Doc. #346126 v.08

                                                            File No.
                                                            33-_______

                  As filed with the SEC on November 9, 2000
       U.S. SECURITIES AND EXCHANGE COMMISSIONWashington, DC 20549FORM
         N-14REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
        Pre-Effective Amendment No.      Post-Effective Amendment No.
                                    -----                             -----
                       (Check appropriate box or boxes)

                            VISION GROUP OF FUNDS
              (Exact Name of Registrant as Specified in Charter)

                                (412) 288-1900
                       (Area Code and Telephone Number)
                             5800 CORPORATE DRIVE
                     PITTSBURGH, PENNSYLVANIA 15237-7010
                  (Address of Principal Executive Offices --
                    Number, Street, City, State, Zip Code)

                           C. TODD GIBSON, ESQUIRE
                          FEDERATED SERVICES COMPANY
                             1001 LIBERTY AVENUE
                          PITTSBURGH, PA 15222-3779
                  (Name and Address of Agent for Service --
                    Number, Street, City, State, Zip Code)

                                  Copies to:

                          ALLAN S. MOSTOFF, ESQUIRE
                                   DECHERT
                             1775 EYE STREET, NW
                         WASHINGTON, D.C. 20006-2401
                                (202) 261-3300

                            BRUCE G. LETO, ESQUIRE
                    STRADLEY, RONON, STEVENS & YOUNG, LLP
                           2600 ONE COMMERCE SQUARE
                            PHILADELPHIA, PA 19103
                                (215) 564-8000
                          MICHAEL P. MALLOY, ESQUIRE
                          DRINKER BIDDLE & REATH LLP
                               ONE LOGAN SQUARE
                         PHILADELPHIA, PA 19103-6996
                                (215) 988-2978

                         MATTHEW G. MALONEY, ESQUIRE
                   DICKSTEIN SHAPIRO MORIN & OSHINSKY, LLP
                              2101 L STREET, NW
                         WASHINGTON, D.C. 20037-1526
                                (202) 828-2218

           Approximate Date of Proposed Public Offering: As soon as
       practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

            It is proposed that this filing will become effective
                  on December 10, 2000 pursuant to Rule 488.

   Title of Securities Being Registered - Shares of beneficial interest of:
   -----------------------------------------------------------------------
             Vision Intermediate Term Bond Fund - Class A Shares
          Vision Pennsylvania Municipal Income Fund - Class A Shares
    Vision Managed Allocation Fund - Conservative Growth - Class A Shares
     Vision Managed Allocation Fund - Aggressive Growth - Class A Shares
      Vision Managed Allocation Fund - Moderate Growth - Class A Shares
                 Vision Small Cap Stock Fund - Class A Shares
              Vision International Equity Fund - Class A Shares
                 Vision Large Cap Core Fund - Class A Shares
              Vision Treasury Money Market Fund - Class A Shares
                 Vision Institutional Prime Money Market Fund
          Vision Institutional Limited Duration U.S. Government Fund


NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.



                                                             Doc. #346126 v.08
                                GOVERNOR FUNDS
                            AGGRESSIVE GROWTH FUND
                           ESTABLISHED GROWTH FUND
                        INTERMEDIATE TERM INCOME FUND
                          INTERNATIONAL EQUITY FUND
                      LIFESTYLE CONSERVATIVE GROWTH FUND
                            LIFESTYLE GROWTH FUND
                        LIFESTYLE MODERATE GROWTH FUND
                 LIMITED DURATION GOVERNMENT SECURITIES FUND
                       PENNSYLVANIA MUNICIPAL BOND FUND
                           PRIME MONEY MARKET FUND
                 U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

                              3435 STELZER ROAD
                             COLUMBUS, OHIO 43218

Dear Shareholder:

      The Board of Trustees of the Governor Funds ("Governor Board") is pleased to submit three separate shareholder proposals. The first proposal is to reorganize the above-listed series of the Governor Funds (each, a "Governor Fund") into a comparable mutual fund series of the Vision Group of Funds (each, a "Vision Fund"). The shareholders of each Governor Fund will vote separately on the proposal to reorganize their Fund. If approved by shareholders of a Governor Fund, the shareholders of that Governor Fund will receive shares of a comparable Vision Fund. Each Vision Fund is advised by Manufacturers and Traders Trust Company ("M&T Bank"). M&T Bank is the
principal banking subsidiary of M&T Bank Corporation ("M&T Corp."), a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of June 30, 2000, M&T Bank had $5.5 billion in assets under management. M&T Bank has served as investment adviser to the Vision Group of Funds (and their predecessors) since their inception in 1988.

      This reorganization is being proposed in connection with the recent merger of Keystone Financial, Inc. ("Keystone") into M&T Corp., the corporate parent of M&T Bank, which took place on October 6, 2000. Prior to the merger of Keystone and M&T Corp., Keystone was the corporate parent of Martindale Andres & Company LLC ("Martindale"), the investment adviser to each Governor Fund. In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products, M&T Corp., M&T Bank, Keystone and Martindale proposed that each Governor Fund be reorganized into a comparable Vision Fund.

      The Governor Board considered various factors in reviewing this proposal on behalf of the shareholders of each Governor Fund, including, but not limited to, the following: First, the Governor Board considered the fact that the Vision Funds have investment objectives and policies identical or substantially similar to those of corresponding Governor Funds. Second, because the Vision Group of Funds' complex has a larger asset base, the Governor Board believes the reorganization may provide shareholders the benefit of economies of scale and increased diversification. Third, no shareholders of the Governor Funds will pay a sales charge to become a shareholder of the Vision Funds in connection with the reorganization, and the expenses of the reorganization will not be borne by the Governor Funds. Fourth, the reorganization is expected to be tax-free; it is anticipated you will pay no federal income tax as a result of the reorganization. The Governor Board also considered the quality of services that would be provided to the shareholders of the Governor Funds after the reorganization and that the expense ratios after proposed contractual and voluntary fee waivers of the Vision Funds are within industry norms. For these and other reasons, the Governor Board believes this reorganization is in the best interests of the shareholders of each Governor Fund. The Board of Trustees of the Vision Group of Funds ("Vision Board") considered the same factors and determined that the reorganization is in the best interest of the shareholders of each Vision Fund.

      If this proposal is approved by Governor Fund shareholders, each Vision Fund would acquire substantially all of the assets and liabilities of a Governor Fund that either has identical or substantially similar investment objectives, policies, and strategies, and Vision Fund shares would be distributed pro rata to you in complete liquidation of your Governor Fund. In order to exchange your Governor Fund shares for Vision Fund shares, the Governor Board submits for your approval a form of Agreement and Plan of Reorganization ("Plan") that relates to your Governor Fund. Vision Fund shareholder approval of this reorganization and the Plan is not required nor is it being sought.

      The second proposal requests approval of a new investment advisory agreement ("New Advisory Agreement") between the Governor Funds, on behalf of each Governor Fund, and Martindale, each Fund's current investment adviser. For each Governor Fund, it is anticipated that the New Advisory Agreement will be in effect from the date the shareholders of that Governor Fund approve the New Advisory Agreement until the date of the reorganization of that Fund (currently anticipated to occur on or about December 18, 2000). After the reorganization, each Vision Fund into which each Governor Fund is reorganized will be managed by M&T Bank, and Martindale will be the sub-adviser for the Vision Small Cap Stock Fund pursuant to a sub-advisory agreement between Martindale and M&T Bank.

      The third proposal requests approval by the International Equity Fund shareholders of a new sub-advisory agreement ("New Sub-Advisory Agreement") between Martindale, with respect to the management of the International Equity Fund, and Brinson Partners, Inc. ("Brinson"), the current sub-adviser to the International Equity Fund. It is anticipated that this New Sub-Advisory Agreement will be in effect from the date the shareholders of the International Equity Fund approve the New Sub-Advisory Agreement until the date of the reorganization of the International Equity Fund (currently anticipated to occur on or about December 18, 2000). Upon the reorganization, Brinson will continue to be the sub-adviser for the International Equity Fund pursuant to a new sub-advisory agreement between Brinson and M&T Bank.

      Your vote on these proposals is very important. Whether or not you plan to attend the meeting, please vote your shares by telephone or by the Internet or by mail. IF YOU ARE A SHAREHOLDER OF MORE THAN ONE GOVERNOR FUND, YOU WILL RECEIVE MORE THAN ONE PROSPECTUS/PROXY STATEMENT AND PROXY CARD AND WILL NEED TO VOTE THE SHARES YOU HOLD OF EACH FUND. Following this letter is a Q&A summarizing the proposed reorganization and information on how you vote your shares. Please read the entire Prospectus/Proxy Statement carefully before you vote.

      The Board believes that the proposed reorganization of each Governor Fund with a comparable Vision Fund and approval of the New Advisory Agreement for the Governor Funds and New Sub-Advisory Agreement for the International Equity Fund are in the best interests of the Governor Funds and their shareholders and unanimously recommends that you vote in favor of such proposals.

      Thank you for your prompt attention and participation.

                                    Sincerely,


                                    /s/ A. James Durica
                                    ------------------------------------
                                    A. James Durica
                                    President


                                      ii

                                                             Doc. #346126 v.08
                     GOVERNOR FUNDS/VISION GROUP OF FUNDS
                                  PROXY Q&A

THE FOLLOWING IS IMPORTANT  INFORMATION  TO HELP YOU  UNDERSTAND THE PROPOSALS
ON  WHICH  YOU  ARE  BEING  ASKED  TO  VOTE.  PLEASE  READ  THE  ENTIRE  PROXY
STATEMENT.

WHY IS THIS REORGANIZATION TAKING PLACE?

The reorganization is being proposed in connection with the recent merger of Keystone Financial, Inc. ("Keystone") into M&T Bank Corporation ("M&T Corp."), which took place on October 6, 2000 ("Bank Merger"). Prior to the Bank Merger, Keystone was the corporate parent of Martindale Andres & Company LLC ("Martindale"), the investment adviser to each Governor Fund. M&T Corp. is the corporate parent of Manufacturers and Traders Trust Company ("M&T Bank"), the investment adviser to each series of the Vision Group of Funds.

In an effort to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products, M&T Corp., M&T Bank, Keystone and Martindale proposed that each Governor Fund be reorganized into a comparable Vision Fund.

WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE?

The reorganization is currently anticipated to occur in mid-December, assuming shareholder and regulatory approval is obtained. Shortly after the reorganization has been approved, you will receive new account information on your new ownership in the corresponding Vision Fund.

WHAT DO I HAVE TO DO TO BECOME A SHAREHOLDER IN THE VISION FUNDS?

Governor Fund shareholders are being asked to approve this reorganization through voting at the Special Meeting of Governor Fund Shareholders, which is scheduled to occur on December 13, 2000. Your vote is very important. You have the flexibility to cast your vote either by phone, Internet or mail.

Upon   approval   of   the   reorganization,   shareholders'   accounts   will
automatically be transferred to the corresponding Vision Fund.

WHAT WILL HAPPEN TO MY GOVERNOR FUND ACCOUNT?

After the reorganization, shareholders will be assigned a new account at the Vision Group of Funds and then Governor Fund accounts will be closed. This process will occur automatically, with no action required by you.

WILL ALL OF MY CURRENT ACCOUNT OPTIONS, SUCH AS SYSTEMATIC PURCHASES AND WITHDRAWAL PLANS, TRANSFER OVER TO VISION FUNDS?

Various types of account servicing features will transfer automatically to new Vision Fund accounts. Shortly after the reorganization, shareholders will receive information that further describes these options, along with materials concerning the Vision Group of Funds' diversified product line and shareholder services.

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

This reorganization is expected to be a tax-free event. Generally, shareholders will not incur capital gains or losses on the conversion from
Governor   Fund   shares   into  Vision  Fund  shares  as  a  result  of  this
reorganization.

Shareholders will incur capital gains or losses if they sell their Governor Fund shares before the reorganization becomes effective or sell/exchange their Vision Fund shares after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the reorganization. Please note that retirement accounts are exempt from such tax consequences.

WHERE CAN I GET MORE INFORMATION ABOUT THIS REORGANIZATION?

Contact   Governor   Funds  at   1-800-766-3960,   or   contact   your   sales
representative.

WHERE CAN I GET MORE INFORMATION ABOUT THE VISION GROUP OF FUNDS?

Contact Vision Funds at 1-800-836-2211. Additionally, we encourage you to contact your financial advisor.

WHAT OTHER PROPOSALS AM I BEING ASKED TO VOTE ON?

As a result of the Bank Merger, the investment advisory agreement then in effect between the Governor Funds and Martindale automatically terminated in accordance with its terms and applicable law. Similarly, the investment sub-advisory agreement then in effect between Martindale and Brinson Partners, Inc. ("Brinson"), the sub-adviser to the International Equity Fund, also terminated. Shareholders are now being asked to approve a new investment advisory agreement with Martindale. In addition, shareholders of the International Equity Fund are being asked to approve a new investment sub-advisory agreement with Brinson. As to a particular Governor Fund, each new agreement would be in effect until the date of the reorganization of that Fund.




                                                             Doc. #346126 v.08
                                GOVERNOR FUNDS
                            AGGRESSIVE GROWTH FUND
                           ESTABLISHED GROWTH FUND
                        INTERMEDIATE TERM INCOME FUND
                          INTERNATIONAL EQUITY FUND
                      LIFESTYLE CONSERVATIVE GROWTH FUND
                            LIFESTYLE GROWTH FUND
                        LIFESTYLE MODERATE GROWTH FUND
                 LIMITED DURATION GOVERNMENT SECURITIES FUND
                       PENNSYLVANIA MUNICIPAL BOND FUND
                           PRIME MONEY MARKET FUND
                 U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

                              3435 STELZER ROAD
                             COLUMBUS, OHIO 43218


                 NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON DECEMBER 13, 2000
      A Special Meeting of Shareholders ("Special Meeting") of each series of the Governor Funds listed above (each a "Governor Fund") will be held on December 13, 2000, at 2:00 p.m., Eastern Time at the principal offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218, for the following purposes:

1. To approve a proposed Agreement and Plan of Reorganization ("Plan")1 between the Governor Funds, on behalf of each Governor Fund series, and the Vision Group of Funds, on behalf of certain Vision Fund series (each a "Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of a corresponding Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund. (Each Governor Fund to vote separately.)

2. To approve a new investment advisory agreement between the Governor Funds, on behalf of each Governor Fund series ("New Advisory Agreement"), and Martindale Andres & Company LLC ("Martindale"). (Each Governor Fund to vote separately.)

3. To approve a new investment sub-advisory agreement between Martindale, with respect to the management of the International Equity Fund, and Brinson Partners, Inc. (International Equity Fund shareholders only will vote separately.)

4. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

      The  attached  Prospectus/Proxy   Statement  provides  more  information
concerning the foregoing matters, including the transaction contemplated by the Plan. A Form of the Plan is attached as Exhibit A.

      Shareholders of record at the close of business on October 16, 2000 are entitled to notice of, and (except for the S Shares class of Prime Money Market Fund) to vote at, the Special Meeting or any adjournment thereof. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE YOUR SHARES BY RETURNING THE PROXY CARD BY MAIL, OR BY VOTING BY TELEPHONE OR THE INTERNET. YOUR VOTE IS IMPORTANT.

                                         By Order of the Board of Trustees,


                                         /s/  Michael P. Malloy
                                         Michael P. Malloy
Dated:  November 9, 2000                 Secretary


TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY ALSO VOTE BY TELEPHONE OR THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.



ii
                                                             Doc. #346126 v.08
                              TABLE OF CONTENTS
                                                                          Page

COVER PAGE...............................................................COVER
PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION.................3
    SUMMARY..................................................................3
        About the Proposed Reorganization....................................3
           Comparative Fee Tables............................................4
        Comparison of Investment Objectives, Policies, Strategies and
        Principal Risks of the Governor Funds and Vision Funds..............30
        Comparison of Operations............................................57
           Investment Advisory Agreements...................................57
           Sub-Advisory Agreements..........................................59
           Portfolio Managers...............................................60
           Administrative and Shareholder Services..........................63
           Distribution Services............................................64
           Purchase, Exchange and Redemption Procedures.....................65
           Dividends and Other Distributions................................69
        Tax Consequences....................................................70
    INFORMATION ABOUT THE REORGANIZATION....................................70
        Merger Between Keystone and M&T Corp................................70
        Considerations by the Board of Trustees of the Governor Funds.......71
        Description of the Plan of Reorganization...........................73
        Description of Vision Fund Shares...................................74
        Federal Income Tax Consequences.....................................75
        Comparative Information on Shareholder Rights and Obligations.......75
           Capitalization...................................................76
    INFORMATION ABOUT THE VISION FUNDS AND THE GOVERNOR FUNDS...............79
        Vision Funds........................................................79
        Governor Funds......................................................80
PROPOSAL 2: APPROVAL OF A NEW ADVISORY AGREEMENT WITH MARTINDALE............80
    INTRODUCTION............................................................80
        Interim Advisory Agreement..........................................80
        New Advisory Agreement..............................................81
    BOARD CONSIDERATIONS....................................................82
    COMPARISON OF THE PREVIOUS ADVISORY AGREEMENT AND NEW ADVISORY
    AGREEMENT...............................................................82
        Advisory Services...................................................82
        Sub-Advisers........................................................83
        Fees................................................................83
        Payment of Expenses.................................................83
        Brokerage...........................................................84
        Limitation of Liability.............................................84
        Continuance.........................................................85
        Termination.........................................................85
    ADDITIONAL INFORMATION REGARDING MARTINDALE.............................85
PROPOSAL 3: APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH BRINSON.............88
    INTRODUCTION............................................................88
        Interim Sub-Advisory Agreement......................................88
        New Sub-Advisory Agreement..........................................89
    BOARD CONSIDERATIONS....................................................90
    COMPARISON OF THE PREVIOUS AGREEMENT AND NEW ADVISORY AGREEMENT.........90
        Sub-Advisory Services...............................................91
        Fees................................................................91
        Payment of Expenses.................................................91
        Brokerage...........................................................91
        Limitation of Liability.............................................92
        Continuance.........................................................93
        Termination.........................................................93
    ADDITIONAL INFORMATION REGARDING BRINSON................................93
VOTING INFORMATION..........................................................94
    OUTSTANDING SHARES AND VOTING REQUIREMENTS..............................95
    OTHER MATTERS..........................................................104
    BOARD RECOMMENDATION...................................................105
EXHIBITS TO COMBINED PROSPECTUS/PROXY STATEMENT............................106
    FORM OF AGREEMENT AND PLAN OF REORGANIZATION...........................133
    VISION FUND PROSPECTUS....................................................



5
                                                             Doc. #346126 v.08
                          PROSPECTUS/PROXY STATEMENT
                               NOVEMBER 9, 2000

                        ACQUISITION OF THE ASSETS OF:

                              THE GOVERNOR FUNDS
                              3435 STELZER ROAD
                             COLUMBUS, OHIO 43218
                                1-800-766-3960

                            BY AND IN EXCHANGE FOR

                            VISION GROUP OF FUNDS
                 VISION SMALL CAP STOCK FUND - CLASS A SHARES
             VISION INTERMEDIATE TERM BOND FUND - CLASS A SHARES
              VISION INTERNATIONAL EQUITY FUND - CLASS A SHARES
                 VISION LARGE CAP CORE FUND - CLASS A SHARES
          VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND
     VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH - CLASS A SHARES VISION MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH - CLASS A SHARES
      VISION MANAGED ALLOCATION FUND - MODERATE GROWTH - CLASS A SHARES
          VISION PENNSYLVANIA MUNICIPAL INCOME FUND - CLASS A SHARES
                 VISION INSTITUTIONAL PRIME MONEY MARKET FUND
              VISION TREASURY MONEY MARKET FUND - CLASS A SHARES

                             5800 CORPORATE DRIVE
                          PITTSBURGH, PA 15237-7000
                                1-800-341-7400

      This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization (the "Plan") related to your Governor Fund pursuant to which you would receive shares of one of the mutual fund series of the Vision Group of Funds listed above (each a "Vision Fund" and together the "Vision Funds") in exchange for the shares of the Governor Fund you currently own. Each Vision Fund and each Governor Fund is a portfolio of securities of an open-end management investment company. Each Vision Fund is advised by Manufacturers and Traders Trust Company ("M&T Bank"), the principal banking subsidiary of M&T Bank Corporation ("M&T Corp."). Each Governor Fund is advised by Martindale Andres & Company LLC ("Martindale"), which is also a subsidiary of M&T Corp. If the Plan is approved with respect to your Governor Fund, the Vision Fund will acquire all or substantially all of the assets and liabilities of the Governor Fund, which has either identical or substantially similar investment objectives and investment policies and strategies, and Vision Fund shares will be distributed pro rata by each Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund. In accordance with the terms of the Plan, each Governor Fund shareholder will become the owner of the Vision Fund's shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Governor Fund. For the name of the Vision Fund into which your Governor Fund would be reorganized and, if applicable, the name of the class of shares that you would receive in the reorganization, please see "Summary - About the Proposed Reorganization." For a comparison of the investment objectives, policies, strategies and principal risks of the Governor Fund and the Vision Fund into which your Governor Fund would be reorganized, see "Summary - Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the Governor Funds and the Vision Funds."2

------------------------------------------------------------------------------
           THE BOARD OF TRUSTEES OF THE GOVERNOR FUNDS UNANIMOUSLY
                       RECOMMENDS APPROVAL OF THE PLAN.
------------------------------------------------------------------------------

      Shareholders are also being asked to approve a new investment advisory agreement ("New Advisory Agreement") between the Governor Funds, on behalf of each Governor Fund, and Martindale ("New Advisory Agreement"), each Fund's current investment adviser, with substantially the same terms, conditions and fees as the previous advisory agreement between Martindale and the Governor Funds, on behalf of each Governor Fund. For each Governor Fund, the New Advisory Agreement will be in effect for the period of time between the date the shareholders of that Governor Fund approve the New Advisory Agreement until the date of the Reorganization of the Fund (currently anticipated to occur on or about December 18, 2000).

------------------------------------------------------------------------------
           THE BOARD OF TRUSTEES OF THE GOVERNOR FUNDS UNANIMOUSLY
              RECOMMENDS APPROVAL OF THE NEW ADVISORY AGREEMENT.
------------------------------------------------------------------------------

      Shareholders of the International Equity Fund are being asked to approve a new investment sub-advisory agreement ("New Sub-Advisory Agreement") between Martindale and Brinson Partners, Inc. ("Brinson"), the current sub-adviser to the International Equity Fund, with substantially the same terms, conditions and fees as the previous investment sub-advisory agreement between Martindale and Brinson. The New Sub-Advisory Agreement will be in effect for the period of time between the date the shareholders of the International Equity Fund approve the New Sub-Advisory Agreement until the date of the Reorganization of the International Equity Fund (currently anticipated to occur on or about December 18, 2000).

------------------------------------------------------------------------------
           THE BOARD OF TRUSTEES OF THE GOVERNOR FUNDS UNANIMOUSLY
            RECOMMENDS APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT.
------------------------------------------------------------------------------

      You should retain this  Prospectus/Proxy  Statement,  dated  November 9,
2000, for future reference. It sets forth concisely the information about each Vision Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Vision Fund into which your Governor Fund would be reorganized (dated
November 8, 2000), which is incorporated herein by reference. Statements of Additional Information for each Vision Fund (one relating to the Vision Fund's Prospectus, which is dated November 8, 2000, and a second one relating to this Prospectus/Proxy Statement, which is dated November 9, 2000), all containing additional information, have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling The Vision Group of Funds at the address and telephone number shown above.

      Prospectuses dated October 30, 2000, and a Statement of Additional Information, dated October 30, 2000, relating to the Governor Funds, have been filed with the SEC and are incorporated herein by reference. The Annual Report to Shareholders of the Governor Funds, dated June 30, 2000, has also been filed with the SEC and is incorporated herein by reference. You may request a copy of the Prospectus and Statement of Additional Information relating to the Governor Funds without charge by writing or calling the Governor Funds at the address and telephone number shown above.

      This Prospectus/Proxy Statement will first be mailed to shareholders on or about November 14, 2000.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROPOSAL 1:         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of each Vision Fund, the Prospectus and Statement of Additional Information of each Governor Fund, and the Plan. A Form of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A.

ABOUT THE PROPOSED REORGANIZATION

      The Board of Trustees of the Governor Funds, of which each Governor Fund is a series, has voted to recommend approval of the Plan to shareholders of each Fund. Under the Plan, each Vision Fund would acquire all or substantially all of the assets and liabilities of the corresponding Governor Fund in exchange for the Vision Fund's shares to be distributed pro rata by the Governor Fund to its shareholders in complete liquidation and dissolution of the Governor Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of a Governor Fund would become the owner of a Vision Fund's shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Governor Fund on the date of the Reorganization.

      As  a   condition   to  the   Reorganization,   each   Vision  Fund  and
corresponding Governor Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Vision Fund nor the Governor Fund nor the shareholders of the Governor Fund will recognize any gain or loss. The tax basis of the Vision Fund's shares received by Governor Fund shareholders would be the same as the tax basis of their shares in the Governor Fund. After the Reorganization is completed, each Governor Fund would be dissolved.

      The following chart shows the Vision Fund into which each Governor Fund would be reorganized if the Reorganization is approved, and, if applicable, the name of the class of shares of the Vision Fund you would receive in the Reorganization. The chart is arranged alphabetically according to the name of the Governor Fund.

-------------------------------------------------------------------------------
  Aggressive Growth Fund          would be       Vision Small Cap Stock Fund*
     (Investor Shares)        reorganized into         (Class A Shares)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Established Growth Fund         would be       Vision Large Cap Core Fund**
     (Investor Shares)        reorganized into         (Class A Shares)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Intermediate Term Income         would be         Vision Intermediate Term
           Fund               reorganized into            Bond Fund*
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Equity Fund        would be        Vision International Equity
     (Investor Shares)        reorganized into               Fund*
                                                       (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Lifestyle Conservative          would be         Vision Managed Allocation
        Growth Fund           reorganized into    Fund - Conservative Growth*
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Lifestyle Growth Fund          would be         Vision Managed Allocation
     (Investor Shares)        reorganized into     Fund - Aggressive Growth*
                                                       (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Lifestyle Moderate Growth        would be         Vision Managed Allocation
           Fund               reorganized into      Fund - Moderate Growth*
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     Limited Duration             would be       Vision Institutional Limited
Government Securities Fund    reorganized into     Duration U.S. Government
     (Investor Shares)                                       Fund*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Pennsylvania Municipal          would be            Vision Pennsylvania
         Bond Fund            reorganized into      Municipal Income Fund*
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Prime Money Market Fund         would be        Vision Institutional Prime
     (Investor Shares)        reorganized into        Money Market Fund*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 U.S. Treasury Obligations        would be       Vision Treasury Money Market
     Money Market Fund        reorganized into               Fund
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------

* THIS FUND HAS RECENTLY BEEN ORGANIZED FOR THE PURPOSE OF CONTINUING THE INVESTMENT OPERATIONS OF THE CORRESPONDING GOVERNOR FUND, AND HAS NO ASSETS OR PRIOR HISTORY OF INVESTMENT OPERATIONS.

** THIS FUND WAS ORGANIZED  EARLIER THIS YEAR AND BECAME EFFECTIVE ON JUNE 30,
   2000,   BUT  IS  NOT  SCHEDULED  TO  COMMENCE   OPERATIONS   PRIOR  TO  THE
   REORGANIZATION.

COMPARATIVE FEE TABLES

      The Governor Funds, like all mutual funds, incur certain expenses in their operations and, as a shareholder of a Governor Fund, you pay these expenses indirectly. The Vision Funds also incur expenses in their operations. The expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison services and distribution services, and other activities. The following tables compare the expenses paid by the Governor Funds with the expenses that you would incur indirectly as a shareholder of the Vision Fund into which your shares would be exchanged. The tables also include any shareholder fees which would be paid directly from your investment. YOU WILL NOT BE CHARGED ANY SALES LOADS FOR ACQUIRING SHARES OF THE VISION FUND IN EXCHANGE FOR SHARES OF THE GOVERNOR FUND YOU CURRENTLY OWN IN THE REORGANIZATION. After taking into account the contractual fee waivers and expense limitations of the Vision Funds that will be in effect for a one-year period starting from the Closing of the Reorganization (as described under "Description of the Plan of Reorganization"), and the expiration on October 31, 2000, of the contractual fee waivers that were in effect for the Governor Funds, while there can be no assurances, the various fees and expense ratios to be incurred by a Vision Fund after the proposed Reorganization generally are expected to be lower than those currently incurred by the corresponding
Governor Fund. The only exception is the Vision Pennsylvania Municipal Income Fund's annual operating expenses (which are expected to be higher by 0.03%).

      A comparison of fees is provided in the following tables. In the case of the Governor Funds, because the contractual fee waivers and reimbursements that had been in place with respect to the Governor Funds ended on October
31, 2000, those waivers and reimbursements are disclosed in the footnotes to the fee table instead of the body of the table. In the case of each Vision Fund, various contractual fee waivers and expense reimbursements will be in place for the one-year period starting from the Closing of the Reorganization. All of these contractual fee waivers and reimbursements are reflected in the body of the fee table instead of in the footnotes. The following comparative fee tables are arranged alphabetically according to the name of the Governor Fund.





27
                                                             Doc. #346126 v.08
This table describes the fees and expenses of the Class A Shares of the VISION SMALL CAP STOCK FUND, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR AGGRESSIVE GROWTH FUND for its most recent fiscal year end (June 30, 2000).

                                                                               VISION SMALL   GOVERNOR   VISION
                                                                               CAP STOCK FUND AGGRESSIVE PRO FORMA
                                                                               (CLASS A       GROWTH     ESTIMATED
                                                                               SHARES) 1      FUND       COMBINED
                                                                                              (INVESTOR
                                                                                              SHARES)

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
5.50%2
5.50%
5.50%2

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee................................................................

0.85%........................................................................10.85%
Distribution (12b-1)
Fee......................................................
0.25%3.............None.......................................................0.25%3
Shareholder Services
Fee......................................................
0.25%4.............None7......................................................0.25%4
Other
Expenses................................................................
0.28%5........................................................................0.40%7
0.28%5
Total Annual Fund Operating
Expenses..........................................
1.63%.....................1.40%8..............................................1.63%
Total Waivers of Fund
Expenses................................................  0.30%6
 .............N/A8.............................................................0.30%6
Total Annual Fund Operating Expenses (After
Waivers)..........................
1.33%.....................................1.40%...............................1.33%

-------------------------------------------------------------------------------------------------------------------

1  To date, the Vision Small Cap Stock Fund has had no operations.

2 The Vision Small Cap Stock Fund's Class A Shares typically have a maximum sales charge of 5.50%. However, holders of the Governor Aggressive Growth Fund's Investor Shares will not be charged a sales charge when receiving Vision Small Cap Stock Fund shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their shares of the Vision Small Cap Stock Fund for another Vision mutual fund.

3 Pursuant to a contractual agreement with the Fund's distributor, the Vision Small Cap Stock Fund will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

4   Pursuant to a contractual agreement with the Fund's administrator, the
Vision Small Cap Stock Fund will pay and accrue the Shareholder Services Fee for Class A Shares in an amount equal to 0.20% of the Fund's average daily net assets for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. The Fund will not accrue or pay the remaining 0.05% of the Shareholder Services Fee for that time period.

5 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

6 As stated in notes 3 and 4, the Vision Small Cap Stock Fund will not accrue or pay the Distribution (12b-1) Fee and will accrue or pay only a portion of the Shareholder Services Fee pursuant to a contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

7 Other Expenses include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Aggressive Growth Fund's distributor) and other financial institutions ("Servicing Organizations") under an Administration Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

8 As stated in note 7, the Governor Aggressive Growth Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund actually paid until October 31, 2000.

Total Waivers of Fund Expenses..........................................
0.34%
Total Actual Annual Fund Operating Expenses (After Waivers).............
1.06%


This table describes the fees and expenses of the Class A Shares of the VISION LARGE CAP CORE FUND, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR ESTABLISHED GROWTH FUND for its most recent fiscal year end (June 30, 2000).

                                                                               VISION LARGE   GOVERNOR   VISION
                                                                               CAP CORE FUND  ESTABLISHEDPRO FORMA
                                                                               (CLASS A       GROWTH     ESTIMATED
                                                                               SHARES) 1      FUND       COMBINED
                                                                                              (INVESTOR
                                                                                              SHARES)
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
5.50%2
5.50%               5.50%2

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee................................................................
0.85%...0.75%.................................................................0.85%
Distribution (12b-1)
Fee......................................................
0.25%3.............None.......................................................0.25%3
Shareholder Services
Fee......................................................
0.25%4.............None7......................................................0.25%4
Other
Expenses................................................................
0.22%5........................................................................0.38%7
0.22%5
Total Annual Fund Operating Expenses..........................................  1.57%
1.13%8...............1.57%
Total Waiver of Fund Expenses.................................................  0.50%6
N/A..................0.50%6
Total Annual Fund Operating Expenses (After Waivers) .........................  1.07%
1.13%8...............1.07%



-------------------------------------------------------------------------------------------------------------------

1 Since its inception on June 20, 2000, the Vision Large Cap Core Fund has had no operations.

2 The Vision Large Cap Core Fund Class A Shares typically have a maximum sales charge of 5.50%. However, shareholders of the Governor Established Growth Fund's Investor Shares will not be charged a sales charge when receiving Vision Large Cap Core Fund shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange those shares of the Vision Large Cap Core Fund for another Vision mutual fund.

3 Pursuant to a contractual agreement with the Fund's distributor, the Vision Large Cap Core Fund will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

4 Pursuant to a contractual agreement with the Fund's administrator, the Vision Large Cap Core Fund will not pay or accrue the Shareholder Services
Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fees, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

5 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

6 As stated in notes 3 and 4, the Vision Large Cap Core Fund will not accrue or pay the Distribution (12b-1) or Shareholder Services Fee pursuant to a contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

7 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Established Growth Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.


8 As stated in note 7, the Governor Established Growth Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund actually paid until October 31, 2000.

Total Waivers of Fund Expenses..........................................
0.19%
Total Actual Annual Fund Operating Expenses (After Waivers).............
0.94%


This table describes the fees and expenses of the Class A Shares of the VISION INTERMEDIATE TERM BOND FUND, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR INTERMEDIATE TERM INCOME FUND for its most recent fiscal year end (June 30, 2000).

                                                                              VISION          GOVERNOR   VISION
                                                                              INTERMEDIATE    INTERMEDIATPRO FORMA
                                                                              TERM BOND FUND  TERM       ESTIMATED
                                                                              (CLASS A        INCOME     COMBINED
                                                                              SHARES) 1       FUND
                                                                                              (INVESTOR
                                                                                              SHARES)

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
4.50%2
4.50%
4.50%2

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee................................................................

0.70%3.......................................................................00.70%3
Distribution (12b-1)
Fee......................................................
0.25%4.............None.......................................................0.25%4
Shareholder Services
Fee......................................................
0.25%5.............None8......................................................0.25%5
Other
Expenses................................................................
0.24%6........................................................................0.29%8
0.24%6
Total Annual Fund Operating
Expenses..........................................
1.44%.....................0.89%9..............................................1.44%
Total Waivers of Fund
Expenses................................................  0.73%7
 .............N/A9.............................................................0.73%7
Total Annual Fund Operating Expenses (After
Waivers)..........................
0.71%.....................................0.89%...............................0.71%

-------------------------------------------------------------------------------------------------------------------

1  To date, the Vision Intermediate Term Bond Fund has had no operations.

2 The Vision Intermediate Term Bond Fund's Class A Shares typically have a maximum sales charge of 4.50%. However, holders of the Governor Intermediate Term Income Fund's Investor Shares will not be charged a sales charge when receiving Vision Intermediate Term Bond Fund Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their Class A Shares of the Vision Intermediate Term Bond Fund for another Vision mutual fund.

3 The Fund's adviser has agreed to contractually waive a portion of the Management Fee. The Management Fee paid by the Fund (after the waiver) will not exceed 0.47% for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

4 Pursuant to a contractual agreement with the Fund's distributor, the Vision Intermediate Term Bond Fund will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

5 Pursuant to a contractual agreement with the Fund's administrator, the Vision Intermediate Term Bond Fund will not pay or accrue the Shareholder Services Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

7 As stated in notes 3, 4 and 5, the Vision Intermediate Term Bond Fund's adviser has agreed to contractually waive a portion of its Management Fee and the Fund will not accrue or pay the Distribution (12b-1) Fee or Shareholder Services Fee pursuant to a contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.


8 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Intermediate Term Income Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.


9 As stated in note 8, the Governor Intermediate Term Income Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund actually paid until October 31, 2000.

Total Waivers of Fund Expenses..........................................
0.33%
Total Actual Annual Fund Operating Expenses (After Waivers).............
0.56%


This table describes the fees and expenses of the Class A Shares of the VISION INTERNATIONAL EQUITY FUND, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR INTERNATIONAL EQUITY FUND for its most recent fiscal year end (June 30, 2000).

                                                                              VISION        GOVERNOR     VISION
                                                                              INTERNATIONAL INTERNATIONALPRO FORMA
                                                                              EQUITY FUND   EQUITY FUND  ESTIMATED
                                                                              (CLASS A      (INVESTOR    COMBINED
                                                                              SHARES) 1     SHARES)

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
5.50%2
5.50%
5.50%2

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee................................................................
1.00%3..1.25%.................................................................1.00%3
Distribution (12b-1)
Fee......................................................
0.25%4.............None.......................................................0.25%4
Shareholder Services
Fee......................................................
0.25%..............None7......................................................0.25%
Other
Expenses................................................................
0.56%5........................................................................0.60%7
0.56%5
Total Annual Fund Operating
Expenses..........................................
2.06%.....................1.85%8..............................................2.06%
Total Waivers of Fund
Expenses................................................  0.35%6
 .............N/A8.............................................................0.35%6
Total Annual Fund Operating Expenses (After
Waivers)..........................
1.71%.....................................1.85%...............................1.71%


-------------------------------------------------------------------------------------------------------------------

1  To date, the Vision International Equity Fund has had no operations.

2 The Vision International Equity Fund's Class A Shares typically have a maximum sales charge of 5.50%. However, holders of the Governor International Equity Fund's Investor Shares will not be charged a sales charge when receiving their Vision International Equity Fund Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their Class A Shares of the Vision International Equity Fund for another Vision mutual fund.

3 The Fund's adviser has contractually agreed to waive a portion of the Management Fee. The Management Fee paid by the Fund (after the waiver) will not exceed 0.90% for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

4   Pursuant to a contractual agreement with the Fund's distributor, the
Vision International Equity Fund will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about
December 18, 2000.   If the Fund were to accrue or pay the Distribution Fee,
it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

5 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

6 As stated in notes 3 and 4, the Vision International Equity Fund's adviser has contractually agreed to waive a portion of the Fund's Management Fee and the Fund will not accrue or pay the Distribution (12b-1) Fee pursuant to a contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

7 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor International Equity Fund's distributor) and other financial institutions ("Servicing Organizations") under an Administration Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.


8 As stated in note 7, the Governor International Equity Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund actually paid until October 31, 2000.

Total Waivers of Fund Expenses..........................................
0.88%
Total Actual Annual Fund Operating Expenses (After Waivers).............
0.97%


This table describes the fees and expenses of the Class A Shares of the VISION MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH, a new fund, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR LIFESTYLE CONSERVATIVE GROWTH FUND for its most recent fiscal year end (June 30, 2000).

                                                                               VISION        GOVERNOR    VISION
                                                                               MANAGED       LIFESTYLE   PRO FORMA
                                                                               ALLOCATION    CONSERVATIVEESTIMATED
                                                                               FUND -        GROWTH      COMBINED
                                                                               CONSERVATIVE  FUND
                                                                               GROWTH (CLASS (INVESTOR
                                                                               A SHARES) 1   SHARES)
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
5.00%2
4.50%
5.00%2

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee................................................................
0.25%3...0.25%................................................................0.25%3
Distribution (12b-1)
Fee......................................................
0.25%4.............0.50%8.....................................................0.25%4
Shareholder Services
Fee......................................................
0.25%5.............None9......................................................0.25%5
Other Expenses................................................................
38.07%6.......................................................................24.81%9
38.07%6
Total Annual Fund Operating Expenses..........................................
38.82%........................................................................25.56%10
38.82%10
Total Waivers and Reimbursements of Fund Expenses.............................
37.82%7.......................................................................N/A10
37.82%7
Total Annual Fund Operating Expenses (After Waivers and
Reimbursements).......
1.00%.................................................25.56%..................
1.00%

------------------------------------------------------------------------------
1 To date, the Vision Managed Allocation Fund - Conservative Growth has had no operations.

2 The Vision Managed Allocation Fund - Conservative Growth Class A Shares typically have a maximum sales charge of 5.00%. However, shareholders of the Governor Lifestyle Conservative Growth Fund's Investor Shares will not be charged a sales charge when receiving Vision Managed Allocation Fund - Conservative Growth Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their shares of the Vision Managed Allocation Fund - Conservative Growth for another Vision mutual fund.
3 The Vision Managed Allocation Fund - Conservative Growth's adviser has contractually agreed to waive the entire Management Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. In addition, the adviser has contractually agreed to reimburse certain operating expenses of this Fund's Class A Shares so that the annual fund operating expenses do not exceed 1.00% for a one-year period, starting from the Closing of the Reorganization.
4 Pursuant to a contractual agreement with the Fund's distributor, the Vision Managed Allocation Fund - Conservative Growth will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

5 Pursuant to contractual expense limitations stated in note 3, the Vision Managed Allocation Fund - Conservative Growth does not expect to pay or accrue the Shareholder Services Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.
7 As stated in notes 3, 4 and 5, the Vision Managed Allocation Fund - Conservative Growth's adviser agreed to contractually waive the entire Management Fee and reimburse certain Fund operating expenses, and the Fund will not accrue or pay the Distribution (12b-1) Fee and does not expect to pay or accrue the Shareholder Services Fee pursuant to such agreements for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

8 Long-term shareholders of the Governor Lifestyle Conservative Growth Fund may pay more than the maximum front-end sales charge permitted by the National Association of Securities Dealers Regulation, Inc., due to the recurring nature of 12b-1 fees.
9 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Lifestyle Conservative Growth Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. Other Expenses also include expenses for the underlying funds. Expenses for the underlying funds of the Fund are based upon the strategic allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations of the underlying funds). The net annual operating expenses for the underlying funds for the fiscal year or period ended June 30, 2000, were 0.47%, 0.69%, 0.61%, 0.56%, 0.94%, 1.06%, and 0.97% for the Governor Prime Money Market, Governor U.S. Treasury Obligations Money Market, Governor Limited Duration Government Securities, Governor Intermediate Term Income, Governor Established Growth, Governor Aggressive Growth and Governor International Equity Funds, respectively. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.

10 The Governor Lifestyle Conservative Growth Fund's adviser and administrators waived a portion of their respective fees until October 31, 2000, pursuant to a contract with the Fund dated October 29, 1999. The
Fund's adviser had contractually agreed to reimburse expenses until October 31, 2000 to the extent necessary to prevent the Fund's net annual fund operating expenses, excluding the expenses for the underlying funds, from exceeding 1.65%. This expense reimbursement obligation was also pursuant to the contract with the Fund dated October 29, 1999. In addition, the Fund's adviser has voluntarily agreed to extend this 1.65% expense limitation after October 31, 2000, but the adviser may end this voluntary expense limitation at any time at its discretion.
Total Waivers of Fund Expenses..........................................
23.91%
Total Actual Annual Fund Operating Expenses (After Waivers and Reimbursements)
    1.65%
This table describes the fees and expenses of the Class A Shares of the VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of Investor Shares of the GOVERNOR LIFESTYLE GROWTH FUND for its most recent fiscal year end (June 30, 2000).

                                                                               VISION MANAGED GOVERNOR   VISION
                                                                               ALLOCATION     LIFESTYLE  PRO FORMA
                                                                               FUND -         GROWTH     ESTIMATED
                                                                               AGGRESSIVE     FUND       COMBINED
                                                                               GROWTH (CLASS  (INVESTOR
                                                                               A SHARES) 1    SHARES)
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
5.00%2
4.50%
5.00%2

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee................................................................
0.25%3..0.25%.................................................................0.25%3
Distribution (12b-1)
Fee......................................................
0.25%4.............0.50%8.....................................................0.25%4
Shareholder Services
Fee......................................................
0.25%5.............None9......................................................0.25%5
Other
Expenses................................................................
7.91%6........................................................................8.78%9
7.91%6
Total Annual Fund Operating
Expenses..........................................
8.66%.....................9.54%10.............................................8.66%
Total Waivers and Reimbursements of Fund
Expenses.............................
7.66%7.................................N/A10..................................7.66%7
Total Annual Fund Operating Expenses (After Waivers and
Reimbursements).......
1.00%.................................................9.54%...................1.00%

-------------------------------------------------------------------------------------------------------------------

1 To date, the Vision Managed Allocation Fund - Aggressive Growth has had no operations.

2 The Vision Managed Allocation Fund - Aggressive Growth Class A Shares typically have a maximum sales charge of 5.00%. However, Governor Lifestyle Growth Fund Investor Shares shareholders will not be charged a sales charge when receiving your Vision Managed Allocation Fund - Aggressive Growth Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their shares of the Vision Fund for another Vision mutual fund.

3 The Vision Managed Allocation Fund - Aggressive Growth's adviser has contractually agreed to waive the entire Management Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. In addition, the adviser has contractually agreed to reimburse certain operating expenses of this Fund's Class A Shares so that the annual fund operating expenses do not exceed 1.00% for a one-year period, starting from the Closing of the Reorganization.

4 Pursuant to a contractual agreement with the Fund's distributor, the Vision Managed Allocation Fund - Aggressive Growth will not pay or accrue Distribution (12b-1) Fees for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in this table.

5 Pursuant to the contractual expense limitations stated in note 3, the Vision Managed Allocation Fund - Aggressive Growth does not expect to pay or accrue the Shareholder Services Fees for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fees, it would be able to pay up to 0.25% of its average daily net assets as noted in this table.

6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

7 As stated in notes 3, 4 and 5, the Vision Managed Allocation Fund - Aggressive Growth's adviser agrees to contractually waive the entire Management Fee and reimburse certain Fund operating expenses, and the Fund will not accrue or pay the Distribution (12b-1) Fee and does not expect to pay or accrue the Shareholder Services Fee pursuant to such agreements for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

8 Long-term shareholders of the Governor Lifestyle Growth Fund may pay more than the maximum front-end sales charge permitted by the National Association of Securities Dealers Regulation, Inc., due to the recurring nature of 12b-1 fees.
9 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Lifestyle Growth Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. Other Expenses also include expenses for the underlying funds. Expenses for the underlying funds of the Fund are based upon the strategic allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations of the underlying funds). The net annual operating expenses for the underlying funds for the fiscal year or period ended June 30, 2000, were 0.47%, 0.69%, 0.61%, 0.56%, 0.94%, 1.06%, and 0.97% for the Governor Prime Money Market, Governor U.S. Treasury Obligations Money Market, Governor Limited Duration Government Securities, Governor Intermediate Term Income, Governor
Established Growth, Governor Aggressive Growth, and Governor International Equity Funds, respectively. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.
10 The Governor Lifestyle Growth Fund's adviser and administrators waived a portion of their respective fees until October 31, 2000, pursuant to a contract with the Fund dated October 29, 1999. The Fund's adviser had contractually agreed to reimburse expenses until October 31, 2000 to the extent necessary to prevent the Fund's net annual fund operating expenses, excluding the expenses for the underlying funds, from exceeding 1.65%. This expense reimbursement obligation was also pursuant to the contract with the Fund dated October 29, 1999. In addition, the Fund's adviser has voluntarily agreed to extend this 1.65% expense limitation after October 31, 2000, but the adviser may end this voluntary expense limitation at any time at its discretion.
Total Waivers of Fund Expenses..........................................
7.89%
Total Actual Annual Fund Operating Expenses (After Waivers and Reimbursements)
  1.65%


This table describes the fees and expenses of the Class A Shares of the VISION MANAGED ALLOCATION FUND - MODERATE GROWTH, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR LIFESTYLE MODERATE GROWTH FUND for its most recent fiscal year end (June 30, 2000).


                                                                               VISION MANAGED GOVERNOR   VISION
                                                                               ALLOCATION     LIFESTYLE  PRO FORMA
                                                                               FUND -         MODERATE   ESTIMATED
                                                                               MODERATE       GROWTH     COMBINED
                                                                               GROWTH (CLASS  FUND
                                                                               A SHARES) 1    (INVESTOR
                                                                                              SHARES)
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
5.00%2
4.50%
5.00%2

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee................................................................
0.25%3..0.25%.................................................................0.25%3
Distribution (12b-1)
Fee......................................................
0.25%4.............0.50%8.....................................................0.25%4
Shareholder Services
Fee......................................................
0.25%5.............None9......................................................0.25%5
Other
Expenses................................................................
8.40%6........................................................................7.10%9
8.40%6
Total Annual Fund Operating
Expenses..........................................
9.15%.....................7.86%10.............................................9.15%
Total Waivers and Reimbursements of Fund
Expenses.............................
8.15%7.................................N/A10..................................8.15%7
Total Annual Fund Operating Expenses (After Waivers and
Reimbursements).......
1.00%.................................................7.86%...................1.00%

-------------------------------------------------------------------------------------------------------------------

1 To date, the Vision Managed Allocation Fund - Moderate Growth has had no operations.

2 The Vision Managed Allocation Fund - Moderate Growth Class A Shares typically have a maximum sales charge of 5.00%. However, Governor Lifestyle Moderate Growth Fund shareholders will not be charged a sales charge when receiving Vision Managed Allocation Fund - Moderate Growth Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their shares of the Vision Fund for another Vision mutual fund.

3 The Vision Managed Allocation Fund - Moderate Growth's adviser has contractually agreed to waive the entire Management Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. In addition, the adviser has contractually agreed to reimburse certain operating expenses of this Fund's Class A Shares so that the annual fund operating expenses do not exceed 1.00% for a one-year period, starting from the Closing of the Reorganization.

4 Pursuant to a contractual agreement with the Fund's distributor, the Vision Managed Allocation Fund - Moderate Growth will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

5 Pursuant to the contractual expense limitations stated in note 3, the Vision Managed Allocation Fund - Moderate Growth does not expect to pay or accrue the Shareholder Services Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.
6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.
7 As stated in notes 3, 4 and 5, the Vision Managed Allocation Fund - Moderate Growth's adviser agreed to contractually waive the entire Management Fee and reimburse certain Fund operating expenses, and the Fund will not accrue or pay the Distribution (12b-1) Fee and does not expect to pay or accrue the Shareholder Services Fee pursuant to such agreements for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.
8 Long-term shareholders of the Governor Lifestyle Moderate Growth Fund may pay more than the maximum front-end sales charge permitted by the National Association of Securities Dealers Regulation, Inc., due to the recurring nature of 12b-1 fees.
9 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Lifestyle Moderate Growth Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. Other Expenses also include expenses for the underlying funds. Expenses for the underlying funds of the Fund are based upon the strategic allocation of the Fund's investment in the underlying funds and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations of the underlying funds). The net annual operating expenses for the underlying funds for the fiscal year or period ended June 30, 2000, were 0.47%, 0.69%, 0.61%, 0.56%, 0.94%, 1.06%, and 0.97% for the Governor Prime Money Market, Governor U.S. Treasury Obligations Money Market, Governor Limited Duration Government Securities, Governor Intermediate Term Income, Governor
Established Growth, Governor Aggressive Growth, and Governor International Equity Funds, respectively. Actual underlying fund expenses incurred by the Fund may vary with changes in the allocation of the Fund's assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.
10 The Governor Lifestyle Moderate Growth Fund's adviser and administrators waived a portion of their respective fees until October 31, 2000, pursuant to a contract with the Fund dated October 29, 1999. The Fund's adviser had contractually agreed to reimburse expenses until October 31, 2000 to the extent necessary to prevent the Fund's net annual fund operating expenses, excluding the expenses for the underlying funds, from exceeding 1.65%. This expense reimbursement obligation was also pursuant to the contract with the Fund dated October 29, 1999. In addition, the Fund's adviser has voluntarily agreed to extend this 1.65% expense limitation after October 31, 2000, but the adviser may end this voluntary expense limitation at any time at its discretion.
Total Waivers of Fund Expenses..........................................
6.21%
Total Actual Annual Fund Operating Expenses (After Waivers and Reimbursements)
  1.65%
This table describes the fees and expenses of VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR LIMITED DURATION GOVERNMENT SECURITIES FUND for its most recent fiscal year end (June 30, 2000).

                                                                               VISION        GOVERNOR    VISION
                                                                               INSTITUTIONAL LIMITED     PRO FORMA
                                                                               LIMITED       DURATION    ESTIMATED
                                                                               DURATION U.S. GOVERNMENT  COMBINED
                                                                               GOVERNMENT    SECURITIES
                                                                               FUND1         FUND
                                                                                             (INVESTOR
                                                                                             SHARES)

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
3.00%2
3.00%
3.00%2

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee................................................................
0.60%3...0.60%................................................................0.60%3
Distribution (12b-1)
Fee......................................................
0.25%4.............None.......................................................0.25%4
Shareholder Services
Fee......................................................
0.25%5.............None8......................................................0.25%5
Other
Expenses................................................................
0.36%6........................................................................0.34%8
0.36%6
Total Annual Fund Operating
Expenses..........................................
1.46%.....................0.94%9..............................................1.46%
Total Waivers of Fund
Expenses................................................  0.70%7
 .............N/A9.............................................................0.70%7
Total Annual Fund Operating Expenses (After
Waivers)..........................
0.76%.....................................0.94%...............................0.76%

-------------------------------------------------------------------------------------------------------------------

1 To date, the Vision Institutional Limited Duration U.S. Government Fund has had no operations.

2 The Vision Institutional Limited Duration U.S. Government Fund's Shares typically have a maximum sales charge of 3.00%. However, shareholders of the Governor Limited Duration Government Securities Fund's Investor Shares will not be charged a sales charge when receiving Vision Institutional Limited Duration U.S. Government Fund shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their shares of the Vision Institutional Limited Duration U.S. Government Fund for another Vision mutual fund.

3 The Vision Institutional Limited Duration U.S. Government Fund's adviser has contractually agreed to waive a portion of the Management Fee. The Management Fee paid by the Fund (after the waiver) will not exceed 0.40% for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

4 Pursuant to a contractual agreement with the Fund's distributor, The Vision Institutional Limited Duration U.S. Government Fund will not pay or accrue the Distribution (12b-1) Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

5 Pursuant to a contractual agreement with the Fund's administrator, the Vision Institutional Limited Duration U.S. Government Fund will not pay or accrue the Shareholder Services Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

7 As stated in notes 3, 4 and 5, the Vision Institutional Limited Duration U.S. Government Fund's adviser has contractually agreed to waive a portion of the Fund's Management Fee and the Fund will not accrue or pay the Distribution (12b-1) Fee or Shareholder Services Fee pursuant to a contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

8 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Limited Duration Government Securities Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.


9 As stated in note 8, the Governor Limited Duration Government Securities Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund actually paid until October 31, 2000.

Total Waivers of Fund Expenses..........................................
0.33%
Total Actual Annual Fund Operating Expenses (After Waivers).............
0.61%


This table describes the fees and expenses of the Class A Shares of the VISION PENNSYLVANIA MUNICIPAL INCOME FUND, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR PENNSYLVANIA MUNICIPAL BOND FUND for its most recent fiscal year end (June 30, 2000).

                                                                               VISION       GOVERNOR     VISION
                                                                               PENNSYLVANIA PENNSYLVANIA PRO FORMA
                                                                               MUNICIPAL    MUNICIPAL    ESTIMATED
                                                                               INCOME FUND  BOND FUND    COMBINED
                                                                               (CLASS A     (INVESTOR
                                                                               SHARES) 1    SHARES)

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
4.50%2
4.50%
4.50%2

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee................................................................
0.70%3..0.60%.................................................................0.70%3
Distribution (12b-1)
Fee......................................................
0.25%4.............None.......................................................0.25%4
Shareholder Services
Fee......................................................
0.25%5.............None8......................................................0.25%5
Other
Expenses................................................................
0.32%6........................................................................0.33%8
0.32%6
Total Annual Fund Operating
Expenses..........................................
1.52%.....................0.93%9..............................................1.52%7
Total Waivers of Fund
Expenses................................................
0.56%7..............N/A9......................................................0.56%7
Total Annual Fund Operating Expenses (After
Waivers)..........................
0.96%.....................................0.93%...............................0.96%

-------------------------------------------------------------------------------------------------------------------

1 To date, the Vision Pennsylvania Municipal Income Fund has had no operations.

2 The Vision Pennsylvania Municipal Income Fund's Class A Shares typically have a maximum sales charge of 4.50%. However, holders of the Governor Pennsylvania Municipal Bond Fund Fund's Investor Shares will not be charged a sales charge when receiving Vision Pennsylvania Municipal Income Fund Class A Shares in connection with the Reorganization nor will they be charged a sales charge if they decide to exchange their Class A Shares of the Vision Pennsylvania Municipal Income Fund for another Vision mutual fund.

3 The Vision Pennsylvania Municipal Income Fund's adviser has contractually agreed to waive a portion of the Management Fee. Pursuant to a contractual agreement with the Fund's adviser, the Management Fee paid by the Fund (after the waiver) will not exceed 0.64% for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

4 Pursuant to a contractual agreement with the Fund's distributor, the Vision Pennsylvania Municipal Income Fund will not pay or accrue the Distribution (12b-1) Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the fee table.

5 Pursuant to a contractual agreement with the Fund's administrator, the Vision Pennsylvania Municipal Income Fund will not pay or accrue the Shareholder Services Fee for Class A Shares for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

6 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

7 As stated in notes 3, 4 and 5, the Vision Pennsylvania Municipal Income Fund's adviser has agreed to contractually waive a portion of its Management Fee and the Fund will not accrue or pay Distribution (12b-1) Fees or Shareholder Services Fees pursuant to contractual agreements for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

8 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Pennsylvania Municipal Bond Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

9 As stated in note 8, the Governor Pennsylvania Municipal Bond Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund actually paid until October 31, 2000.

Total Waivers of Fund Expenses..........................................
0.34%
Total Actual Annual Fund Operating Expenses (After Waivers).............
0.59%




This table describes the fees and expenses of VISION INSTITUTIONAL PRIME MONEY MARKET FUND, a new series, as well as pro forma fees and expenses after giving effect to the Reorganization, and describes the fees and expenses of the Investor Shares of the GOVERNOR PRIME MONEY MARKET FUND for its most recent fiscal year end (June 30, 2000).

                                                                               VISION         GOVERNOR   VISION
                                                                               INSTITUTIONAL  PRIME      PRO FORMA
                                                                               PRIME MONEY    MONEY      ESTIMATED
                                                                               MARKET FUND1   MARKET     COMBINED
                                                                                              FUND
                                                                                              (INVESTOR
                                                                                              SHARES)

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
None
None
None

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee................................................................
0.50%2..0.40%.................................................................0.50%2
Distribution (12b-1)
Fee......................................................
0.25%3.............None.......................................................0.25%3
Shareholder Services Fee
 .....................................................
0.25%4.................None7..................................................0.25%4
Other
Expenses................................................................
0.23%5........................................................................0.30%7
0.23%5
Total Annual Fund Operating
Expenses..........................................
1.23%.....................0.70%8..............................................1.23%
Total Waivers of Fund
Expenses................................................  0.80%6
 .............N/A8.............................................................0.80%6
Total Annual Fund Operating Expenses (After
Waivers)..........................
0.43%.....................................0.70%...............................0.43%

-------------------------------------------------------------------------------------------------------------------

1 To date, the Vision Institutional Prime Money Market Fund has had no operations.

2 The Vision Institutional Prime Money Market Fund's adviser has contractually agreed to waive a portion of the Management Fee. The Management Fee paid by the Fund (after the waiver) will not exceed 0.20% for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

3 Pursuant to a contractual agreement with the Fund's distributor, the Vision Institutional Prime Money Market Fund will not pay or accrue the Distribution (12b-1) Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Distribution (12b-1) Fee, it would be able to pay up to 0.25% of the Fund's average daily net assets as noted in the table.

4 Pursuant to a contractual agreement with the Fund's administrator, the Vision Institutional Prime Money Market Fund will not pay or accrue the Shareholder Services Fee for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000. If the Fund were to accrue or pay the Shareholder Services Fee, it would be able to pay up to 0.25% of the Fund's average daily net assets as noted in the table.

5 Other Expenses are based on an estimated amount for the fiscal year ending April 30, 2001.

6 As stated in notes 2, 3 and 4, the Vision Institutional Prime Money Market Fund's adviser has contractually agreed to waive a portion of its Management Fee and the Fund will not accrue or pay the Distribution (12b-1) Fee or Shareholder Services Fee pursuant to contractual agreement for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

7 Other Expenses include administration fees, transfer agency fees, and all other ordinary operating expenses not listed above, and the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor Prime Money Market Fund's distributor) and other financial organizations ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net assets of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.


8 As stated in note 7, the Governor Prime Money Market Funds' adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund actually paid until October 31, 2000.

Total Waivers of Fund Expenses..........................................
0.23%
Total Actual Annual Fund Operating Expenses (After Waivers).............
0.47%


This table describes the fees and expenses of the Class A Shares of the VISION TREASURY MONEY MARKET FUND for its most recent fiscal year end (April 30, 2000). It also reflects the expected fee structure on a pro forma basis after giving effect to the Reorganization for the current fiscal year ending April 30, 2001, as well as the fees and expenses of the Investor Shares of the GOVERNOR U.S. TREASURY OBLIGATIONS MONEY MARKET FUND for its most recent fiscal year end (June 30, 2000).


                                                                               VISION         GOVERNOR   VISION
                                                                               TREASURY MONEY U.S.       PRO FORMA
                                                                               MARKET FUND    TREASURY   ESTIMATED
                                                                               (CLASS A       OBLIGATIONSCOMBINED
                                                                               SHARES)        MONEY
                                                                                              MARKET
                                                                                              FUND
                                                                                              (INVESTOR
                                                                                              SHARES)
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
None
None
None

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management
Fee................................................................
0.50%1...0.40%................................................................0.50%6
Distribution (12b-1)
Fee......................................................
None...............None.......................................................None
Shareholder Services
Fee......................................................
0.25%2.............None4......................................................0.25%7
Other
Expenses................................................................      %
0.160.55%4....................................................................0.16%
Total Annual Fund Operating
Expenses..........................................
0.91%3....................0.95%5..............................................0.91%
Total Waivers of Fund
Expenses................................................
N/A.................N/A.......................................................0.34%8
Total Annual Fund Operating Expenses (After
Waivers)..........................
N/A.......................................N/A.................................0.57%

-------------------------------------------------------------------------------------------------------------------

1 The Vision Treasury Money Market Fund's adviser voluntarily waived a portion of the Management Fee. The Fund's adviser can terminate this voluntary waiver at any time. The Management Fee paid by the Fund (after voluntary waiver) was 0.42% for the fiscal year ended April 30, 2000.

2 The Vision Treasury Money Market Fund did not pay or accrue the Shareholder Services Fee for Class A Shares during the fiscal year ended April 30, 2000. If the Fund were accruing or paying the Shareholder Services Fee, it would be able to pay up to 0.25% of its average daily net assets as noted in the table.

3 As stated in notes 1 and 2, the Vision Treasury Money Market Fund's adviser voluntarily waived a portion of the Management Fee and the Fund did not pay or accrue the Shareholder Services Fee for Class A shares during the Fund's most recently completed fiscal year. These adjustments are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waivers of Fund Expenses..........................................
0.33%
Total Actual Annual Fund Operating Expenses (After Waivers).............
0.58%
4 Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses, including the payment of a servicing fee to various banks, trust companies, broker-dealers (other than the Governor U.S. Treasury Obligations Money Market Fund's distributor) and other financial institutions ("Service Organizations") under an Administrative Services Plan up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship. Some of these expenses could be characterized as Shareholder Services Fees but the current Prospectus of the Fund includes these expenses under the heading Other Expenses. The Fund's adviser and administrators were contractually committed to waive a portion of their fees until October 31, 2000.

5 As stated in note 4, the Governor U.S. Treasury Obligations Money Market Fund's adviser and administrators waived certain amounts until October 31, 2000. These waivers are shown below along with the net expenses the Fund actually paid until October 31, 2000.

Total Waivers of Fund Expenses..........................................
0.26%
Total Actual Annual Fund Operating Expenses (After Waivers).............
0.69%

6 As stated in note 1, the Vision Treasury Money Market Fund's adviser for the Fund's fiscal year ended April 30, 2000, voluntarily waived a portion of the Management Fee to which it was otherwise entitled. The Fund's adviser may terminate such waiver at any time. In addition, the Fund's adviser has contractually agreed to waive a portion of its Management Fee for a one-year period starting from the Closing of the Reorganization (which is anticipated to occur on or about December 18, 2000) so that the Management Fee paid will not exceed 0.41%.

7 As stated in note 2, the Vision Treasury Money Market Fund did not accrue or pay Shareholder Services Fees during its last fiscal year. The Board of Trustees has been informed that if the Reorganization is effected no accrual or payment of these fees will be made for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.

8 As stated in notes 6 and 7, the Vision Treasury Money Market Fund's adviser, for the Fund's fiscal year ended April 30, 2000, voluntarily waived a portion of the Fund's Management Fee. In addition, the Board of Trustees has been informed that if the Reorganization is effected, the Fund's adviser has contractually agreed to waive a portion of its Management Fee, and no accrual or payment of the Shareholder Services Fee will be made for a one-year period starting from the Closing of the Reorganization, which is anticipated to occur on or about December 18, 2000.




106
                                                             Doc. #346126 v.08

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the Governor Fund whose shares you currently own with the cost of investing in the Vision Fund into which your Governor Fund will be reorganized if the proposed Reorganization is approved. The Example for each separate Vision and Governor Fund assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Pro Forma Combined Example assumes that you invest $10,000 in the Vision Fund after the Reorganization with the Governor Fund. Each Example assumes that your investment has a 5% return each year.

The  Example for each Vision Fund  (except the Vision  Treasury  Money  Market
Fund) and each Pro Forma Combined Example assumes operating expenses to be AFTER WAIVERS AND REIMBURSEMENTS as presented in the preceding Fee Tables. As described in the notes to the Fee Tables, pursuant to contractual commitments, a portion of the operating expenses of each such Vision Fund will be waived or reimbursed during the one-year period starting from the Closing of the applicable Reorganization (which is anticipated to occur on or about December 18, 2000), and such waiver or reimbursement will cease and not be extended beyond the one-year period. The calculations in the Examples of the expenses for each of the 1, 3, 5 and 10 year periods shown reflect those waivers and reimbursements during the one-year period after the Closing of the Reorganization. For the periods after the first year, in the calculations for the 3, 5 and 10 year expenses, the calculations assume operating expenses BEFORE WAIVERS AND REIMBURSEMENTS as reflected in the Fee Tables. The Example for the Vision Treasury Money Market Fund, which is subject to voluntary fee waivers, assumes operating expenses BEFORE WAIVERS AND REIMBURSEMENTS.

The Example for each Governor Fund assumes operating expenses to be BEFORE WAIVERS AND REIMBURSEMENTS as shown in the preceding Fee Tables. The adviser and administrators to each Governor Fund were contractually committed to waive a portion of their fees and reimburse certain expenses only through October 31, 2000, and not thereafter. The adviser to the Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund and Lifestyle Growth Fund has voluntarily (but not contractually) agreed to extend such waivers and reimbursements after October 31, 2000 and those voluntary waivers and reimbursements are not reflected in the Examples.

                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision Small Cap Stock Fund...........     $678      $990     $1,343    $2,337
Governor Aggressive Growth Fund.......     $674      $958     $1,263    $2,128
Pro Forma Combined....................     $678      $990     $1,343    $2,337
                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision Large Cap Core Fund............     $653      $941     $1,283    $2,247
Governor Established Growth Fund......     $653      $883     $1,132    $1,844
Pro Forma Combined....................     $653      $941     $1,283    $2,247
                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision Intermediate Term Bond Fund....     $519      $771     $1,091    $1,996
Governor Intermediate Term Income Fund     $526      $710     $910      $1,487
Pro Forma Combined....................     $519      $771     $1,091    $1,996
                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision International Equity Fund......     $714      $1,107   $1,547    $2,764
Governor International Equity Fund....     $699      $1,073   $1,470    $2,577
Pro Forma Combined....................     $714      $1,107   $1,547    $2,764
                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision Managed Allocation Fund -
   Conservative Growth................     $597      $4,866   $8,025    $10,174
Governor Lifestyle Conservative Growth
   Fund...............................     $2,017    $5,456   $7,625    $10,163
Pro Forma Combined....................     $597      $4,866   $8,025    $10,174
                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision Managed Allocation - Aggressive
   Growth.............................     $597      $1,826   $3,433    $6,965
Governor Lifestyle Growth Fund........     $1,100    $2,806   $4,361    $7,673
Pro Forma Combined....................     $597      $1,826   $3,433    $6,965
                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision Managed Allocation Fund-Moderate
   Growth.............................     $597      $1,887   $3,566    $7,190
Governor Lifestyle Moderate Growth Fund    $998      $2,444   $3,808    $6,894
Pro Forma Combined....................     $597      $1,887   $3,566    $7,190
                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision Institutional Limited Duration
U.S.
   Government Fund....................     $375      $637     $966      $1,896
Governor Limited Duration Government
   Securities Fund....................     $382      $580     $794      $1,410
Pro Forma Combined....................     $375      $637     $966      $1,896
                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision Pennsylvania Municipal Income       $544      $822     $1,157    $2,105
Fund..................................
Governor Pennsylvania Municipal Bond       $530      $722     $931      $1,532
Fund..................................
Pro Forma Combined....................     $544      $822     $1,157    $2,105
                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision Institutional Prime Money Market
   Fund...............................     $44       $258     $547      $1,370
Governor Prime Money Market Fund......     $64       $216     $382      $863
Pro Forma Combined....................     $44       $258     $547      $1,370
                                          1 year    3        5 years   10 years
                                                     years
                                         --------  -------  --------  ---------

Vision Treasury Money Market Fund.....     $93       $290     $504      $1,120
Governor U.S. Treasury Obligations
Money
   Market Fund........................     $88       $294     $517      $1,158
Pro Forma Combined....................     $81       $255     $469      $1,087

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF THE GOVERNOR FUNDS AND VISION FUNDS

      This section contains tables comparing the investment objectives, policies, strategies and the principal risks of investing in each Governor
Fund and each Vision Fund into which each Governor Fund would be reorganized. The tables are arranged alphabetically according to the name of the Governor Fund. The differences between the Funds are reflected in italics. One difference between the funds, which is not noted in the tables, is that the investment objective for each Governor Fund is non-fundamental while the investment objective for each Vision Fund is fundamental. This means that the investment objectives for the Visions Funds, unlike those of the Governor Funds, may not be changed without shareholder approval.

      In addition to the policies and strategies set forth below, each Vision Fund and each Governor Fund is subject to certain additional investment policies and limitations, which are described in their respective Statements of Additional Information. The Prospectus and Statement of Additional Information of each Vision Fund and the Prospectus and Statement of Additional Information of each Governor Fund, all of which are incorporated herein by reference thereto, together set forth in full the investment objectives, policies, strategies and limitations of each Vision Fund and each Governor Fund.

-------------------------------------------------------------------------------
GOVERNOR AGGRESSIVE GROWTH FUND          VISION SMALL CAP STOCK FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide growth of capital.            To provide growth of capital.

The Aggressive Growth Fund's principal   PRINCIPAL INVESTMENTS:
investments and investment policies and
strategies are substantially similar to  The Vision Small Cap Stock Fund will
those of the Vision Small Cap Stock      invest substantially all, but under
Fund.  The difference between the Funds  normal market conditions no less than
is the size of the companies (at the     65%, of its total assets in common
time of investment ) in which each Fund  stocks and securities convertible into
invests.  The Aggressive Growth Fund     common stocks of companies with market
principally invests in small to mid-cap  capitalizations (market price per
companies, those with market             share of a company's stock multiplied
capitalizations (market price per share  by the total number of outstanding
of a company's stock multiplied by the   shares) at the time of purchase under
total number of outstanding shares)      $2 billion.  The Fund intends to
ranging between $100 million and $5      invest 90% or more of its assets in
billion.  The Vision Small Cap Stock     common stocks and securities
Fund principally invests in small cap    convertible into common stocks under
companies, those with market             normal market conditions.  The balance
capitalizations under $2 billion.        of the portfolio may be invested in
                                         common stocks and securities
                                         convertible into common stocks not
                                         meeting these market capitalization
                                         parameters.  Stocks purchased by the
                                         Fund generally will be traded on
                                         established U.S. markets and
                                         exchanges, although the Fund may
                                         invest in restricted or privately
                                         placed securities.

                                         INVESTMENT STYLE AND STRATEGIES:

                                         The Fund attempts to invest primarily
                                         in small-capitalization companies
                                         (although the Fund will invest to a
                                         lesser extent in mid-capitalization
                                         stocks) that its Sub-Adviser believes
                                         have demonstrated one or more of the
                                         following characteristics:  strong
                                         growth, solid management, innovative
                                         products, and a steady revenue and
                                         earnings history.  In addition, the
                                         Sub-Adviser attempts to invest in
                                         companies that are selling at earnings
                                         multiples that the Sub-Adviser
                                         believes to be less than their
                                         expected long-term growth rate.  The
                                         Sub-Adviser emphasizes company
                                         specific factors rather than industry
                                         factors when deciding to buy or sell
                                         securities.  The Fund's sector
                                         weightings may be overweighted or
                                         underweighted relative to its peers
                                         and benchmarks.
PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The Fund is subject to the following
Aggressive Growth Fund are               principal risks:
substantially the same as those of the
Vision Small Cap Stock Fund.  The        |X|...STOCK MARKET RISK. The value of
Vision Small Cap Stock Fund will,              equity securities in the Fund's
however, have greater exposure to              portfolio will rise and fall,
smaller companies risk because it may          sometimes drastically, as a
invest to a greater extent in small            result of factors affecting
cap, as opposed to mid-cap, companies.         individual companies or
                                               industries, or the securities
                                               market as a whole.

                                         |X|   SMALLER COMPANIES RISK.
                                               Generally, the smaller the
                                               market capitalization of a
                                               company, the fewer the number of
                                               shares traded daily, the less
                                               liquid its stock and the more
                                               volatile its price.  Companies
                                               with smaller market
                                               capitalizations also tend to
                                               have unproven track records, a
                                               limited product or service base
                                               and limited access to capital.
                                               These factors make these
                                               companies more likely to fail
                                               than companies with larger
                                               market capitalizations.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               GROWTH. Growth stock prices
                                               reflect projections of future
                                               earnings or revenues and can,
                                               therefore, fall dramatically if
                                               the company fails to meet those
                                               projections.  Growth stocks also
                                               may be more expensive relative
                                               to their earnings or assets
                                               compared to value or other
                                               stocks.

                                               Due to their relatively high
                                               valuations, growth stocks are
                                               typically more volatile than
                                               value stocks.  Further, growth
                                               stocks may not pay dividends or
                                               may pay lower dividends than
                                               value stocks.  This means they
                                               depend more on price changes for
                                               returns and may be more
                                               adversely affected in a down
                                               market compared to value stocks
                                               that pay higher dividends.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
GOVERNOR ESTABLISHED GROWTH FUND         VISION LARGE CAP CORE FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide growth of capital with some   To provide long-term capital
current income                           appreciation.  Current income is a
as a secondary objective.                secondary, non-fundamental investment
                                         consideration.
This stated secondary objective of some
current income differs from the Vision
Large Cap Core Fund since current
income is a secondary investment
consideration.
PRINCIPAL INVESTMENTS:                   PRINCIPAL INVESTMENTS:

The Established Growth Fund will invest  The Vision Large Cap Core Fund pursues
substantially all, but under normal      its investment objective by investing
market conditions no less than 65%, of   primarily in a diversified portfolio
its total assets in common stocks and    of equity securities that are
securities convertible into common       considered "large cap."  Large
stocks of companies with market          capitalization companies have a market
capitalizations (market price per share  capitalization (market price per share
of a company's stock multiplied by the   of a company's stock multiplied by the
total number of outstanding shares) at   total number of outstanding shares) of
the time of purchase of at least $1      $10 billion or more at the time of
billion.  Securities convertible into    investing.  The Fund may also invest,
common stocks include convertible        to a lesser extent, in mid-cap or
bonds, convertible preferred stock,      small-cap companies, which are
options and rights.  The Established     generally companies with market
Growth Fund intends to invest 90% or     capitalizations under $10 billion and
more of its assets in common stocks      $1 billion, respectively.  The Fund
under normal market conditions.  Stocks  invests primarily in common stocks,
purchased for the Established Growth     but may also invest in preferred
Fund generally will be traded on         stocks.  While the Fund looks for
established U.S. markets and exchanges.  large-cap equity securities that are expected to produce growth or capital
Therefore, there are two differences in  appreciation, the Fund will also
the principal investments of the         consider to a lesser extent whether
Established Growth Fund and the Vision   the securities offer the opportunity
Large Cap Core Fund.  First, the         for current income.
Established Growth Fund may invest a
greater percentage of its assets than
the Large Cap Core Fund in companies
that, at the time of purchase, have
capitalizations of between $1 billion
and $10 billion.  Second, the
Established Growth Fund may invest to a
greater extent in convertible
securities than the Large Cap Core
Fund.  While the Large Cap Core Fund is
permitted to invest in such securities,
convertible securities are not one of
that Fund's principal investments.
Instead, the Large Cap Core Fund may
invest in preferred stocks to a greater
extent than the Established Growth
Fund.  As a practical matter, the
greatest portion of each Fund's
portfolio is expected to be invested in
common stocks.
INVESTMENT STYLE AND STRATEGIES:         INVESTMENT STYLE AND STRATEGIES:

The Established Growth Fund's            The Fund, as a whole, has the overall
investment style is substantially        portfolio characteristics that define
similar to that of the Vision Large Cap  it as "large cap core," which is an
Core Fund, but the Established Growth    investment style that has elements of
Fund may not engage in value investing   both growth and value investing.
to the same extent as the Vision Large
Cap Core Fund.                           The Fund's manager uses a strategy of
                                         "Risk Controlled, Thematic, GARP
The Adviser selects investments based    (Growth at a Reasonable Price)."  This
on a number of factors related to        strategy attempts to control portfolio
historical and projected earnings and    risk by using investments that are
price/earnings relationships, as well    larger components of the Standard &
as company growth and asset value,       Poor's 500 Index; identify major macro
consistency of earnings growth and       forces (themes and trends) that will
earnings quality.  The Established       influence the economic environment;
Growth Fund's investments are based      and buy stocks that are at attractive
upon the Adviser's assessment of a       valuations relative to their peers.
company's expected performance through   The Adviser has the option of pursuing
a business and market cycle that         a growth-based or a value-based
normally translates into a three- to     strategy as market conditions dictate.
five-year investment horizon.  In an
effort to reduce market volatility, the  Growth stocks, in general, tend to be
Established Growth Fund tries to keep    highly valued relative to their
its investments diversified among all    current earnings.  These companies may
of the major economic sectors.           include those that the market is
                                         willing to pay more for because they
                                         are recognized leaders or well-known
                                         household names with the potential for
                                         powerful, consistent earnings growth
                                         and that may be worth more in the
                                         future.

                                         When looking for value stocks, the
                                         Adviser will attempt to identify
                                         investments that, for whatever reason,
                                         are currently out of favor and selling
                                         at a discount to their fair market
                                         value as defined by the Adviser's
                                         disciplines.  These value companies'
                                         stock prices do not appear to reflect
                                         their underlying value as measured by
                                         assets, earnings, cash flow, business
                                         franchises, or other quantitative or
                                         qualitative measurements.
PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The Fund is subject to the following
Established Growth Fund are              principal risks:
substantially similar to those of the
Vision Large Cap Core Fund. The          |X|   STOCK MARKET RISK. The value of
Established Growth Fund may, however,          equity securities in the Fund's
be subject to a greater extent to the          portfolio will rise and fall,
risks associated with investments in           sometimes drastically, as a
smaller companies.  Stocks issued by           result of factors affecting
companies with smaller market                  individual companies or
capitalizations tend to carry greater          industries or the securities
risk and exhibit greater price                 market as a whole.
volatility than larger capitalization
stocks because their businesses may not  |X|   RISKS RELATED TO INVESTING FOR
be well-established.  Smaller companies        GROWTH. Growth stock prices
generally have limited product lines,          reflect projections of future
markets and financial resources and may        earnings or revenues and can,
be dependent on one-person management.         therefore, fall dramatically if
These securities may also have limited         the company fails to meet those
marketability and, as a result, may be         projections.  Growth stocks also
difficult to sell.  In addition, the           may be more expensive relative
risks associated with value investing          to their earnings or assets
are not likely to be as prominent when         compared to value or other
investing in the Established Growth            stocks.
Fund as compared to the Vision Large
Cap Core Fund.                                 Due to their relatively high
                                               valuations, growth stocks are
                                               typically more volatile than
                                               value stocks.  Further, growth
                                               stocks may not pay dividends or
                                               may pay lower dividends than
                                               value stocks.  This means they
                                               depend more on price changes for
                                               returns and may be more
                                               adversely affected in a down
                                               market compared to value stocks
                                               that pay higher dividends.


                                         |X|   RISKS RELATED TO INVESTING FOR
                                               VALUE. Value stock prices are
                                               considered "cheap" relative to
                                               the company's perceived value
                                               and are often out of favor with
                                               other investors.  However, if
                                               other investors fail to
                                               recognize the company's value
                                               (and do not become buyers, or
                                               become sellers), or favor
                                               investing in faster-growing
                                               companies, value stocks may not
                                               increase in value as anticipated
                                               by the Adviser or may even
                                               decline further.

                                               Due to their relatively low
                                               valuations, value stocks are
                                               typically less volatile than
                                               growth stocks.  Further value
                                               stocks tend to have higher
                                               dividends than growth stocks.
                                               This means they depend less on
                                               price changes for returns and
                                               may lag behind growth stocks in
                                               an up market.
INVESTMENT RESTRICTIONS:

The Established Growth Fund and the
Vision Large Cap Core Fund have each
adopted as fundamental policies certain
investment restrictions, which are
substantially similar, except as noted
below.  Fundamental investment
restrictions may not be changed without
shareholder vote.  (Each Fund also has
certain additional non-fundamental
investment restrictions, which are
described in each Fund's Statement of
Additional Information.)

o     The Funds' policies with respect
to lending differ because the Vision
Fund can invest in loans, such as
assignments and participation
interests.  However, the Vision Fund is
not likely to invest in loans to any
significant extent given its investment
emphasis on equity securities.

o     The Funds' policies with respect
to concentration are substantially
similar except that the Governor Fund
excludes certain investments from the
calculation for purposes of
concentration as a matter of
fundamental policy while the Vision
Fund does so as a matter of
non-fundamental policy.

o     The Vision Fund's policy with
respect to purchasing securities on
margin is non-fundamental, which means
it may be changed without shareholder
vote.

o     While neither Fund can purchase
or sell real estate, each can invest in
marketable securities of companies
engaged in such activities and
securities secured by real estate
interests thereon.  The Vision Fund's
policy expressly permits that Fund to
exercise its rights under agreements
relating to such securities, including
the right to enforce security interest
and to hold real estate acquired by
reason of such enforcement until that
real estate can be liquidated.

o     Neither Fund may underwrite
securities issued by other persons,
except that the Governor Fund may do so
to the extent that it may be deemed to
be an underwriter under certain
securities laws in the disposition of
"restricted securities" and the Vision
Fund may engage in transactions that
involve the acquisition, disposition or
resale of its portfolio securities
under circumstances where it may be
considered to be an underwriter under
the Securities Act of 1933.

o     While the Vision Fund, like the
Governor Fund, cannot purchase or sell
commodities or commodities contracts,
it can purchase securities of
companies that deal in commodities.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR INTERMEDIATE TERM INCOME FUND   VISION INTERMEDIATE TERM BOND FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide current income with           To provide current income with
long-term growth of capital as a         long-term growth of capital as a
secondary objective.                     secondary objective.

The Intermediate Term Income Fund's      PRINCIPAL INVESTMENTS:
principal investments and investment
policies and strategies are              The Vision Intermediate Term Bond Fund
substantially the same as to those of    normally invests substantially all,
the Vision Intermediate Term Bond        but under normal market conditions no
Fund.  The Vision Intermediate Term      less than 65%, of its total assets in
Bond Fund, unlike the Intermediate Term  investment grade fixed income
Income Fund, also may invest in          securities.  These include bonds,
non-investment grade fixed income        debentures, notes, mortgage-backed and
securities.                              asset-backed securities, state,
                                         municipal or industrial revenue bonds,
                                         variable and floating rate securities,
                                         variable master demand notes,
                                         obligations issued or supported as to
                                         principal and interest by the U.S.
                                         Government or its agencies or
                                         instrumentalities ("Government
                                         Obligations"), and debt securities
                                         convertible into, or exchangeable for,
                                         common stocks.  The balance of the
                                         Fund's portfolio may be invested in
                                         securities of other investment
                                         companies, preferred stocks and, for
                                         cash management purposes, certain
                                         short-term obligations.

                                         The Fund will have a dollar-weighted
                                         average maturity of 3 to 10 years.
                                         Dollar-weighted average maturity gives
                                         you the average time until all debt
                                         securities in a fund come due or
                                         mature.  It is calculated by averaging
                                         the time to maturity of all debt
                                         securities held by the Fund with each
                                         maturity "weighted" according to the
                                         percentage of assets it represents.

                                         INVESTMENT STYLE AND STRATEGIES:

                                         The Adviser selects securities based
                                         on current yield, maturity, yield to
                                         maturity, anticipated changes in
                                         interest rates, and the overall credit
                                         quality of the investment.
PRINCIPAL RISKS:                         PRINCIPAL RISKS:
The principal risks of investing in the
Intermediate Term Income Fund are        The Fund is subject to the following
substantially the same as those of the   principal risks:
Vision Intermediate Term Bond Fund.
Because the Vision Intermediate Term     |X|   CREDIT RISK.  It is possible
Bond Fund may, unlike the Intermediate         that an issuer will default on a
Term Income Fund, invest in                    security by failing to pay
non-investment grade debt securities,          interest or principal when due.
it may be exposed to greater credit            If an issuer defaults, the Fund
risk.                                          will lose money.  Changes in an
                                               issuer's financial strength or
                                               in a securities credit rating
                                               may affect a security's value
                                               and thus, impact the Fund's
                                               performance.

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value.  The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value.  In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CALL RISK.  An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price.  If a
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.

                                         |X|   PREPAYMENT RISK.
                                               Mortgage-backed and asset-backed
                                               securities are subject to
                                               prepayment risk.  These
                                               securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.

                                         |X|   PORTFOLIO TURNOVER.  The Fund is
                                               actively managed and, in some
                                               cases, in response to market
                                               conditions, the Fund's portfolio
                                               turnover will exceed 100%.  A
                                               higher rate of portfolio
                                               turnover increases costs and
                                               expenses, which must be borne by
                                               the Fund and its shareholders.
                                               High portfolio turnover also may
                                               result in the realization of
                                               substantial net short-term
                                               capital gains, which are taxable
                                               when distributed to shareholders.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
GOVERNOR INTERNATIONAL EQUITY FUND       VISION INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide long-term capital             To provide long-term capital
appreciation, primarily through a        appreciation, primarily through a
diversified portfolio of non-U.S.        diversified portfolio of non-U.S.
equity securities.                       equity securities.

The International Equity Fund's          PRINCIPAL INVESTMENTS:
principal investments and investment
policies and strategies are identical    The Vision International Equity Fund
to those of the Vision International     will invest substantially all, but
Equity Fund.                             under normal market conditions in no
                                         event less than 65%, of its total
                                         assets in equity or convertible
                                         securities in at least eight countries
                                         other than the United States.
                                         Although it may invest anywhere in the
                                         world, the Fund invests primarily in
                                         the equity markets listed in the
                                         Morgan Stanley Capital International
                                         Europe, Australasia, Far East ("MSCI
                                         EAFE") Index(R), the benchmark against
                                         which the Fund measures its
                                         performance.  The Fund may also invest
                                         in forward foreign currency contracts
                                         to achieve allocation strategies.

                                         INVESTMENT STYLE AND STRATEGIES:

                                         The International Equity Fund
                                         Sub-Adviser's investment perspective
                                         for the Fund is to invest in the
                                         equity securities of non-U.S. markets
                                         and companies that are believed to be
                                         undervalued, in relation to the
                                         issuer's assets, cash flow, earnings
                                         and revenues, based upon internal
                                         research and proprietary valuation
                                         systems.  These processes utilized by
                                         the Fund's Sub-Adviser incorporate
                                         internal analysts' considerations of
                                         company management, competitive
                                         advantage, and each company's core
                                         competencies, to determine a stock's
                                         fundamental value, which is then
                                         compared to the stock's current market
                                         price.  In allocating assets within
                                         the portfolio, the Sub-Adviser
                                         considers the relative attractiveness
                                         of asset classes, the individual
                                         international equity markets,
                                         industries across and within those
                                         markets, other common risk factors
                                         within those markets and individual
                                         international companies.  Because the
                                         relative performance of foreign
                                         currencies is an important factor in
                                         the Fund's performance, the
                                         Sub-Adviser may attempt to manage the
                                         Fund's exposure to various currencies
                                         to take advantage of different yield,
                                         risk and return characteristics.

                                         As a general matter, the Fund will
                                         invest in securities contained in the
                                         EAFE Index, although the Fund may
                                         substitute securities in an equivalent
                                         index when it believes that such
                                         securities more accurately reflect the
                                         relevant international market.  The
                                         Sub-Adviser also may attempt to
                                         enhance long-term risk and return
                                         performance of the Fund relative to
                                         its benchmark by deviating from the
                                         normal benchmark mix of country
                                         allocation and currencies in reaction
                                         to discrepancies between current
                                         market prices and fundamental values.

PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The Fund is subject to the following
International Equity Fund are the same   principal risks:
as those of the Vision International
Equity Fund.                             |X|   STOCK MARKET RISK.  The value of
                                               equity securities in the Fund's
                                               portfolio will rise and fall,
                                               sometimes drastically, as a
                                               result of factors affecting
                                               individual companies or
                                               industries, or the securities
                                               market as a whole.

                                         |X|   FOREIGN SECURITIES RISK.
                                               Foreign securities pose
                                               additional risks because foreign
                                               economic or political conditions
                                               may be less favorable than those
                                               of the United States.
                                               Securities in foreign markets
                                               may also be subject to taxation
                                               policies that reduce returns for
                                               U.S. investors.

                                               Foreign companies may not
                                               provide information (including
                                               financial statements) as
                                               frequently or to as great an
                                               extent as companies in the
                                               United States.  Foreign
                                               companies may also receive less
                                               coverage than United States
                                               companies by market analysts and
                                               the financial press.  In
                                               addition, foreign countries may
                                               lack uniform accounting,
                                               auditing and financial reporting
                                               standards or regulatory
                                               requirements  comparable to
                                               those applicable to U.S.
                                               companies.  These factors may
                                               prevent the Fund and its
                                               Sub-Adviser from obtaining
                                               information concerning foreign
                                               companies that is as frequent,
                                               extensive and reliable as the
                                               information available concerning
                                               companies in the United States.

                                               Foreign countries may have
                                               restrictions on foreign
                                               ownership of securities or may
                                               impose exchange controls,
                                               capital flow restrictions or
                                               repatriation restrictions, which
                                               could adversely affect the
                                               liquidity of the Fund's
                                               investments.

                                               The risks associated with
                                               forward foreign currency
                                               contracts include movement in
                                               the value of the foreign
                                               currency relative to the U.S.
                                               dollar and the ability of the
                                               counterparty to perform.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               VALUE.  Value stock prices are
                                               considered "cheap" relative to
                                               the company's perceived value
                                               and are often out of favor with
                                               other investors.  However, if
                                               other investors fail to
                                               recognize the company's value
                                               (and do not become buyers, or
                                               become sellers), or favor
                                               investing in faster-growing
                                               companies, value stocks may not
                                               increase in value as anticipated
                                               by the Sub-Adviser or may even
                                               decline further.

                                               Due to their relatively low
                                               valuations, value stocks are
                                               typically less volatile than
                                               growth stocks.  Further, value
                                               stocks tend to have higher
                                               dividends than growth stocks.
                                               This means they depend less on
                                               price changes for returns and
                                               may lag behind growth stocks in
                                               an up market.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR LIFESTYLE CONSERVATIVE GROWTH   VISION MANAGED ALLOCATION FUND -
FUND                                     CONSERVATIVE GROWTH
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide capital appreciation and      To provide capital appreciation and
income.                                  income.
PRINCIPAL INVESTMENTS:                   PRINCIPAL INVESTMENTS:

The Lifestyle Conservative Growth        The Vision Managed Allocation Fund -
Fund's principal investments are         Conservative Growth seeks to achieve
substantially similar to those of the    its objective by investing in a
Vision Managed Allocation Fund -         combination of Vision Funds managed by
Conservative Growth.                     the Adviser (the "Underlying Funds").
                                         The Fund currently plans to generally
                                         invest the largest proportion of its
                                         assets in Underlying Funds that invest
                                         primarily in investment grade fixed
                                         income securities of various
                                         maturities.  The Fund's remaining
                                         assets may be invested in shares of
                                         Underlying Funds that invest primarily
                                         in equity securities and in money
                                         market instruments.
INVESTMENT STYLE AND STRATEGIES:         INVESTMENT STYLE AND STRATEGIES:

The Lifestyle Conservative Growth Fund   The Fund currently plans to invest in
's investment policies and strategies    shares of the following Underlying
are similar to those of the Vision       Funds within the percentage ranges
Managed Allocation Fund - Conservative   indicated:
Growth Fund except that the Lifestyle
Conservative Growth Fund generally                               Investment
invests in shares of the following       Range                   (Percentage of
Governor Funds within the percentage     the
ranges indicated:                        Asset Class             Fund's Stock)
                                         -----------             -------------
                                         MONEY MARKET FUNDS          5-50%
                        Investment Range Institutional Prime
                        (Percentage of      Money Market Fund
the                                      Treasury Money Market
Asset Class             Fund's              Fund
-----------             -------
STOCK)                                   FIXED INCOME FUNDS          35-70%
--------------
MONEY MARKET FUNDS         0-30%         Institutional Limited Duration
Prime Money Market Fund                     U.S. Government Fund
U.S. Treasury Obligations                Intermediate Term Bond Fund
    Money Market Fund                    U.S. Government Securities Fund
FIXED INCOME FUNDS        30-60%
Limited Duration Government              EQUITY FUNDS
   Securities Fund                       Large Cap Growth Fund
Intermediate Term Income Fund            Small Cap Stock Fund        5-35%
EQUITY FUNDS              10-40%         International Equity Fund
Established Growth Fund                  Mid Cap Stock Fund
Aggressive Growth Fund                   Large Cap Core Fund
International Equity Fund                Large Cap Value Fund

                                         The Adviser makes allocation decisions
                                         according to its outlook for the
                                         economy, financial markets, and
                                         relative market valuation for the
                                         Underlying Funds.  Moreover, the
                                         Underlying Funds in which the Fund may
                                         invest, the allocation ranges, and the
                                         investments in each Underlying Fund
                                         may all be changed from time to time
                                         without shareholder approval.
PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The Vision Managed Allocation Fund -
Lifestyle Conservative Growth are        Conservative Growth is subject to
substantially similar to those of the    those risks associated with
Vision Managed Allocation Fund -         investments in the Underlying Funds in
Conservative Growth. To the extent       which the Fund actually invests.  The
there are differences in the actual      Fund is subject to the following
risks of investments in these Funds, it  principal risks:
is primarily a result of the different
allocations each Fund makes in the       |X|   CREDIT RISK. It is possible that
underlying funds.                              an issuer will default on a
                                               security by failing to pay
                                               interest or principal when due.
                                               If an issuer defaults, the Fund
                                               will lose money.  Changes in an
                                               issuer's financial strength or
                                               in a securities credit rating
                                               may affect a security's value
                                               and thus, impact the Fund's
                                               performance.

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value. In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CALL RISK. An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price.  If a
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.

                                         |X|   PREPAYMENT RISK. Mortgage-backed
                                               and asset-backed securities are
                                               subject to prepayment risk.
                                               These securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.

                                         |X|   STOCK MARKET RISK.  The value of
                                               equity securities in the Fund's
                                               portfolio will rise and fall,
                                               sometimes drastically, as a
                                               result of factors affecting
                                               individual companies or
                                               industries, or the securities
                                               market as a whole.

                                         |X|   FOREIGN SECURITIES RISK.
                                               Investments in issuers located
                                               in foreign countries may have
                                               greater price volatility and
                                               less liquidity.  Investments in
                                               foreign securities also are
                                               subject to political,
                                               regulatory, and diplomatic
                                               risks.  Changes in currency
                                               rates are an additional risk of
                                               investments in foreign
                                               securities.

                                         |X|   SMALLER COMPANIES RISK.
                                               Generally, the smaller the
                                               market capitalization of a
                                               company, the fewer the number of
                                               shares traded daily, the less
                                               liquid its stock and the more
                                               volatile its price.  Companies
                                               with smaller market
                                               capitalizations also tend to
                                               have unproven track records, a
                                               limited product or service base
                                               and limited access to capital.
                                               These factors make these
                                               companies more likely to fail
                                               than companies with larger
                                               market capitalizations.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               VALUE.  Value stock prices are
                                               considered "cheap" relative to
                                               the company's perceived value
                                               and are often out of favor with
                                               other investors.  However, if
                                               other investors fail to
                                               recognize the company's value
                                               (and do not become buyers, or
                                               become sellers), or favor
                                               investing in faster-growing
                                               companies, value stocks may not
                                               increase in value as anticipated
                                               by the Adviser or may even
                                               decline further.

                                               Due to their relatively low
                                               valuations, value stocks are
                                               typically less volatile than
                                               growth stocks.  Further, value
                                               stocks tend to have higher
                                               dividends than growth stocks.
                                               This means they depend less on
                                               price changes for returns and
                                               may lag behind growth stocks in
                                               an up market.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               GROWTH.  Growth stock prices
                                               reflect projections of future
                                               earnings or revenues and can,
                                               therefore, fall dramatically if
                                               the company fails to meet those
                                               projections.  Growth stocks also
                                               may be more expensive relative
                                               to their earnings or assets
                                               compared to value or other
                                               stocks.

                                               Due to their relatively high
                                               valuations, growth stocks are
                                               typically more volatile than
                                               value stocks.  Further, growth
                                               stocks may not pay dividends or
                                               may pay lower dividends than
                                               value stocks.  This means they
                                               depend more on price changes for
                                               returns and may be more
                                               adversely affected in a down
                                               market compared to value stocks
                                               that pay higher dividends.

                                         |X|   AFFILIATED PERSONS RISK.  In
                                               managing the Fund, the Adviser
                                               will have the authority to
                                               select and substitute the
                                               Underlying Funds in which the
                                               Fund will invest.  The Adviser
                                               is subject to conflicts of
                                               interest in allocating Fund
                                               assets among the various
                                               Underlying Funds both because
                                               the fees payable to it and/or
                                               its affiliates by some
                                               Underlying Funds are higher than
                                               the fees payable by other
                                               Underlying Funds and because the
                                               Adviser and its affiliates are
                                               also responsible for managing
                                               the Underlying Funds.  The
                                               Trustees and officers of the
                                               Funds may also have conflicting
                                               interests in fulfilling their
                                               fiduciary duties to both the
                                               Fund and the Underlying Funds.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR LIFESTYLE GROWTH FUND           VISION MANAGED ALLOCATION FUND -
                                         AGGRESSIVE GROWTH
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide capital appreciation.         To provide capital appreciation.
PRINCIPAL INVESTMENTS:                   PRINCIPAL INVESTMENTS:

The Lifestyle Growth Fund's principal    Like the other Managed Allocation
investments are substantially similar    Funds, the Vision Managed Allocation
to those of the Vision Managed           Fund - Aggressive Growth seeks to
Allocation Fund - Aggressive Growth.     achieve its objective by investing in
                                         a combination of Vision Funds managed
                                         by the Adviser (the "Underlying
                                         Funds").  The Fund currently plans
                                         generally to invest 70% to 100% of its
                                         assets in Underlying Funds that invest
                                         primarily in equity securities.  The
                                         Fund's remaining assets may be
                                         invested in shares of Underlying Funds
                                         that invest primarily in fixed income
                                         securities and money market
                                         instruments.
INVESTMENT STYLE AND STRATEGIES:         INVESTMENT STYLE AND STRATEGIES:

The Lifestyle Growth Fund's investment   The Fund currently plans to invest in
policies and strategies are              shares of the following Underlying
substantially similar to those of the    Funds within the percentage ranges
Vision Managed Allocation Fund -         indicated:
Aggressive Growth except that the
Lifestyle Growth Fund generally                                  Investment
invests in shares of the following       Range                   (Percentage of
Governor Funds within the percentage     the
ranges indicated:                        Asset Class             Fund's Stock)
                                         -----------             -------------
                                         MONEY MARKET FUNDS          0-20%
                        Investment Range Institutional Prime
                        (Percentage of      Money Market Fund
the                                      Treasury Money Market
Asset Class             Fund's              Fund
-----------             -------
Stock)                                   FIXED INCOME FUNDS           0-30%
--------------
MONEY MARKET FUNDS         0-10%         Institutional Limited Duration
Prime Money Market Fund                     U.S. Government Fund
U.S. Treasury Obligations                Intermediate Term Bond Fund
    Money Market Fund                    U.S. Government Securities Fund
FIXED INCOME FUNDS        10-40%         EQUITY FUNDS                70-100%
Limited Duration Government              Large Cap Growth Fund
   Securities Fund                       Small Cap Stock Fund
Intermediate Term Income Fund            International Equity Fund
EQUITY FUNDS              50-80%         Mid Cap Stock Fund
Established Growth Fund                  Large Cap Core Fund
Aggressive Growth Fund                   Large Cap Value Fund
International Equity Fund
                                         The Adviser makes allocation decisions
                                         according to its outlook for the
                                         economy, financial markets, and
                                         relative market valuation for the
                                         Underlying Funds.  Moreover, the
                                         underlying funds in which the Fund may
                                         invest, the allocation ranges, and the
                                         investments in each Underlying Fund
                                         may all be changed from time to time
                                         without shareholder approval.
PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the The Fund is subject to those risks Lifestyle Growth Fund are substantially associated with investments in the
similar to those of the Vision Managed   Underlying Funds in which the Fund
Allocation Fund - Aggressive Growth.     actually invests.  The Fund is subject
To the extent there are differences in   to the following principal risks:
the actual risks of investments in
these Funds, it is primarily a result    |X|   STOCK MARKET RISK. The value of
of the different allocations each Fund         equity securities in the Fund's
makes in the underlying funds.                 portfolio will rise and fall,
                                               sometimes drastically, as a
                                               result of factors affecting
                                               individual companies or
                                               industries, or the securities
                                               market as a whole.

                                         |X|   FOREIGN SECURITIES RISK.
                                               Investments in issuers located
                                               in foreign countries may have
                                               greater price volatility and
                                               less liquidity.  Investments in
                                               foreign securities also are
                                               subject to political,
                                               regulatory, and diplomatic
                                               risks.  Changes in currency
                                               rates are an additional risk of
                                               investments in foreign
                                               securities.

                                         |X|   SMALLER COMPANIES RISK.
                                               Generally, the smaller the
                                               market capitalization of a
                                               company, the fewer the number of
                                               shares traded daily, the less
                                               liquid its stock and the more
                                               volatile its price.  Companies
                                               with smaller market
                                               capitalizations also tend to
                                               have unproven track records, a
                                               limited product or service base
                                               and limited access to capital.
                                               These factors make these
                                               companies more likely to fail
                                               than companies with larger
                                               market capitalizations.
                                         |X|   RISKS RELATED TO INVESTING FOR
                                               VALUE.  Value stock prices are
                                               considered "cheap" relative to
                                               the company's perceived value
                                               and are often out of favor with
                                               other investors.  However, if
                                               other investors fail to
                                               recognize the company's value
                                               (and do not become buyers, or
                                               become sellers), or favor
                                               investing in faster-growing
                                               companies, value stocks may not
                                               increase in value as anticipated
                                               by the Adviser or may even
                                               decline further.

                                               Due to their relatively low
                                               valuations, value stocks are
                                               typically less volatile than
                                               growth stocks.  Further, value
                                               stocks tend to have higher
                                               dividends than growth stocks.
                                               This means they depend less on
                                               price changes for returns and
                                               may lag behind growth stocks in
                                               an up market.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               GROWTH.  Growth stock prices
                                               reflect projections of future
                                               earnings or revenues and can,
                                               therefore, fall dramatically if
                                               the company fails to meet those
                                               projections.  Growth stocks also
                                               may be more expensive relative
                                               to their earnings or assets
                                               compared to value or other
                                               stocks.

                                               Due to their relatively high
                                               valuations, growth stocks are
                                               typically more volatile than
                                               value stocks.  Further, growth
                                               stocks may not pay dividends or
                                               may pay lower dividends than
                                               value stocks.  This means they
                                               depend more on price changes for
                                               returns and may be more
                                               adversely affected in a down
                                               market compared to value stocks
                                               that pay higher dividends.

                                         |X|   AFFILIATED PERSONS RISK.  In
                                               managing the Fund, the Adviser
                                               will have the authority to
                                               select and substitute the
                                               Underlying Funds in which the
                                               Fund will invest.  The Adviser
                                               is subject to conflicts of
                                               interest in allocating Fund
                                               assets among the various
                                               Underlying Funds both because
                                               the fees payable to it and/or
                                               its affiliates by some
                                               Underlying Funds are higher than
                                               the fees payable by other
                                               Underlying Funds and because the
                                               Adviser and its affiliates are
                                               also responsible for managing
                                               the Underlying Funds.  The
                                               Trustees and officers of the
                                               Funds may also have conflicting
                                               interests in fulfilling their
                                               fiduciary duties to both the
                                               Fund and the Underlying Funds.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR LIFESTYLE MODERATE GROWTH FUND  VISION MANAGED ALLOCATION FUND -
                                         MODERATE GROWTH
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide capital appreciation and,     To provide capital appreciation and,
secondarily, income.                     secondarily, income.
PRINCIPAL INVESTMENTS:                   PRINCIPAL INVESTMENTS:

The Lifestyle Moderate Growth Fund's     The Vision Managed Allocation Fund  --
principal investments are substantially  Moderate Growth seeks to achieve its
similar to the Vision Managed            objective by investing in a
Allocation Fund - Moderate Growth.       combination of Vision Funds managed by
                                         the Adviser (the "Underlying Funds").
                                         The Fund generally invests at least
                                         55% of its assets in Underlying Funds
                                         that invest primarily in either equity
                                         securities or fixed income
                                         securities.  The Fund's remaining
                                         assets may be invested in shares of
                                         Underlying Funds that invest primarily
                                         in money market instruments.
INVESTMENT STYLE AND STRATEGIES:         INVESTMENT STYLE AND STRATEGIES:

The Lifestyle Moderate Growth Fund's     The Fund currently plans to invest in
investment policies and strategies are   shares of the following Underlying
substantially similar to those of the    Funds within the percentage ranges
Vision Managed Allocation Fund -         indicated:
Moderate Growth except that the
Lifestyle Moderate Growth Fund                                   Investment
generally invests in shares of the       Range                   (Percentage of
following Governor Funds within the      the
percentage ranges indicated:             Asset Class             Fund's Stock)
                                         -----------             -------------
                                         MONEY MARKET FUNDS          5-45%
                        Investment Range Institutional Prime Money
                        (Percentage of      Market Fund
the                                      Treasury Money Market Fund
Asset Class             Fund's           FIXED INCOME FUNDS          15-50%
-----------             -------
Stock)                                   Institutional Limited Duration
--------------
MONEY MARKET FUNDS         0-20%            U.S. Government Fund
Prime Money Market Fund                  Intermediate Term Bond Fund
U.S. Treasury Obligations                U.S. Government Securities Fund
    Money Market Fund                    EQUITY FUNDS                40-70%
FIXED INCOME FUNDS        20-50%         Large Cap Growth Fund
Limited Duration Government              Small Cap Stock Fund
   Securities Fund                       International Equity Fund
Intermediate Term Income Fund            Mid Cap Stock Fund
EQUITY FUNDS              30-60%         Large Cap Core Fund
Established Growth Fund                  Large Cap Value Fund
Aggressive Growth Fund
International Equity Fund                The Adviser makes allocation decisions
                                         according to its outlook for the
                                         economy, financial markets, and
                                         relative market valuation for the
                                         Underlying Funds.  Moreover, the
                                         Underlying Funds in which the Fund may
                                         invest, the allocation ranges, and the
                                         investments in each Underlying Fund
                                         may all be changed from time to time
                                         without shareholder approval.
PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The Fund is subject to those risks
Lifestyle Moderate Growth Fund are       associated with investments in the
substantially similar to those of the    Underlying Funds in which the Fund
Vision Managed Allocation Fund -         actually invests.  The Fund is subject
Moderate Growth.  To the extent there    to the following principal risks:
are differences in the actual risks of
investments in these Funds, it is        |X|   CREDIT RISK. It is possible that
primarily a result of the different            an issuer will default on a
allocations each Fund makes in the             security by failing to pay
underlying funds.                              interest and principal when
                                               due.  If an issuer defaults, the
                                               Fund will lose money.  Changes
                                               in an issuer's financial
                                               strength or in a securities
                                               credit rating may affect a
                                               security's value and thus,
                                               impact the Fund's performance.

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value.  In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CALL RISK.  An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price. If a
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.
                                         |X|   PREPAYMENT RISK. Mortgage-backed
                                               and asset-backed securities are
                                               subject to prepayment risk.
                                               These securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.

                                         |X|   STOCK MARKET RISK. The value of
                                               equity securities in the Fund's
                                               portfolio will rise and fall,
                                               sometimes drastically, as a
                                               result of factors affecting
                                               individual companies or
                                               industries, or the securities
                                               market as a whole.

                                         |X|   FOREIGN SECURITIES RISK.
                                               Investments in issuers located
                                               in foreign countries may have
                                               greater price volatility and
                                               less liquidity.  Investments in
                                               foreign securities also are
                                               subject to political,
                                               regulatory, and diplomatic
                                               risks.  Changes in currency
                                               rates are an additional risk of
                                               investments in foreign
                                               securities.
                                         |X|   SMALLER COMPANIES RISK.
                                               Generally, the smaller the
                                               market capitalization of a
                                               company, the fewer the number of
                                               shares traded daily, the less
                                               liquid its stock and the more
                                               volatile its price.  Companies
                                               with smaller market
                                               capitalizations also tend to
                                               have unproven track records, a
                                               limited product or service base
                                               and limited access to capital.
                                               These factors make these
                                               companies more likely to fail
                                               than companies with larger
                                               market capitalizations.

                                         |X|   RISKS RELATED TO INVESTING FOR
                                               VALUE.  Value stock prices are
                                               considered "cheap" relative to
                                               the company's perceived value
                                               and are often out of favor with
                                               other investors.  However, if
                                               other investors fail to
                                               recognize the company's value
                                               (and do not become buyers, or
                                               become sellers), or favor
                                               investing in faster-growing
                                               companies, value stocks may not
                                               increase in value as anticipated
                                               by the Adviser or may even
                                               decline further.

                                               Due to their relatively low
                                               valuations, value stocks are
                                               typically less volatile than
                                               growth stocks.  Further, value
                                               stocks tend to have higher
                                               dividends than growth stocks.
                                               This means they depend less on
                                               price changes for returns and
                                               may lag behind growth stocks in
                                               an up market.
                                         |X|   RISKS RELATED TO INVESTING FOR
                                               GROWTH.  Growth stock prices
                                               reflect projections of future
                                               earnings or revenues and can,
                                               therefore, fall dramatically if
                                               the company fails to meet those
                                               projections.  Growth stocks also
                                               may be more expensive relative
                                               to their earnings or assets
                                               compared to value or other
                                               stocks.

                                               Due to their relatively high
                                               valuations, growth stocks are
                                               typically more volatile than
                                               value stocks.  Further, growth
                                               stocks may not pay dividends or
                                               may pay lower dividends than
                                               value stocks.  This means they
                                               depend more on price changes for
                                               returns and may be more
                                               adversely affected in a down
                                               market compared to value stocks
                                               that pay higher dividends.

                                         |X|   AFFILIATED PERSONS RISK.  In
                                               managing the Fund, the Adviser
                                               will have the authority to
                                               select and substitute the
                                               Underlying Funds in which the
                                               Fund will invest.  The Adviser
                                               is subject to conflicts of
                                               interest in allocating Fund
                                               assets among the various
                                               Underlying Funds both because
                                               the fees payable to it and/or
                                               its affiliates by some
                                               Underlying Funds are higher than
                                               the fees payable by other
                                               Underlying Funds and because the
                                               Adviser and its affiliates are
                                               also responsible for managing
                                               the Underlying Funds.  The
                                               Trustees and officers of the
                                               Funds may also have conflicting
                                               interests in fulfilling their
                                               fiduciary duties to both the
                                               Fund and the Underlying Funds.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR LIMITED DURATION GOVERNMENT     VISION INSTITUTIONAL LIMITED DURATION
SECURITIES FUND                          U.S. GOVERNMENT FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide current income, with          To provide current income, with
preservation of capital as a secondary   preservation of capital as a secondary
objective.                               objective.

The Limited Duration Government          PRINCIPAL INVESTMENTS:
Securities Fund's principal investments
and investment policies and strategies   The Vision Institutional Limited
are substantially similar to those in    Duration U.S. Government Fund normally
the Vision Institutional Limited         invests substantially all, but under
Duration U.S. Government Fund.           normal market conditions no less than
                                         65%, of its total assets in
                                         obligations issued or supported as to
                                         principal and interest by the U.S.
                                         Government or its agencies and
                                         instrumentalities including
                                         mortgage-backed securities,
                                         asset-backed securities, variable and
                                         floating rate securities, and zero
                                         coupon securities, and in repurchase
                                         agreements backed by such securities.

                                         The Fund expects to maintain a
                                         duration of less than three years
                                         under normal market conditions but has
                                         no limit as to the maturity of any one
                                         security that it may purchase.
                                         "Duration" is the average time it
                                         takes to receive expected cash flows
                                         (discounted to their present value) on
                                         a particular fixed-income instrument
                                         or a portfolio of instruments.
PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The shares of the Fund are not
Limited Duration Government Securities   deposits or obligations of  the
Fund are the same as those of the        Adviser, are not endorsed or
Vision Institutional Limited Duration    guaranteed by the Adviser and are not
U.S. Government Fund.                    insured or guaranteed by the U.S.
                                         government, the Federal Deposit
                                         Insurance Corporation, the Federal
                                         Reserve Board, or any other government
                                         agency.

                                         The Vision Institutional Limited
                                         Duration U.S. Government Fund is
                                         subject to the following principal
                                         risks:

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value.  In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CREDIT RISK.  It is possible
                                               that an issuer will default on a
                                               security by failing to pay
                                               interest or principal when due.
                                               If an issuer defaults, the Fund
                                               will lose money.  Changes in an
                                               issuer's financial strength or
                                               in a security's credit rating
                                               may affect a security's value
                                               and, thus, impact Fund
                                               performance.

                                         |X|   CALL RISK. An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price.  If a
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.

                                         |X|   PREPAYMENT RISK. Mortgage-backed
                                               and asset-backed securities are
                                               subject to prepayment risk.
                                               These securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.

                                         |X|   PORTFOLIO TURNOVER. The Fund is
                                               actively managed and, in some
                                               cases, in response to market
                                               conditions, the Fund's portfolio
                                               turnover will exceed 100%.  A
                                               higher rate of portfolio
                                               turnover increases costs and
                                               expenses, which must be borne by
                                               the Fund and its shareholders.
                                               High portfolio turnover also may
                                               result in the realization of
                                               substantial net short-term
                                               capital gains, which are taxable
                                               when distributed to shareholders.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR PENNSYLVANIA MUNICIPAL BOND     VISION PENNSYLVANIA MUNICIPAL INCOME
FUND                                     FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide income exempt from both       To provide income exempt from both
Federal and Pennsylvania state income    federal and Pennsylvania state income
taxes, and preservation of capital.      taxes, and preservation of capital.

The Pennsylvania Municipal Bond Fund's   PRINCIPAL INVESTMENTS:
principal investments and investment
policies and strategies are identical    The Vision Pennsylvania Municipal
to those of the Vision Pennsylvania      Income Fund primarily invests in
Municipal Income Fund.                   municipal securities issued by
                                         Pennsylvania and its local governments
                                         ("Pennsylvania Municipal Securities"),
                                         and in debt obligations issued by the
                                         government of Puerto Rico and other
                                         governmental entities whose debt
                                         obligations provide interest income
                                         exempt from Federal and Pennsylvania
                                         state income taxes.  Municipal
                                         securities are issued by state and
                                         local governments to raise money to
                                         finance public works, to repay
                                         outstanding obligations, to raise
                                         funds for general operating expenses
                                         and to make loans to other public
                                         institutions.

                                         During normal market conditions, the
                                         Fund normally will invest at least:

                                         o     65% of its total assets in
                                               Pennsylvania Municipal
                                               Securities, and

                                         o     as a matter of fundamental
                                               policy, 80% of its net assets in
                                               securities paying interest that
                                               is exempt from federal income
                                               tax but may be subject to the
                                               federal alternative minimum tax
                                               when received by certain
                                               shareholders.

                                         The Fund invests in investment grade
                                         municipal securities.  Investment
                                         grade bonds are those of medium credit
                                         quality or better, as determined by a
                                         national rating agency such as
                                         Standard & Poor's Ratings Group (bonds
                                         rated BBB or higher) and Moody's
                                         Investors Service, Inc. (bonds rated
                                         Baa or higher).  The higher the credit
                                         rating, the less likely it is that the
                                         bond issuer will default on its
                                         principal and interest payments.

                                         The Fund expects that the
                                         dollar-weighted average maturity of
                                         its investments will be 3 to 10
                                         years.  Dollar-weighted average
                                         maturity gives you the average time
                                         until all debt obligations, including
                                         municipal securities, in a fund come
                                         due or mature.  It is calculated by
                                         averaging the time to maturity of all
                                         debt obligations held by a fund with
                                         each maturity "weighted" according to
                                         the percentage of assets that it
                                         represents.  Within this range, the
                                         Fund's Adviser may vary the average
                                         maturity substantially in anticipation
                                         of a change in the interest rate
                                         environment.  There is no limit as to
                                         the maturity of any individual
                                         security.

                                         INVESTMENT STYLE AND STRATEGIES:

                                         The Fund is nondiversified, which
                                         means that it may invest a greater
                                         portion of its assets in the municipal
                                         securities of one issuer than a
                                         diversified fund.
PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The Fund is subject to the following
Pennsylvania Municipal Bond Fund are     principal risks:
the same as those of the Vision
Pennsylvania Municipal Income Fund.      |X|   CREDIT RISK. It is possible that
                                               an issuer will default on a
                                               security by failing to pay
                                               interest or principal when due.
                                               If an issuer defaults, the Fund
                                               will lose money.  Changes in an
                                               issuer's financial strength or
                                               in a security's credit rating
                                               may affect a security's value
                                               and, thus, impact Fund
                                               performance.

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value.  In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CALL RISK.  An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price.  If a
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.

                                         |X|   PREPAYMENT RISK.
                                               Mortgage-backed and asset-backed
                                               securities are subject to
                                               prepayment risk.  These
                                               securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.

                                         |X|   TAX RISK.  The failure of a
                                               municipal security to meet
                                               certain legal requirements may
                                               cause the interest received and
                                               distributed by the Fund to
                                               shareholders to be taxable.
                                               Changes or proposed changes in
                                               federal tax laws may cause the
                                               prices of municipal securities
                                               to fall.

                                         |X|   NON-DIVERSIFICATION RISK.
                                               Because the Fund is
                                               non-diversified, a change in
                                               value of any one investment held
                                               by the Fund may affect the
                                               overall value of the Fund more
                                               than it would affect a
                                               diversified fund.  Because the
                                               Fund invests in municipal
                                               securities, it has the risk that
                                               special factors may adversely
                                               affect the value of municipal
                                               securities, such as political or
                                               legislative changes or
                                               uncertainties related to the tax
                                               status of municipal securities.

                                         |X|   PENNSYLVANIA RISK.  Since the
                                               Fund invests primarily in
                                               Pennsylvania municipal
                                               securities, factors adversely
                                               affecting that commonwealth,
                                               such as economic or political
                                               conditions, could have a more
                                               significant effect on the Fund's
                                               net asset value.

                                               Pennsylvania's economy
                                               historically has been dependent
                                               upon heavy industry, but has
                                               diversified recently into
                                               various services, particularly
                                               into medical and health
                                               services, education and
                                               financial services.
                                               Agricultural industries continue
                                               to be an important part of the
                                               economy, including not only the
                                               production of diversified food
                                               and livestock products, but
                                               substantial economic activity in
                                               agribusiness and food-related
                                               industries.  Service industries
                                               currently employ the greatest
                                               share of nonagricultural
                                               workers, followed by the
                                               categories of trade and
                                               manufacturing.  Future economic
                                               difficulties in any of these
                                               industries could have an adverse
                                               impact on the finances of the
                                               Commonwealth or its
                                               municipalities, and could
                                               adversely affect the market
                                               value of the Pennsylvania Exempt
                                               Securities in the Pennsylvania
                                               Municipal Income Fund or the
                                               ability of the respective
                                               obligors to make payments of
                                               interest and principal due on
                                               such Securities.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR PRIME MONEY MARKET FUND         VISION INSTITUTIONAL PRIME MONEY
                                         MARKET FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To provide current income with           To provide current income with
liquidity and stability of principal.    liquidity and stability of principal.

The Prime Money Market Fund's principal  PRINCIPAL INVESTMENTS:
investments and investment policies and
strategies are substantially the same    The Vision Institutional Prime Money
as those of the Vision Institutional     Market Fund is a "money market fund"
Prime Money Market Fund.                 that seeks to maintain a stable net
                                         asset value of $1.00 per share.  The
                                         Fund pursues its objective by
                                         maintaining a portfolio of
                                         high-quality, U.S. dollar-denominated
                                         money market instruments.  The Fund
                                         invests primarily in bank certificates
                                         of deposit, bankers' acceptances,
                                         prime commercial paper, corporate
                                         obligations, municipal obligations,
                                         asset-backed securities, securities
                                         issued or guaranteed by the U.S.
                                         government or its agencies and
                                         repurchase agreements backed by such
                                         obligations.  The Fund may also invest
                                         in certain U.S. dollar denominated
                                         foreign securities.
                                         As a money market fund, the Fund must
                                         meet the requirements of the
                                         Securities and Exchange Commission's
                                         Rule 2a-7.  This Rule imposes
                                         requirements on the investment
                                         quality, maturity, and diversification
                                         of the Fund's investments.  Under Rule
                                         2a-7, the Fund's investments must have
                                         a remaining maturity (as defined under
                                         the Rule) of no more than 397 days and
                                         its investments must maintain a
                                         dollar-weighted average portfolio
                                         maturity that does not exceed 90
                                         days.  The Fund will only buy a money
                                         market instrument if it or its issuer
                                         or guarantor has short-term ratings in
                                         the two highest categories from at
                                         least two nationally recognized
                                         statistical rating organizations, such
                                         as Standard & Poor's Ratings Group or
                                         Moody's Investors Service, Inc., or
                                         only one such rating if only one
                                         organization has rated the
                                         instrument.  If the money market
                                         instrument is not rated, the Adviser
                                         must determine that it is of
                                         comparable quality to eligible rated
                                         instruments.

                                         INVESTMENT STYLE AND STRATEGIES:

                                         The Fund buys and sells securities
                                         based on its objective of seeking
                                         income with liquidity and stability of
                                         principal.  The Fund will attempt to
                                         increase its yield by trading to take
                                         advantage of short-term market
                                         variations.  The Fund's Adviser
                                         evaluates investments based on credit
                                         analysis and the Adviser's interest
                                         rate outlook.
PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The principal risks of investing in the  The shares of the Fund are not
Prime Money Market Fund are              deposits or obligations of the
substantially the same as those of the   Adviser, are not endorsed or
Vision Institutional Prime Money Market  guaranteed by it and are not insured
Fund.                                    or guaranteed by the U.S. government,
                                         the Federal Deposit Insurance
                                         Corporation, the Federal Reserve Board
                                         or any other government agency.

                                         The Fund is subject to the following
                                         principal risks:

                                         |X|   MARKET RISK.  The Fund expects
                                               to maintain a net asset value of
                                               $1.00 per share, but there is no
                                               assurance that the Fund will be
                                               able to do so on a continuous
                                               basis.  The Fund's performance
                                               per share will change daily
                                               based on many factors, including
                                               fluctuations in interest rates,
                                               the quality of the instruments
                                               in the Fund's investment
                                               portfolio, national, and
                                               international economic
                                               conditions and general market
                                               conditions.

                                         |X|   INTEREST RATE RISK.  When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value.  In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.
                                         |X|   CREDIT RISK.  Credit risk is the
                                               possibility that an issuer will
                                               default on a security by failing
                                               to pay interest or principal
                                               when due.  If an issuer
                                               defaults, the Fund will lose
                                               money.  Changes in an issuer's
                                               financial strength or in a
                                               security's credit rating may
                                               affect a security's value and
                                               thus impact the Fund's
                                               performance.

                                         |X|   CALL RISK.  An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price. If the
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.


                                         |X|   PREPAYMENT RISK.
                                               Mortgage-backed and asset-backed
                                               securities are subject to
                                               prepayment risk.  These
                                               securities differ from
                                               conventional debt securities
                                               because principal is paid back
                                               over the life of the security
                                               rather than at maturity. The
                                               Fund may receive unscheduled
                                               prepayments of principal before
                                               the security's maturity date due
                                               to voluntary prepayments,
                                               refinancing or foreclosure on
                                               the underlying mortgage loans.
                                               When securities are prepaid, the
                                               Fund loses anticipated interest
                                               and a portion of its principal
                                               investment represented by any
                                               premium the Fund may have paid.
                                               Due in part to this prepayment
                                               risk, mortgage-backed securities
                                               are relatively volatile.
                                         |X|   FOREIGN SECURITIES RISK.
                                               Investments in issuers located
                                               in foreign countries may have
                                               greater price volatility and
                                               less liquidity.  Investments in
                                               foreign securities also are
                                               subject to political,
                                               regulatory, and diplomatic
                                               risks.  Changes in currency
                                               rates are an additional risk of
                                               investments in foreign
                                               securities.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GOVERNOR U.S. TREASURY OBLIGATIONS       VISION TREASURY MONEY MARKET FUND
MONEY MARKET FUND
-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To seek current income with liquidity    To seek current income with liquidity
and stability of principal.              and stability of principal.
PRINCIPAL INVESTMENTS:                   PRINCIPAL INVESTMENTS:

The U.S. Treasury Obligations Money      The Fund pursues its goal by investing
Market Fund is a "money market fund"     in a diversified portfolio of direct
that seeks to maintain a stable net      obligations of the U.S. Treasury such
asset value of $1.00 per share.  The     as Treasury bills and notes, and
Fund invests primarily (at least 65% of  repurchase agreements secured by these
its total assets) in securities issued   obligations.  These obligations are
by the U.S. Treasury, such as bills,     high-quality, short-term investments
notes and bonds, and repurchase          that generally mature and come due for
agreements backed by such securities.    repayment by the issuer in 397 days or
In addition, the Fund may invest in      less.
securities of money market mutual funds
and when-issued or delayed delivery      As a money market fund that seeks to
securities.  The Fund also may invest    maintain a stable net asset value of
in issues of U.S. Government agencies    $1.00 per share, the Fund must meet
and instrumentalities established under  the requirements of the Securities and
the authority of an Act of Congress,     Exchange Commission's Rule 2a-7.  This
including obligations supported by the   Rule imposes requirements on the
"full faith and credit" of the United    investment quality, maturity, and
States (e.g., obligations guaranteed by  diversification of the Fund's
the Export-Import Bank of the United     investments.  Under Rule 2a-7, the
States, and Private Export Funding       Fund's investments must have a
Corporation, among others) and           remaining maturity (as defined under
repurchase agreements with respect to    the Rule) of no more than 397 days and
these types of obligations.              its investments must maintain an
                                         dollar-weighted average portfolio
As a money market fund, the U.S.         maturity that does not exceed 90
Treasury Obligations Money Market Fund,  days.
like the Vision Treasury Money Market
Fund, must meet the requirements of the
Securities and Exchange Commission's
Rule 2a-7.
INVESTMENT STYLE AND STRATEGIES:         INVESTMENT STYLE AND STRATEGIES:

The U.S. Treasury Obligations Money      The Fund will only buy a money market
Market Fund buys and sells securities    instrument if it or its issuer or
based on its objective of seeking        guarantor has short-term ratings in
current income with liquidity and        the two highest categories from at
stability of principal.  The U.S.        least two nationally recognized
Treasury Obligations Money Market Fund   statistical rating organizations, such
will attempt to increase its yield by    as Standard & Poor's Ratings Group or
trading to take advantage of short-term  Moody's Investors Service, Inc., or
market variations.  The U.S. Treasury    only one such rating if only one
Obligations Money Market Fund's Advisor  organization has rated the
evaluates investments based on credit    instrument.  Or, if the money market
analysis and the Advisor's interest      instrument is not rated, the Adviser
rate outlook.                            must determine that it is of
                                         comparable quality to eligible rated
Although the investment styles and       instruments.
strategies are described differently
for these Funds, the Funds invest in
the same types of securities with
regard to quality and maturity and are
managed similarly.
PRINCIPAL RISKS:                         PRINCIPAL RISKS:

The U.S. Treasury Obligations Money      The shares of the Fund are not
Market Fund is subject to substantially  deposits or obligations of the
similar principal risks as the Vision    Adviser, are not endorsed or
Treasury Money Market Fund.              guaranteed by it and are not insured
                                         or guaranteed by the U.S. government,
                                         the Federal Deposit Insurance
                                         Corporation, the Federal Reserve Board
                                         or any other government agency.

                                         The Vision Treasury Money Market Fund
                                         is subject to the following principal
                                         risks:


                                         |X|   MARKET RISK.  The Fund expects
                                               to maintain a net asset value of
                                               $1.00 per share, but there is no
                                               assurance that the Fund will be
                                               able to do so on a continuous
                                               basis.  The Fund's performance
                                               per share will change daily
                                               based on many factors, including
                                               fluctuation in interest rates,
                                               the quality of the instruments
                                               in the Fund's investment
                                               portfolio, national, and
                                               international economic
                                               conditions and general market
                                               conditions.

                                         |X|   INTEREST RATE RISK. When
                                               interest rates rise, fixed
                                               income securities tend to
                                               decline in value. The opposite
                                               is also true:  when interest
                                               rates fall, fixed income
                                               securities tend to rise in
                                               value. In general, fixed income
                                               securities with longer
                                               maturities are more sensitive to
                                               interest rate changes.  Changes
                                               in interest rates also may cause
                                               certain debt securities held by
                                               the Fund to be paid off much
                                               sooner than expected.

                                         |X|   CREDIT RISK.  It is possible
                                               that an issuer will default on a
                                               security by failing to pay
                                               interest or principal when due.
                                               If an issuer defaults, the Fund
                                               will lose money.  Changes in an
                                               issuer's financial strength or
                                               in a security's credit rating
                                               may affect a security's value
                                               and thus impact the Fund's
                                               performance.

                                         |X|   CALL RISK.  An issuer may redeem
                                               a fixed income security before
                                               maturity at a price below its
                                               current market price.  If the
                                               security is called, the Fund may
                                               have to replace it with another
                                               fixed income security with lower
                                               interest rates, higher credit
                                               risks, or other less favorable
                                               characteristics.
INVESTMENT RESTRICTIONS:

The Governor U.S. Treasury Obligations
Money Market Fund and the Vision
Treasury Money Market Fund have each
adopted as fundamental policies certain
investment restrictions, which are
substantially similar, except as noted
below.  Fundamental investment
restrictions may not be changed without
shareholder vote.  (Each Fund also has
certain additional non-fundamental
investment restrictions, which are
described in each Fund's Statement of
Additional Information.)

o     The Funds' policies with respect
   to concentration are substantially
   similar except that the Governor
   Fund excludes certain investments
   from the calculation for purposes of
   concentration as a matter of
   fundamental policy while the Vision
   Fund does so as a matter of
   non-fundamental policy.


o     Both Funds may borrow money to
   the extent permitted by the
   Investment Company Act of 1940, but
   the Governor Fund, unlike the Vision
   Fund, may not acquire any portfolio
   securities while borrowings exceed
   5% of its total assets.

o     The Funds' policies with respect
   to lending differ because the Vision
   Fund can invest in loans, including
   assignments and participation
   interests.
o     Neither Fund may underwrite
   securities issued by other persons,
   except that the Governor Fund may do
   so to the extent that it may be
   deemed to be an underwriter under
   certain securities laws in the
   disposition of "restricted
   securities" and the Vision Fund may
   engage in transactions that involve
   the acquisition, disposition or
   resale of its portfolio securities
   under circumstances where it may be
   considered to be an underwriter
   under the Securities Act of 1933.

o     Unlike the Governor Fund's
   policy, which is fundamental, the
   Vision Fund's policy with respect to
   purchasing securities on margin is
   non-fundamental, which means it may
   be changed without shareholder vote.


o     While neither Fund can purchase
   or sell real estate, each can invest
   in marketable securities of
   companies engaged in such activities
   and securities secured by real
   estate interests thereon.  The
   Vision Fund's policy expressly
   permits that Fund to exercise its
   rights under agreements relating to
   such securities, including the right
   to enforce security interest and to
   hold real estate acquired by reason
   of such enforcement until that real
   estate can be liquidated.

o     While the Vision Fund, like the
   Governor Fund, cannot purchase or
   sell commodities or commodities
   contracts, it can purchase
   securities of companies that deal in
   commodities.
-------------------------------------------------------------------------------


COMPARISON OF OPERATIONS

INVESTMENT ADVISORY AGREEMENTS

      The Vision Group of Funds is governed by its Board of Trustees. This Board selects and oversees the investment activities of the investment adviser to each Vision Fund. M&T Bank serves as investment adviser to all of the Vision Funds pursuant to an investment advisory agreement. M&T Bank manages each Vision Fund's assets, including buying and selling portfolio securities. The address of M&T Bank and M&T Corp. is One M&T Plaza, Buffalo, NY 14203.

      M&T Bank is the principal banking subsidiary of M&T Corp., a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of June 30, 2000, M&T Bank had $5.5 billion in assets under management. M&T Bank has served as investment adviser to the Vision Group of Funds and its predecessor since their inception in 1988. As of June 30, 2000, M&T Bank managed $2.3 billion in net assets of mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Vision Funds to hold or acquire the securities of issuers that are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities. M&T Bank has entered into sub-advisory agreements with respect to the daily management of the Vision Small Cap Stock Fund and Vision International Equity Fund.
Those  sub-advisory   agreements  are  described  below  under   "Sub-Advisory
Agreements."

      The Governor Funds is governed by its Board of Trustees. This Board selects each Governor Fund's investment adviser and oversees the adviser's investment activities. Martindale currently serves as investment adviser to each Governor Fund pursuant to an interim investment advisory agreement, as further described in Proposal 2. Martindale manages each Governor Fund's assets (other than those of the International Equity Fund), including buying and selling portfolio securities, and maintains each Fund's records relating to such purchases and sales. The address of Martindale is Four Falls Corporate Center, Suite 200, West Conshohocken, Pennsylvania 19428. Martindale is a subsidiary of M&T Corp. Prior to the merger between Keystone and M&T Corp., Martindale was a wholly-owned subsidiary of Keystone. Martindale was organized in 1989 and was acquired by Keystone in December 1995.

      The chart below sets forth the annual rate of investment advisory fees for both the Governor Funds and the Vision Funds pursuant to their respective currently effective investment advisory agreements. For the Vision Funds, the chart below also sets forth the rate of advisory fee after giving effect to the contractual advisory fee waiver by M&T Bank for certain of the Vision Funds. Consistent with Rule 15a-4 under the Investment Company Act of 1940, as amended ("1940 Act"), the actual amount of the investment advisory fee to be paid to Martindale pursuant to the currently effective interim investment advisory agreement between the Governor Funds, on behalf of each Governor Fund, and Martindale, is subject to shareholder approval of a new investment advisory agreement as further described in Proposal 2.

-----------------------------------------------------------------------------
     GOVERNOR FUND       ADVISORY FEE        VISION FUND       ADVISORY FEE
                                                                   AS A
                                                                PERCENTAGE
                             AS A                                OF VISION
                          PERCENTAGE                           FUND AVERAGE
                          OF GOVERNOR                            DAILY NET
                         FUND AVERAGE                             ASSETS
                           DAILY NET                           (BEFORE/AFTER
                            ASSETS                             ANY WAIVERS)*
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Aggressive Growth Fund       1.00%     Vision Small Cap Stock      .85%
                                       Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Established Growth Fund      .75%      Vision Large Cap Core       .85%
                                       Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Intermediate Term            .60%      Vision Intermediate       .70%/.47%
Income Fund                            Term Bond Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
International Equity         1.25%     Vision International     1.00%/.90%
Fund                                   Equity Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Lifestyle Conservative       .25%      Vision Managed            .25%/.00%
Growth Fund                            Allocation Fund -
                                       Conservative Growth
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Lifestyle Growth Fund        .25%      Vision Managed            .25%/.00%
                                       Allocation Fund -
                                       Aggressive Growth
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Lifestyle Moderate           .25%      Vision Managed            .25%/.00%
Growth Fund                            Allocation Fund -
                                       Moderate Growth
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Limited Duration             .60%      Vision Institutional      .60%/.40%
Government Securities                  Limited Duration U.S.
Fund                                   Government Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Pennsylvania Municipal       .60%      Vision Pennsylvania       .70%/.64%
Bond Fund                              Municipal Income Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Prime Money Market Fund      .40%      Vision Institutional      .50%/.20%
                                       Prime Money Market Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
U.S. Treasury                .40%      Vision Treasury Money     .50%/.41%
Obligations Money                      Market Fund
Market Fund
-----------------------------------------------------------------------------

* M&T Bank has agreed contractually to waive some or all of its investment advisory fees on certain of the Vision Funds for a one-year period starting from the Closing of the Reorganization, which is expected to occur on or about December 18, 2000. Prior to November 1, 2000, the Governor Funds were subject to contractual fee waivers. See "Summary - Comparative Fee Tables" for information on applicable investment advisory fee waivers and reimbursements.

SUB-ADVISORY AGREEMENTS

      Vision Funds

      M&T Bank has delegated daily management of the Vision Small Cap Stock Fund to Martindale, pursuant to a sub-advisory agreement. For its services under the sub-advisory agreement, Martindale receives an allocable portion of the advisory fee M&T Bank receives from the Vision Small Cap Stock Fund. The allocation is based on the amount of securities which Martindale manages for the Fund and is paid by M&T Bank out of the fees it receives. The sub-advisory fee paid to Martindale is not an additional Fund expense. Martindale is paid by M&T Bank as follows: 0.50% on the first $50 million of the Fund's average daily net assets; 0.40% on the next $50 million of the Fund's average daily net assets; 0.30% on the next $100 million of the Fund's average daily net assets; and 0.20% on the Fund's average daily net assets over $200 million. Martindale also serves as the investment adviser to the Aggressive Growth Fund of the Governor Funds as described above.

      M&T Bank has delegated daily management of the Vision International Equity Fund to Brinson, 209 South LaSalle Street, Chicago, Illinois 60604, pursuant to a sub-advisory agreement. Brinson is a wholly-owned subsidiary of UBS AG and was organized in 1989. The address of UBS AG is P.O. Box CH-8098, Zurich, Switzerland.

      For its services under the sub-advisory agreement, Brinson receives an allocable portion of the advisory fee M&T Bank receives from the Vision International Equity Fund. The allocation is based on the amount of securities which Brinson manages for the Fund and is paid by M&T Bank out of the fees it receives. The sub-advisory fee paid to Brinson is not an additional Fund expense. Brinson is paid by M&T Bank as follows: 0.40% on the first $50 million of the Fund's average daily net assets; 0.35% on the next $150 million of the Fund's average daily net assets; and 0.30% on the Fund's average daily net assets over $200 million.

      Brinson also serves as sub-adviser to the International Equity Fund of the Governor Funds as further described below.

      Governor Funds
      Brinson serves as sub-adviser to the International Equity Fund pursuant to an interim sub-advisory agreement as further described in Proposal 3. Subject to the supervision of the Board of Trustees of the Governor Funds and Martindale, Brinson manages the International Equity Fund and makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains records relating to such purchases and sales. The annual rate of sub-advisory fee payable to Brinson by Martindale for managing the International Equity Fund pursuant to the interim sub-advisory agreement is as follows: 0.40% on the first $50 million of the Fund's average daily net assets; 0.35% on the next $150 million of the Fund's average daily net assets; and 0.30% on the Fund's average daily net assets in excess of $200 million. Consistent with Rule 15a-4 under the 1940 Act, the actual amount of the sub-advisory fee to be paid to Brinson pursuant to the currently effective interim sub-advisory agreement with Martindale is subject to approval by the shareholders of the International Equity Fund of a new investment sub-advisory agreement as further described in Proposal 3.

PORTFOLIO MANAGERS

      Vision Funds
      William C. Martindale, Jr. is responsible for the day-to-day management of the VISION SMALL CAP STOCK FUND's portfolio and has over 25 years of equity investment experience. Mr. Martindale managed the predecessor collective investment fund and common trust fund to the Aggressive Growth Fund of the Governor Funds since July 1, 1994. Mr. Martindale co-founded Martindale in 1989 and serves as its Chief Investment Officer. Prior to 1989, Mr. Martindale served in various investment-related capacities with Dean Witter Reynolds. Mr. Martindale also is responsible for the day-to-day management of the Aggressive Growth Fund of the Governor Funds.

      The VISION INTERMEDIATE TERM BOND FUND's portfolio is co-managed by Colleen M. Marsh and Robert J. Truesdell. Ms. Marsh joined M&T Bank in October, 2000 as a Vice President in connection with M&T Corp.'s acquisition of Keystone. Additionally, Ms. Marsh is a senior portfolio manager in the fixed income division of Martindale. She has over 12 years of experience managing fixed income portfolios and funds for clients. She spent the first 10 years of her investment management career with Keystone, and managed the Intermediate Term Income Fund (a predecessor collective investment fund to the Intermediate Term Income Fund of the Governor Funds) for Keystone over this time period. Ms. Marsh is responsible for the day-to-day management of the Intermediate Term Income Fund and Pennsylvania Municipal Bond Fund of the Governor Funds.

      In addition to co-managing the Vision Intermediate Term Bond Fund's portfolio, Mr. Truesdell also co-manages the VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND's portfolio with Mark Tompkins. In addition to his responsibilities with respect to these Funds, Mr. Truesdell manages individual investment accounts and oversees the investment activities of M&T Bank's money market and fixed income products as well as the money market funds in the Vision Group of Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. Mr. Truesdell holds an MBA in Accounting from the State University of New York at Buffalo. Mr. Tompkins is Senior Portfolio Manager in M&T Capital Advisors Group. He is responsible for managing fixed income portfolios and the trading of fixed income secuirties for trust accounts. Prior to joining M&T Bank in August, 1998, Mr. Tompkins spent over four years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus Investment
Management, he was responsible for managing fixed income investments for various portfolios, including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and an M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo. Mr. Tompkins is co-manager of Vision Pennsylvania Municipal Income Fund's portfolio.

      The VISION PENNSYLVANIA MUNICIPAL INCOME FUND's portfolio is co-managed by Ms. Marsh and Mr. Tompkins. Ms. Marsh is primarily responsible for the day-to-day management of the Pennsylvania Municipal Bond Fund of the Governor Funds.

      The Vision Managed Allocation Fund - Conservative Growth, Vision Managed Allocation Fund - Moderate Growth and Vision Managed Allocation Fund
- Aggressive Growth (collectively, the "Vision Managed Allocation Funds") portfolios are co-managed by Thomas R. Pierce and Mark Stevenson. Mr. Pierce is a Vice President with M&T Bank. He joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading beginning in 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment
Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago. Mr. Stevenson is a Chartered Financial Analyst. He is a Vice President with M&T Bank. Additionally, Mr. Stevenson has been with Martindale since 1990, and for the past five years has managed retirement plan and personal trust assets for Martindale's clients. Mr. Stevenson is primarily responsible for the day-to-day management of the Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund and Lifestyle Growth Fund of the Governor Funds (collectively, the "Lifestyle Funds").

      The Global Equity Committee of Brinson is responsible for the day-to-day management of the VISION INTERNATIONAL EQUITY FUND's portfolio. The Global Equity Committee is chaired by Thomas Madsen, CFA, Managing Director. Mr. Madsen joined Brinson on February 1, 2000. Prior to that, he was Managing Director with J.P. Morgan Investment Management Inc., and held several senior management positions there since 1979, including Research Analyst, Portfolio Manager, and head of Equity, which included research and equity trading worldwide. He received both his BBA in Finance and Marketing and MS in Finance from the University of Wisconsin. He has over 20 years experience in the investment industry. The Global Equity Committee of Brinson also is responsible for the day-to-day management of the International Equity Fund of the Governor Funds.

      The VISION LARGE CAP CORE FUND is managed by William F. Dwyer. Mr. Dwyer joined M&T Investment Group in January 2000 as Senior Vice President and Chief Investment Officer. He has more than 32 years of investment experience. Most recently, Mr. Dwyer served as Chief Investment Officer of Citizen's Financial Group in Rhode Island for six years. Mr. Dwyer holds a Bachelor of Arts Degree from St. Michael's College in Vermont. He earned his MBA from Western New England College in Springfield, Massachusetts and is a Certified Financial Analyst.

      Kim Rogers is primarily responsible for the day-to-day management of the VISION TREASURY MONEY MARKET FUND and VISION INSTITUTIONAL PRIME MONEY MARKET FUND. Ms. Rogers is an Assistant Vice President and a Portfolio
Manager in the M&T Capital Advisors Group. Ms. Rogers is responsible for credit analysis and the trading of money market instruments for the Vision Money Market funds, as well as the management of short-term fixed income and balanced accounts. Ms. Rogers joined M&T Bank in December 1993. Prior to coming to M&T, she was an analyst with Capital Research and Management Co. in Los Angeles, California, and was responsible for researching and monitoring commercial paper credits in compliance with the SEC's Rule 2a-7 Amendments. Ms. Rogers has a B.A. degree from Smith College, Northhampton,
Massachusetts. She is a member and former director of the Bond Club of Buffalo.

      Governor Funds
      Mr. Martindale is responsible for the day-to-day management of the AGGRESSIVE GROWTH FUND's portfolio and the ESTABLISHED GROWTH FUND's portfolio. Mr. Martindale's business experience during the past five years is described above. See "Portfolio Managers - Vision Funds."

      Ms. Marsh is primarily responsible for the day-to-day management of the INTERMEDIATE TERM INCOME FUND's portfolio and Pennsylvania Municipal Bond Fund's portfolio. Ms. Marsh's business experience during the past five years is described above. See "Portfolio Managers - Vision Funds."

      Mr. Stevenson is primarily responsible for the day-to-day management of each Lifestyle Funds' portfolio. Mr. Stevenson's business experience during the past five years is described above. See "Portfolio Managers - Vision Funds."

      James H. Somers is primarily responsible for the day-to-day management of the Limited Duration Government Securities Fund's portfolio. Mr. Somers joined Martindale as a portfolio manager in September, 1995. From 1991 to September, 1995, Mr. Somers was president and owner of his own money management firm. Prior thereto and for five years, he was a Vice President at Kidder Peabody & Company in New York.

      The Global Equity Committee of Brinson is responsible for the day-to-day management of the INTERNATIONAL EQUITY FUND's portfolio. The business experience of the co-chairmen of the Global Equity Committee during the past five years is described above. See "Portfolio Managers - Vision Funds."

ADMINISTRATIVE AND SHAREHOLDER SERVICES

      M&T Bank and Federated Services Company ("FSC") serve as co-administrators of the Vision Group of Funds and provide certain administrative, personnel and services necessary to operate the Funds. FSC provides transfer agency services through its subsidiary, Federated
Shareholder Services Company ("FSSC"), a registered transfer agent. FSC and FSSC are indirect wholly-owned subsidiaries of Federated Investors, Inc. The address of FSC and FSSC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. For the services it provides to the Vision Group of Funds as co-administrator, M&T Bank is entitled to receive an annual fee of 0.04% on the first $5 billion of average aggregate daily net assets of the Funds and 0.015% on the average aggregate daily net assets in excess of $5 billion. For its services as co-administrator, FSC is entitled to receive an annual fee of 0.06% on the first $2 billion of average aggregate daily net assets of the Vision Group of Funds; 0.03% on the next $3 billion of average aggregate daily net assets of the Funds; and 0.015% on the average aggregate daily net assets in excess of $5 billion. FSC is entitled to receive an annual fee of 0.03% on the average aggregate daily net assets of the Vision Group of Funds for providing transfer agency and dividend disbursing services to the Vision Funds through FSSC.

      State Street Bank and Trust Company ("State Street"), P.O. Box 8609, Boston, Massachusetts 02266-8609, provides certain financial administration and fund accounting services to the Vision Group of Funds and is entitled to receive an annual fee of 0.045% based on the average aggregate daily net assets of the Vision Group of Funds. State Street serves as custodian of the securities and cash of each of the Vision Funds.

      The Vision Funds have adopted a Shareholder Services Plan on behalf of each class of shares, which is administered by FAS. M&T Bank acts as shareholder servicing agent for the Vision Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of shares, and distributing prospectuses and other information. Except for the Vision International Equity Fund and Vision Small Cap Stock Fund, no Vision Fund will pay or accrue shareholder servicing fees on Class A Shares or on shares of the Vision Institutional Limited Duration U.S. Government Fund or the Vision Institutional Prime Money Market Fund for a one-year period beginning on the date of the Reorganization, which is expected to occur on or about December 18, 2000, pursuant to contractual agreements with FAS and M&T Bank. In the case of the Vision Small Cap Stock Fund, there will be a contractual waiver of the shareholder services fee down to 0.20% of average daily net assets from the maximum of 0.25% of average daily net assets for this same period. Absent such waivers, the maximum shareholder services fee payable on the Class A shares or the shares of the Vision Institutional Limited Duration U.S. Government Fund and the Vision Institutional Prime Money Market Fund is 0.25% of average daily net assets.

      BISYS Fund Services Ohio, Inc. and Martindale serve as administrators (the "Administrators") to the Governor Funds pursuant to a Management and Administration Agreement (the "Administration Agreement"). The Administrators assist in supervising all operations of the Governor Funds (other than those performed by Martindale and Brinson under their respective advisory and sub-advisory agreements, by The Bank of New York under the custody agreement, by BISYS Fund Services, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement and by BISYS Fund Services Limited Partnership ("BISYS") under the Distribution Agreement). Under the Administration Agreement, the Administrators provide services such as compliance services, financial reporting and tax reporting services. The annual fees payable for such services are as follows: 0.15% of each Governor Fund's (except for the Lifestyle Funds) average daily net assets. There are no fees payable to the Administrators from the Lifestyle Funds under the Administration Agreement. The address of BISYS Fund Services Ohio, Inc. is 3435 Stelzer Road, Columbus, Ohio 43218-3035.

      BISYS Fund Services, Inc. ("BFS") provides certain fund accounting services to each of the Governor Funds pursuant to a Fund Accounting Agreement. Under the Fund Accounting Agreement, BFS maintains the accounting books and records for the Governor Funds and provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services. BFS receives a fee from the Governor Funds for such services for all series of the Governor Funds computed at an annual rate of three one-hundredths of one percent (.03%) (.04% for the International Equity
Fund) of the Governor Funds' average daily net assets up to $2 billion and .02% (.03% for the International Equity Fund) of the Governor Funds' average daily net assets of $2 billion or more, subject to a minimum annual fee of $30,000 ($40,000 for the International Equity Fund and $35,000 for the Pennsylvania Municipal Bond Fund).

      BFS also serves as transfer agent and dividend disbursing agent for the Governor Funds pursuant to a Transfer Agency Agreement. Pursuant to the Transfer Agency Agreement, BFS, among other things, performs the following services in connection with the Governor Funds' shareholders of record:
maintenance of shareholder records for each of the Governor Funds' shareholders of record; receiving and processing purchase, exchange and redemption orders; processing dividend payments and reinvestments; and assistance in mailing proxy solicitation materials and shareholder reports. For such services, BFS receives a fee based on the number of shareholders of record. For the fiscal year ended June 30, 2000, BFS received a fee of $298,024 for these services.

      The Bank of New York, 100 Church Street, New York, New York 10286, serves as custodian of the securities and other assets of the Governor Funds.

DISTRIBUTION SERVICES

      Federated Securities Corp. (the "Distributor"), a subsidiary of Federated Investors, Inc., is the principal distributor for shares of the Vision Funds and offers shares of the Vision Funds on a continuous, best-efforts basis under a Distributor's Contract. Shares of the Vision Funds are sold at the net asset value ("NAV") next determined after the purchase order is received, plus any applicable sales charges. You may purchase shares of the Vision Funds through M&T Bank, M&T Securities, Inc. or through a broker-dealer, investment professional or financial institution that has an agreement with the Distributor (an "Authorized Dealer"). The Distributor markets the shares of the Vision Funds to institutions or individuals, directly or through an Authorized Dealer. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to Authorized Dealers. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to Authorized Dealers for marketing and servicing shares of the Vision Funds.

      Each Vision Fund (other than the Vision Treasury Money Market Fund) has adopted a Rule 12b-1 Plan under the 1940 Act, which allows it to pay up to 0.25% of each Fund's average daily net assets in marketing fees to the Distributor (who may then make payments to professionals such as banks, including M&T Bank and its affiliates and Authorized Dealers) for the sale and distribution of the Vision Funds' Class A Shares and the shares of the Vision Institutional Limited Duration U.S. Government Fund and the Vision Institutional Prime Money Market Fund. The Distributor may voluntarily waive or reduce its fees. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. Pursuant to a contractual agreement with the Distributor, the Vision Funds will not pay or accrue Rule 12b-1 fees on Class A Shares or the shares of the Vision Institutional Limited Duration U.S. Government Fund or the Vision Institutional Prime Money Market Fund for a one-year period beginning on the date of the Reorganization, which is expected to occur on or about December 18, 2000.

      BISYS serves as agent for each Governor Fund in the distribution of its shares pursuant to a Distribution Agreement. Shares of the Governor Funds are sold on a continuous basis by BISYS. Shares of the Governor Funds are sold at NAV next determined after an order is received, plus any applicable sales charges. The address of BISYS is 3435 Stelzer Road, Columbus, Ohio 43218-3035.

      The Governor Funds has adopted an Administrative Services Plan pursuant to which each Governor Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include Martindale, Brinson, M&T Bank and its banking affiliates or their correspondent entities, and BISYS, which agree to provide certain ministerial, recordkeeping, and/or administrative support services for their customers or account holders who are the beneficial or record owner of shares of the Governor Funds. In consideration for such services, a Service Organization receives a fee from each Governor Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of shares of that Governor Fund owned beneficially or of record by such Service Organization's customers or account holders for whom the Service Organization provides such services.

      The Governor Funds has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act only with respect to the Lifestyle Funds and pursuant to which each Lifestyle Fund is authorized to reimburse BISYS. Rule 12b-1 fees compensate BISYS and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Lifestyle Funds and/or providing shareholder services. Amounts paid to BISYS under the Governor Funds' Rule 12b-1 Plan may be used by BISYS to cover expenses that are related to (i) the distribution of shares of the Lifestyle Funds, (ii) ongoing servicing and/or maintenance of the accounts of shareholders of the Lifestyle Funds, (iii) payments to institutions for selling shares of the
Lifestyle Funds, and (iv) sub-transfer agency services, subaccounting services or administrative services related to the sale of the shares of the Lifestyle Funds. Under the Rule 12b-1 Plan, each Lifestyle Fund may reimburse BISYS at an annual rate of up to 0.50% of the average daily net assets of each Lifestyle Fund's shares. BISYS may delegate some or all of these functions to another organization. The other Governor Funds do not pay Rule 12b-1 fees.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

      The transfer agent and dividend disbursing agent for each of the Vision Funds is FSSC. BFS acts as the transfer agent and dividend disbursing agent of the Governor Funds. Procedures for the purchase, exchange and redemption of each Vision Fund's shares differ somewhat from the procedures applicable to the purchase, exchange and redemption of the shares of the Governor
Funds.  Reference is made to the  Prospectuses  of the Vision  Funds,  and the
Prospectuses of the Governor Funds for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of Vision Fund and Governor Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief description of the basic purchase, exchange and redemption procedures applicable to the Vision Fund shares and the Governor Fund shares.

      Purchases of shares of the Vision Funds may be made through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer, directly from the Fund or through an exchange from another Vision Fund. Accounts through an Authorized Dealer may be subject to higher or lower minimum investment requirements and may be subject to a transaction fee.

      The maximum front-end sales charge that you will pay is 5.50% on an investment in the Class A Shares of the Vision Large Cap Core Fund, Vision Small Cap Stock Fund and Vision International Equity Fund; 5.00% on an
investment in the Class A Shares of the Vision Managed Allocation Funds; 4.50% on an investment in the Class A Shares of the Vision Intermediate Term Bond Fund and Vision Pennsylvania Municipal Income Fund; and 3.00% on an investment in the Vision Institutional Limited Duration U.S. Government Fund. The Vision Treasury Money Market Fund and Vision Institutional Prime Money Market Fund have no front-end sales charge. However, Governor Fund shareholders will not be charged these sales charges in connection with the Reorganization. Shares of the Vision Institutional Prime Money Market Fund and Vision Institutional Limited Duration U.S. Government Fund are for institutional investors that are not natural persons (e.g., corporations, financial institutions, etc.) and that invest on their own behalf. The current Governor Fund shareholders will continue to be permitted to make subsequent investments in the Vision Institutional Prime Money Market Fund and Vision Institutional Limited Duration U.S. Government Fund. The following chart shows the minimum initial investment amounts for each Vision
Fund:

-------------------------------------------------------------------------------
                             INITIAL   SUBSEQUENTRETIREMENTRETIREMENTSYSTEMATIC
                                                                     INVESTMENT
                                                           PLAN      PLAN
                                                 PLAN      SUBSEQUENTSUBSEQUENT
                             INVESTMENTINVESTMENTINVESTMENTINVESTMENTINVESTMENT
                              MINIMUM   MINIMUM   MINIMUM   MINIMUM   MINIMUM
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VISION FUNDS (other than Vision    $500       $25      $250       $25       $25
Institutional Limited Duration
U.S. Government Fund and Vision
Institutional Prime Money
Market Fund)
-----------------------------------------------------------------------------
-------------------------------------------------------------------------------
VISION INSTITUTIONAL PRIME       $1,000,000Any       Not       Not       Not
MONEY MARKET FUND*                      Amount   ApplicableApplicableApplicable+
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VISION INSTITUTIONAL LIMITED    $100,000   $1,000   Not       Not        $1,000+
DURATION U.S. GOVERNMENT FUND*                       ApplicableApplicable+
-------------------------------------------------------------------------------
* An account may be opened with a smaller amount as long as the minimum is reached within 90 days.
+ Current Governor Fund shareholders who have retirement plans or systematic investment plans in the U.S. Treasury Obligations Money Market Fund and Limited Duration Government Securities Fund will continue to be permitted to make subsequent investments of $25 or more in the corresponding Vision Fund pursuant to such plans after the Reorganization.

      The minimum initial and subsequent investment amounts in each Vision Fund may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Vision Group of Funds.

      Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum account balance required.

      Purchases of shares of the Governor Funds may be made through BISYS or through banks, brokers and other investment representatives (which may charge additional fees and may require higher minimum investments or may impose other limitations on buying and selling shares), or directly by wire or check once an account has been established. The maximum front-end sales charge that you will pay is 5.50% on an investment in Investor Shares of the Established Growth Fund, Aggressive Growth Fund and International Equity Fund; 4.50% on an investment in Investor Shares of the Lifestyle Funds, Intermediate Term Income Fund and Pennsylvania Municipal Bond Fund; and 3.00% on an investment in Investor Shares of the Limited Duration Government Securities Fund. The Investor Shares of the U.S. Treasury Obligations Money Market Fund and Prime Money Market Fund do not charge a front-end sales charge. The minimum initial investment to establish an account with each Governor Fund is $1,000 for both non-retirement accounts and retirement accounts (IRAs) ($250 for employees of Martindale, M&T Bank or their affiliates), and $250 for an Automatic Investment Plan Account. Once you have met the account minimum, subsequent purchases can be made for as little as $25. The minimum investment amount is reduced for employees of Martindale or any of its affiliates.

      If your account falls below $1,000 ($250 if you are an employee of Martindale or one of its affiliates), a Governor Fund may ask you to increase your balance. If it is still below $1,000 (or $250) after 60 days, the Governor Fund may close your account and send you the proceeds.

      Each Governor Fund and each Vision Fund reserves the right to reject any purchase request.

      Certain investors and transactions in the Vision Funds and the Governor Funds may be subject to reduced or waived sales charges. For a complete description of sales charges and exemptions from such charges, reference is made to the Prospectuses and SAIs of the Vision Funds and the Prospectuses and SAI of the Governor Funds, which are incorporated by reference herein. A copy of the prospectus of the Vision Fund into which your Governor Fund will be reorganized is included herewith.

      The purchase price of each of the shares of the Vision Funds is based on NAV, plus any applicable sales charges. However, Governor Fund shareholders will not be charged these sales charges in connection with the Reorganization.

      The purchase price of each of the shares of the Governor Funds is based on NAV, plus any applicable sales charges. Except in limited circumstances, the NAV per share for each Vision Fund (other than the Vision U.S. Treasury Money Market Fund and Vision Institutional Prime Money Market Fund) and each Governor Fund is calculated as of the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business. The NAV for the Governor Prime Money Market Fund and Governor U.S. Treasury Obligations Money Market Fund is determined at 12 noon (Eastern Time) and the close of regular trading on the NYSE on each day on which the NYSE is open for trading and any other day (other than a day on which no shares of that Fund are tendered for redemption and no order to purchase any shares of that Fund is received) during which there is sufficient trading in portfolio instruments such that the Fund's NAV might be materially affected.

      The NAV per share for the Vision U.S. Treasury Money Market Fund is calculated at 12 noon (Eastern Time), 3:00 p.m. (Eastern Time) and 4:00 p.m. (Eastern Time) on each day on which the NYSE is open for business. The NAV per share for the Vision Institutional Prime Money Market Fund is calculated at 3:00 p.m. (Eastern Time) on each day on which the NYSE is open for business.

      Payment for shares of a Vision Fund may be made by check, federal funds wire, by debiting an account at M&T Bank or any of its affiliate banks, or through a depository institution that is an Automated Clearing House (ACH) member or a retirement account (for all Vision Funds except the Vision Institutional Prime Money Market Fund and Vision Institutional Limited Duration U.S. Government Fund).

      Purchase orders for the Vision Treasury Money Market Fund must be received by 11:00 a.m. (Eastern time) to receive that day's dividend, and purchase orders for the Vision Institutional Prime Money Market Fund must be received by 3:00 p.m. (Eastern time) to begin earning dividends the next day. For settlement of an order to occur for the Vision Treasury Money Market Fund and Vision Institutional Prime Money Market Fund, payment must be received by wire by 3:00 p.m. (Eastern time) that same day. Purchase orders for all other Vision Funds must be received by 4:00 p.m. (Eastern time) in order to receive that day's closing NAV. Purchase orders through ACH must be received by 3:00 p.m. (Eastern time). For settlement of an order to occur, payment must be received on the next business day following the order.

      Vision Fund purchase orders by mail using a check as payment are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received, and shares will be eligible to receive interest and/or dividends when the Fund receives the payment. Shares of the Vision Treasury Money Market Fund and Vision Institutional Prime Money Market Fund purchased by check begin earning dividends on the day after the check is converted into federal funds.

      Governor Fund purchase orders are priced at the next NAV calculated after your order is received in good order and accepted by the Governor Fund, less any applicable sales charges, on any day that the NYSE is open for business.

      Shares of one Vision Fund may be exchanged for the same share class of another Vision Fund at the NAV next determined after the Fund's receipt of the exchange in proper form. If you exchange from a Vision Fund that has no sales charge to a Vision Fund that imposes a sales charge, you will be subject to the sales charge. The exchange is subject to any minimum initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal tax purposes. Shares of the Governor Funds may be exchanged for shares of another Governor Fund, usually without paying a sales charge, if you satisfy the minimum investment requirements for the Fund into which you are exchanging. When exchanging from a Governor Fund that has no sales charge or a lower sales charge to a Governor Fund with a higher sales charge, you will pay the difference.

      Redemptions of Vision Fund shares may be made through an Authorized Dealer, directly from the Fund by telephone or by mailing a written request. Redemption requests for shares held through an IRA account must be made by mail and not by telephone. Vision Fund shares are redeemed at their NAV next determined after the redemption request is received in proper form, subject to daily cut off times, on each day on which the Fund computes its NAV. When redeeming shares by telephone, proceeds normally are sent to a previously designated account at a financial institution that is an ACH member or wired to your account at a domestic commercial bank that is a Federal Reserve System member. When redeeming shares by mail, a check for the proceeds normally is mailed within one business day after receiving a written request in proper form. Payment may be delayed up to seven days in certain circumstances.

      Redemptions of Governor Fund shares may be made by telephone or by mailing a written request to the Fund or through your financial adviser or broker. Governor Fund shares are redeemed at their NAV next determined after the redemption request is received by the Fund, its transfer agent or your investment representative in proper form. Normally, you will receive your proceeds within a week after your request is received. When redeeming by phone, you may have the proceeds mailed or wired to your bank account, if you indicated this option on your account application, or sent to your U.S. bank account by an ACH. If you call by 4:00 p.m. Eastern Time, proceeds will normally be wired to your bank on the next business day after your redemption request. Proceeds sent by ACH transfer will be credited within eight days.

      You may request checks to redeem shares of the Vision Treasury Money Market Fund. Your account will continue to receive the daily dividend declared on the shares being redeemed until the check is presented for payment. The ability to redeem shares by check may not be available when establishing an account through an Authorized Dealer. The ability to redeem shares by check is not available to Vision Institutional Prime Money Market Fund accounts or any of the other Vision Funds participating in the Reorganization.

      Shareholders   of  the  Prime  Money  Market  Fund  and  U.S.   Treasury
Obligations Money Market Fund may redeem shares by writing checks on their account (in any amount not less than $500) to make payments to any person or business. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You must maintain the minimum required account balance of $1,000 per Fund and may not close your account by writing a check.

DIVIDENDS AND OTHER DISTRIBUTIONS

      The following chart compares when each Governor Fund and each Vision Fund declares and pays dividends, if any. All of the Governor Funds and Vision Funds declare and pay capital gain distributions, if any, at least annually.

-------------------------------------------------------------------------------
     GOVERNOR FUND         DIVIDENDS          VISION FUND         DIVIDENDS
                          DISTRIBUTION                           DISTRIBUTION
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND   declares and   VISION SMALL CAP STOCK  declares and
                         pays quarterly FUND                    pays quarterly
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ESTABLISHED GROWTH FUND  declares and   VISION LARGE CAP CORE   declares and
                         pays quarterly FUND                    pays quarterly

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INTERMEDIATE TERM        declares and   VISION INTERMEDIATE     declares and
INCOME FUND              pays monthly   TERM BOND FUND          pays monthly
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY     declares and   VISION INTERNATIONAL    declares and
FUND                     pays annually  EQUITY FUND             pays annually
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE   declares and   VISION MANAGED          declares and
GROWTH FUND              pays quarterly ALLOCATION FUND -       pays quarterly
                                        CONSERVATIVE GROWTH
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LIFESTYLE MODERATE       declares and   VISION MANAGED          declares and
GROWTH FUND              pays quarterly ALLOCATION FUND -       pays quarterly
                                        MODERATE GROWTH
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LIFESTYLE GROWTH FUND    declares and   VISION MANAGED          declares and
                         pays quarterly ALLOCATION FUND -       pays quarterly
                                        AGGRESSIVE GROWTH
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LIMITED DURATION         declares and   VISION INSTITUTIONAL    declares and
GOVERNMENT SECURITIES    pays monthly   LIMITED DURATION U.S.   pays monthly
FUND                                    GOVERNMENT FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL   declares and   VISION PENNSYLVANIA     declares and
BOND FUND                pays monthly   MUNICIPAL INCOME FUND   pays monthly
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PRIME MONEY MARKET FUND  declares       VISION INSTITUTIONAL    declares
                         daily and      PRIME MONEY MARKET FUND daily and
                         pays monthly                           pays monthly
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. TREASURY            declares       VISION TREASURY MONEY   declares
OBLIGATIONS MONEY        daily and      MARKET FUND             daily and
MARKET FUND              pays monthly                           pays monthly
-------------------------------------------------------------------------------

      With respect to both the Vision Funds and the Governor Funds, unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.

TAX CONSEQUENCES

      As a condition to the Reorganization, each Vision Fund and each Governor Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that neither the Vision Fund nor the Governor Fund nor the shareholders of either fund will recognize any gain or loss in connection with the Reorganization. The tax basis of the Vision Fund shares received by the Governor Fund shareholders will be the same as the tax basis of their shares in the Governor Fund.

INFORMATION ABOUT THE REORGANIZATION

MERGER BETWEEN KEYSTONE AND M&T CORP.

      On October 6, 2000, Keystone merged into M&T Corp., the corporate parent of M&T Bank ("Bank Merger"). Prior to this Bank Merger, Martindale, the investment adviser to the Governor Funds, was a wholly-owned subsidiary of Keystone. The reorganization described in this Prospectus/Proxy Statement is being proposed in connection with the Bank Merger. The Reorganization has been proposed by M&T Corp. and M&T Bank as a means of combining each Governor Fund with a fund managed by M&T Bank with comparable investment objectives, policies and restrictions. The Reorganization has also been proposed to promote more efficient operations, to eliminate certain duplicative costs and to enhance the distribution of fund shares by eliminating redundant investment products sponsored by the same organization. The existence of separate fund groups and duplicative funds in the family of funds sponsored by M&T could impede the ability of such funds to attract sufficient assets in the future to enjoy reduced expenses per share from economies of scale.

      M&T Bank is the principal banking subsidiary of M&T Corp. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of June 30, 2000, M&T Bank managed $2.3 billion in net assets of mutual funds.

CONSIDERATIONS BY THE BOARD OF TRUSTEES OF THE GOVERNOR FUNDS

      The Board of Trustees of the Governor Funds believes that the proposed Reorganization is in the best interests of the Governor Fund shareholders.

      The Board of Trustees of the Governor Funds met on August 3, 2000, September 14, 2000, and October 27, 2000 to receive information regarding M&T Bank and the Vision Funds, to discuss this information and to consider the proposed Plan pursuant to which the Reorganization would be effected. After reviewing the terms of the Plan with legal counsel, the Board of Trustees of the Governor Funds, including the trustees who are not "interested persons," as that term is defined in the 1940 Act ("Independent Trustees"), approved the Plan and recommended its approval by the shareholders of the Governor Funds. In approving the Plan, the Board determined that participation in the Reorganization is in the best interests of each Governor Fund and that the interests of the shareholders of each Governor Fund would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered a number of factors, including the following:

o Substantial similarities exist between the investment objectives, policies, and strategies of the Governor Funds and their corresponding Vision Funds. Thus, the Reorganization will enable Governor Fund shareholders to continue their current investment programs without substantial disruption. Certain of the Vision Funds have recently been organized for the purpose of continuing the investment operations of the corresponding Governor Funds, and have no prior operating history.

o     Governor  Fund  shareholders  will  not pay a  sales  charge  to  become
         shareholders   of  the   Vision   Funds   in   connection   with  the
         Reorganization.

o Governor Fund shareholders will not have to pay any federal income tax solely as a result of the Reorganization.

o Expenses of the Reorganization will not be borne by any of the Governor Funds or the Vision Funds.

o Because the proposed Reorganization will be effected on the basis of the relative net asset values of the Vision Funds and their corresponding Governor Funds, shareholders of the Governor Funds will not experience any dilution in the value of their investments as a result of the Reorganization.

o The expense ratios after fee waivers (both contractual and voluntary) of the Vision Funds are within industry norms. The Board considered the existing contractual fee waivers and expense limitations in place for the Governor Funds, and their expiration on October 31, 2000. The Board also considered the contractual fee waivers and expense limitations that will be in place for the Vision Funds for a one-year period starting from the Closing of the Reorganization, and that this is a condition to the Reorganization. The Board compared the expense ratios of the Governor Funds and the Vision Funds before and after any and all contractual and voluntary fee waivers and expense limitations. See "Summary - Comparative Fee Tables" elsewhere herein. The Board considered these factors in conjunction with the economies of scale that may result from the proposed Reorganization, the pressures in the marketplace on Vision Funds as well as other mutual fund companies to maintain expense ratios at competitive levels, and other anticipated benefits of the proposed transactions to the Governor Fund shareholders.

o The sale of assets of the Governor Funds to the Vision Funds might enable the combined entity to obtain certain economies of scale with attendant savings in cost for the Governor Funds.

o M&T Bank has experience in managing registered investment companies and has developed capabilities and resources that could benefit the shareholders of the Governor Funds.

o The portfolio managers and investment personnel who are responsible for managing the Vision Funds are well-trained and experienced. In addition, certain of the portfolio managers of the Governor Funds co-manage the corresponding Vision Fund.

o The availability of high-quality fund administration and shareholder services.

o As shareholders of the Vision Funds, the Reorganization would provide shareholders with exchange privileges with respect to the same share class of the other series of the Vision Funds, each with different investment objectives and policies and, therefore, would provide the Governor Funds with a broader array of investment options.

o It may be detrimental for the Governor Funds to compete for the same investor assets with the Vision Funds, each of which is advised by a subsidiary of M&T Corp.

      The Board of Trustees of the Governor Funds did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

      In approving  the Plan,  the Board also  considered  the  provisions  of
Section 15(f) of the 1940 Act. Section 15(f) of the 1940 Act provides that, in connection with the sale of any interest in any investment adviser that results in the "assignment" of an investment advisory agreement, an investment adviser of a registered investment company, such as the Governor Funds, or an affiliated person of such investment adviser, may receive any amount or benefit if: (i) for a period of three years after the sale, at least 75% of the members of the board of the investment company are not interested persons of the investment adviser or the predecessor investment adviser, and (ii) there is no "unfair burden" imposed on the investment company as a result of such sale or any express or implied terms, conditions or understanding applicable thereto. For this purpose, "unfair burden" is defined to include any arrangement during the two-year period after the date on which the transaction occurs, whereby the investment adviser or its predecessor or successor investment advisers, or any interested persons of any such adviser, receives or is entitled to receive any compensation directly or indirectly from: (i) any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company other than bona fide ordinary compensation as principal underwriter for such company, or (ii) the investment company or its security holders for other than bona fide investment advisory or other services. This provision of the 1940 Act was enacted by Congress in 1975 to make it clear that an investment adviser (or an affiliated person of the adviser) can realize a profit on the sale of the adviser's business subject to the two safeguards described above.

      For a period of three years after the Bank Merger, the Vision Group of Funds will use its best efforts to ensure that at least 75% of the members of the Board of Trustees of the Vision Group of Funds are not "interested persons" of M&T Bank or Martindale within the meaning of the 1940 Act; the
Vision Group of Funds will meet this requirement following the Reorganization. The Board is not aware of any circumstances arising from the Reorganization that will result in an "unfair burden" being imposed on the shareholders of the Governor Funds. In addition, the Board has requested and received a written representation from M&T Bank that no "unfair burden" will be imposed on the Governor Funds as a result of the Reorganization.

      The Board of Trustees of the Vision Group of Funds (including a majority of the Independent Trustees) met on August 8 and 11, 2000, and approved the Plan on August 11, 2000. The Board unanimously concluded that consummation of the Reorganization is in the best interests of the Vision Funds and the shareholders of the Vision Funds and that the interests of the Vision Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

DESCRIPTION OF THE PLAN OF REORGANIZATION

      The Plan provides that your Governor Fund will transfer all or substantially all of its assets and liabilities to a corresponding Vision Fund in exchange solely for the Vision Fund's shares to be distributed pro rata by the Governor Fund to its shareholders in complete liquidation of the Governor Fund currently anticipated to occur on or about December 18, 2000 ("Closing"). The value of each Governor Fund's net assets to be acquired by the corresponding Vision Fund shall be the value of such net assets computed as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on the business day preceding the Closing ("Closing Date"). Governor Fund shareholders will become shareholders of the corresponding Vision Fund as of the Closing, and will be entitled to the Vision Fund's next dividend distribution thereafter.

      On or before the Closing Date, each Governor Fund and the Vision Treasury Money Market Fund will declare and pay a dividend or dividends, which, together with all previous dividends, will have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date.
      The stock transfer books of each Governor Fund will be permanently closed as of 4:00 p.m. Eastern time on the Closing Date and only requests for redemption of shares of a Governor Fund received in proper form prior to 4:00 p.m. Eastern time on the Closing Date will be accepted by the Governor Fund. Redemption requests relating to the Governor Fund thereafter shall be deemed to be redemption requests for shares of the Vision Fund to be distributed to the former shareholders of the Governor Fund. Any redemptions that you make either before or after the Closing Date may result in a tax liability to you. Please consult your tax advisor.

      Consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval of the Plan by the respective Governor Fund shareholders, receipt of an order from the SEC exempting the transactions contemplated by the Plan from Section 17(a) of the 1940 Act, and receipt of an opinion in form and substance reasonably satisfactory to the Governor Funds and the Vision Funds, as described under the caption "Federal Income Tax Consequences" below.

      Unless applicable law shall require a shareholder vote, the Plan may be amended without shareholder approval by mutual agreement in writing of the Governor Funds and the Vision Funds. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the Governor Fund shareholders prior to the Closing by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

      In the event that the shareholders of a Governor Fund do not approve the Plan relating to that Governor Fund, the assets and liabilities of that Governor Fund will not be transferred at the Closing and the obligations of the Governor Fund under the Plan shall not be effective. If the Reorganization is not approved by the shareholders of a particular Governor Fund, the Board of Trustees of the Governor Funds will consider other alternatives for that Governor Fund, including dissolution and liquidation of such Fund.

      The expenses incurred in connection with entering into and consummating the transactions contemplated by the Plan will not be borne by the Governor Funds or the Vision Funds, and will be borne by M&T Bank.

      The foregoing description of the Plan entered into between the Vision Funds and the Governor Funds does not purport to be complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, the Form of which is attached hereto as Exhibit A and incorporated herein by reference thereto.

DESCRIPTION OF VISION FUND SHARES

      Full and fractional shares of the Vision Funds will be issued without the imposition of a sales charge or other fee to the Governor Fund shareholders in accordance with the procedures described above. Shares of the Vision Funds to be issued to Governor Fund shareholders under the Plan will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Like the Governor Funds, the Vision Funds do not issue share certificates. For additional information about shares of the Vision Fund, reference is hereby made to the Prospectus of the Vision Fund into which your Governor Fund will be reorganized, which is being provided herewith.

FEDERAL INCOME TAX CONSEQUENCES

      As a condition to each Reorganization, the participating Vision Fund and Governor Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, and on the basis of certain assumptions and representations received from the Governor Funds and the Vision Funds, for federal income tax purposes, shareholders of each Governor Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Governor Fund for shares of the Vision Fund and neither the Vision Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of the Governor Fund.

      You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Governor Funds nor the Vision Funds will seek to obtain a ruling from the IRS regarding the tax consequences of the Reorganizations. Accordingly, if the IRS sought to challenge the tax treatment of any Reorganization and were successful, neither of which is anticipated, the Reorganization could be treated, in whole or in part, as a taxable sale of assets of the participating Governor Fund, followed by the taxable liquidation thereof.

      You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Reorganizations in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Reorganizations, because this discussion only relates to the federal income tax consequences.

      The Vision Funds expect to retain most of the securities acquired in connection with each Reorganization and do not anticipate that taxable sales involving significant amounts of securities will have to be made before or after the Reorganizations to effect a realignment with the policies and investment practices of the applicable Vision Funds.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

      While the Vision Group of Funds and the Governor Funds are different entities, and thus, governed by different organizational documents, the
Reorganization will not result in material differences in shareholder rights. The shares of a Vision Fund to be distributed to shareholders of a corresponding Governor Fund will have the same legal characteristics as the shares of the Governor Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

      The Vision Group of Funds and the Governor Funds are each organized as a Delaware business trust and governed by an Agreement and Declaration of Trust. Under its Agreement and Declaration of Trust, the Vision Group of Funds has an unlimited number of authorized shares of beneficial interest with no par value. The Governor Funds, pursuant to its Agreement and Declaration of Trust, has an unlimited number of authorized shares of beneficial interest with each share having a par value of $.0001 per share. The Boards of Trustees of the Vision Group of Funds and of the Governor Funds (the "Boards") may, without shareholder approval, divide the authorized shares of the Vision Group of Funds and the Governor Funds into an unlimited number of separate portfolios or series ("series"). The Boards may also, without shareholder approval, divide the series into two or more classes of shares. The Vision Group of Funds currently consists of eighteen series. With respect to its eighteen series, the Vision Group of Funds offers two classes of shares for six of its series (designated Class A Shares and Class B Shares) and one class of shares for twelve of its series (designated Class A Shares, except for Vision Institutional Prime Money Market Fund and Vision Institutional Limited Duration U.S. Government Fund, which do not have a class designation). The Governor Funds currently offers one class of shares, the Investor Shares, for its eleven series. The Prime Money Market Fund of the Governor Funds has two classes of shares, Investor Shares and S Shares (the S Shares will be liquidated on or about December 1, 2000). The Vision Group of Funds and each series of the Vision Group of Funds, as well as the Governor Funds and each series of the Governor Funds, will continue indefinitely until terminated.

      With respect to a series of shares of the Vision Group of Funds and the Governor Funds, shares of the same class have equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Each series or class bears its own expenses related to its distribution of shares (and other expenses such as transfer agency, shareholder service and administration expenses). Generally, shares of the Vision Group of Funds or the Governor Funds will be voted in the aggregate without differentiation between separate series or classes except if: (1) a matter only affects certain series or classes, then only shares of such affected series or classes shall be voted in the aggregate; or (2) a Board determines that the matter should be voted on separately by individual series or classes.

      Delaware law does not require the Vision Group of Funds or the Governor Funds to hold annual meetings of shareholders, and generally, the Vision Group of Funds and the Governor Funds will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing a majority or more of the Governor Funds' (or its respective series') outstanding shares entitled to vote may call meetings of the Governor Funds (or its series) for the purpose of taking action upon any matter as to which the vote or authority of shareholders is permitted or required, including, in the case of a meeting of the Governor Funds, the purpose of voting on the removal of one or more Trustees. The Vision Group of Funds' Agreement and Declaration of Trust does not contain any statement concerning the ability of shareholders to call meetings (although federal law may, under certain circumstances, accord shareholders such a right).

      Like the Governor Funds, there are no conversion or preemptive rights in connection with shares of the Vision Group of Funds. When issued, all shares will be fully paid and non-assessable. With respect to a series of shares, a shareholder of a class of shares will receive a pro rata share of all distributions arising from that series' assets attributable to the class of shares owned by the shareholder and, upon redeeming shares, will receive the portion of the series' net assets attributable to the class of shares owned by the shareholder represented by the redeemed shares.

CAPITALIZATION

      The following table sets forth, as of August 31, 2000: (i) the unaudited capitalization of the Investor Shares of the Governor Fund, (ii) the unaudited capitalization of the Vision Fund, and (iii) the pro forma unaudited capitalization of the Vision Fund as adjusted to give effect to the proposed Reorganization. The capitalization of the Vision Fund is likely to be different when the Reorganization is consummated because of purchases and sales of Vision Fund shares and market action.

                                  VISION SMALL      AGGRESSIVE            VISION
                                                                        PRO FORMA
                                 CAP STOCK FUND    GROWTH FUND           COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $158,321,084      $158,321,084
Net Asset Value Per Share        $0*              $12.65            $12.65*
Shares Outstanding......         0                12,515,793.549    12,515,793.549


                                                                          VISION
                                  VISION LARGE     ESTABLISHED          PRO FORMA
                                 CAP CORE FUND     GROWTH FUND           COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $288,375,796      $288,375,796
Net Asset Value Per Share        $0*              $14.55            $14.55*
Shares Outstanding......         0                19,817,974.271    19,817,974.271


                                     VISION        INTERMEDIATE           VISION
                                  INTERMEDIATE     TERM INCOME          PRO FORMA
                                 TERM BOND FUND        FUND              COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $244,761,343      $244,761,343
Net Asset Value Per Share        $0*              $9.26             $9.26*
Shares Outstanding......         0                26,426,907.362    26,426,907.362


                                     VISION                               VISION
                                 INTERNATIONAL    INTERNATIONAL         PRO FORMA
                                  EQUITY FUND      EQUITY FUND           COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $38,094,264       $38,094,264
Net Asset Value Per Share        $0*              $9.70             $9.70*
Shares Outstanding......         0                3,928,832.761     3,928,832.761


                                     VISION
                                    MANAGED
                                   ALLOCATION
                                     FUND -         LIFESTYLE             VISION
                                  CONSERVATIVE     CONSERVATIVE         PRO FORMA
                                     GROWTH        GROWTH FUND           COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $300,809          $300,809
Net Asset Value Per Share        $0*              $10.63            $10.63*
Shares Outstanding......         0                28,290.564        28,290.564


                                     VISION
                                    MANAGED
                                   ALLOCATION
                                     FUND -                               VISION
                                   AGGRESSIVE       LIFESTYLE           PRO FORMA
                                     GROWTH        GROWTH FUND           COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $1,545,702        $1,545,702
Net Asset Value Per Share        $0*              $11.86            $11.86*
Shares Outstanding......         0                130,311.179       130,311.179


                                     VISION
                                    MANAGED
                                   ALLOCATION
                                     FUND -         LIFESTYLE             VISION
                                    MODERATE         MODERATE           PRO FORMA
                                     GROWTH        GROWTH FUND           COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $1,341,685        $1,341,685
Net Asset Value Per Share        $0*              $11.41            $11.41*
Shares Outstanding......         0                117,588.736       117,588.736


                                     VISION
                                 INSTITUTIONAL       LIMITED
                                    LIMITED          DURATION
                                 DURATION U.S.      GOVERNMENT            VISION
                                   GOVERNMENT       SECURITIES          PRO FORMA
                                      FUND             FUND              COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $71,942,199       $71,942,199
Net Asset Value Per Share        $0*              $9.72             $9.72*
Shares Outstanding......         0                7,404,640.780     7,404,640.780


                                     VISION
                                  PENNSYLVANIA     PENNSYLVANIA           VISION
                                   MUNICIPAL        MUNICIPAL           PRO FORMA
                                  INCOME FUND       BOND FUND            COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $92,410,224       $92,410,224
Net Asset Value Per Share        $0*              $9.90             $9.90*
Shares Outstanding......         0                9,337,645.984     9,337,645.984


                                     VISION
                                 INSTITUTIONAL                            VISION
                                  PRIME MONEY      PRIME MONEY          PRO FORMA
                                  MARKET FUND      MARKET FUND           COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $0               $278,177,386      $278,177,386
Net Asset Value Per Share        $1.00            $1.00             $1.00
Shares Outstanding......         0                278,168,900.56    278,168,900.56


                                     VISION       U.S. TREASURY
                                    TREASURY       OBLIGATIONS            VISION
                                  MONEY MARKET     MONEY MARKET         PRO FORMA
                                      FUND             FUND              COMBINED
                                 ---------------  ---------------   -------------------

Net Assets..............         $675,001,592     $15,993,916       $690,995,508
Net Asset Value Per Share        $1.00*           $1.00             $1.00*
Shares Outstanding......         674,986,617      15,994,535.010    690,981,152.010


--------------------

*  Net Asset Value of Class A Shares.


INFORMATION ABOUT THE VISION FUNDS AND THE GOVERNOR FUNDS

VISION FUNDS

      Information about each Vision Fund is contained in the Vision Fund's current Prospectuses, each of which is incorporated herein by reference. A copy of the current Prospectus of the Vision Fund for which your Governor Fund shares will be exchanged is included herewith. Additional information about each Vision Fund is included in that Fund's Statement of Additional Information, and the Statement of Additional Information dated November 9, 2000 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge by contacting the Vision Funds at 1-800-836-2211 or by writing the Vision Group of Funds at One M&T Plaza, Buffalo, New York 14203. The Vision Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act. In accordance with the 1934 and 1940 Acts, the Vision Funds file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Vision Funds can be obtained by calling or writing the Vision Funds, and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained from the SEC through its Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from its Internet site at http://www.sec.gov. To request information regarding the Vision Funds, you may also send an e-mail to the SEC at pulicinfo@sec.gov.

      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Vision Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Vision Funds and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

GOVERNOR FUNDS

      Information  about the  Governor  Funds is  contained  in each  Governor
Fund's current Prospectus, Annual Report to Shareholders, Statement of Additional Information, and the Statement of Additional Information dated November 9, 2000 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectuses, Annual Reports, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the Governor Funds by calling 1-800-766-3960, or by writing the Governor Funds at c/o BISYS, P.O. Box 182707, Columbus, Ohio 43218-2707. The Governor Funds are subject to the informational requirements of the 1934 Act and the 1940 Act and, in accordance therewith, file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Governor Funds can be obtained by calling or writing the Governor Funds and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov. To request information regarding the Governor Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

PROPOSAL 2:         APPROVAL OF A NEW ADVISORY AGREEMENT WITH MARTINDALE

INTRODUCTION

      At the Special Meeting, you also will be asked to approve a New Advisory Agreement for your Governor Fund, which is being submitted in connection with the Bank Merger between Keystone and M&T Corp. on October 6, 2000. As a result of the Bank Merger, the investment advisory agreement with Martindale then in effect ("Previous Advisory Agreement") automatically terminated in accordance with its terms and as required by the 1940 Act. As discussed below, since the termination of the Previous Advisory Agreement, Martindale has been providing investment advisory services under the terms of an interim investment advisory agreement.

INTERIM ADVISORY AGREEMENT

      To assure the continued supervision of the investments of the Governor Funds after the Bank Merger and the resulting termination of the Previous Advisory Agreement, the Board of Trustees (including a majority of the Independent Trustees) of the Governor Funds approved an interim investment advisory agreement for each Governor Fund with Martindale pursuant to Rule
15a-4 under the 1940 Act ("Interim Advisory Agreement") at an in-person meeting of the Board of Trustees of the Governor Funds held on September 14, 2000. As required by Rule 15a-4, the terms and conditions of the Interim Advisory Agreement are identical in all material respects to the Previous Advisory Agreement, including the rate of investment advisory fee, except for its dates of effectiveness and termination and escrow provisions and other terms envisioned by Rule 15a-4. Since the date of the Bank Merger, Martindale has provided investment advisory services to the Governor Funds under the Interim Advisory Agreement.

      The Interim Advisory Agreement became effective on the date of the Bank Merger (October 6, 2000) ("Interim Advisory Agreement Effective Date") and will terminate the earlier of 150 days from the Interim Advisory Agreement Effective Date or upon shareholder approval of a new investment advisory agreement. The Interim Advisory Agreement also provides that the Board of Trustees of the Governor Funds or, as to a particular Governor Fund, a majority of that Governor Fund's outstanding voting securities, as that term is defined in the 1940 Act, may terminate the Interim Advisory Agreement on 10 calendar days' written notice to Martindale. The Interim Advisory Agreement terminates in the event of an assignment as that term is defined in the 1940 Act.

      Pursuant to the terms of the Interim Advisory Agreement, the maximum amount of compensation payable to Martindale during this interim period is no greater than that which would have been payable to Martindale under the Previous Advisory Agreement. The compensation to be paid to Martindale under the Interim Advisory Agreement is being held in an interest-bearing escrow account with State Street.

      In accordance with the provisions of Rule 15a-4, the Interim Agreement also provides that, if the shareholders of a Governor Fund approve a new investment advisory agreement with Martindale no later than 150 days from the Interim Advisory Agreement Effective Date, Martindale is entitled to the compensation held in the interest-bearing escrow account (including interest earned) with respect to that Fund. If the shareholders of a Governor Fund do not approve a new investment advisory agreement with Martindale within that time period, the Interim Advisory Agreement provides that Martindale is entitled to be paid, out of the interest-bearing escrow account, the lesser of the total amount held in the interest-bearing escrow account (plus interest earned on that amount) or any costs incurred by Martindale in performing its duties under the Interim Advisory Agreement prior to its termination (plus interest earned on the amount while in the interest-bearing escrow account).

NEW ADVISORY AGREEMENT

      At the September 14, 2000 meeting, the Board also approved a New Advisory Agreement with Martindale. The New Advisory Agreement is identical in all material respects to the Previous Advisory Agreement, including the rate of investment advisory fee, except for its effective and termination dates. Specifically, the New Advisory Agreement provides for the Agreement to become effective, as to a Governor Fund, on the date the shareholders of that Governor Fund approve the New Advisory Agreement. As to each Governor Fund, if approved by shareholders, the New Advisory Agreement would remain in effect until the earlier of June 30, 2001, or until the Closing of the Reorganization (currently anticipated to occur on or about December 18, 2000), unless otherwise terminated.

      As noted above and in accordance with Rule 15a-4 under the 1940 Act, shareholder approval of the New Advisory Agreement is necessary in order for Martindale to receive the amount of the investment advisory fee it would have otherwise received under the Previous Advisory Agreement for managing each Governor Fund under the Interim Advisory Agreement from the date the Previous Advisory Agreement terminated until the New Advisory Agreement is approved by shareholders. The rate of investment advisory fee under both the Interim Advisory Agreement and New Advisory Agreement is identical to the rate of advisory fee under the Previous Advisory Agreement. As to each Governor Fund, approval of the New Advisory Agreement would also permit Martindale to continue to serve as investment adviser until consummation of the Reorganization of that Fund.

      If shareholders of a Governor Fund do not approve the New Advisory Agreement, Martindale will be entitled to receive the lesser of the total amount held in the interest-bearing escrow account (plus interest earned) or any costs it incurred in performing the Interim Advisory Agreement prior to its termination (plus interest earned on that amount while in the interest-bearing escrow account), on behalf of that Governor Fund. Such amount will be released to Martindale from the interest-bearing escrow account. Any excess monies held in the interest-bearing escrow account will be returned to the relevant Governor Fund.

      As to a particular Governor Fund, if shareholders do not approve the New Advisory Agreement, the Board of Trustees of the Governor Funds will take appropriate action with respect to that Fund's investment advisory arrangements.

BOARD CONSIDERATIONS

      In determining whether to approve the Interim Advisory Agreement and New Advisory Agreement with Martindale, the Board of Trustees, including a majority of the Independent Trustees, of the Governor Funds, determined that the scope and quality of services to be provided under both the Interim Advisory Agreement and the New Advisory Agreement were at least equivalent to those provided under the Previous Advisory Agreement. In addition, the Board was advised that it was not anticipated that there would be changes in the personnel who provide the portfolio management services to the Governor Funds during the terms of both the Interim Advisory Agreement and the New Advisory Agreement. The Board considered the fact that there were no material differences between the terms and conditions of the Interim Advisory Agreement and New Advisory Agreement and the Previous Advisory Agreement,
other than the dates of effectiveness and termination provisions and, with respect to the Interim Advisory Agreement, the escrow provisions and other terms required by Rule 15a-4. The Board of Trustees of the Governor Funds also considered both the Interim Advisory Agreement and New Advisory Agreement as part of its overall approval of the Plan. The Board considered, among other things, the factors set forth above under "Information About the Reorganization - Considerations by the Board of Trustees of the Governor Funds."

      Based upon the considerations set forth above, the Trustees have determined that the New Advisory Agreement is in the best interest of each Governor Fund and its shareholders. The Board believes that the Governor Funds will receive investment advisory services under the New Advisory Agreement equivalent to those that they received under the Previous Advisory Agreement, and at the same fee and expense levels.

COMPARISON OF THE PREVIOUS ADVISORY AGREEMENT AND NEW ADVISORY AGREEMENT

ADVISORY SERVICES

      The advisory services to be provided by Martindale under the New Advisory Agreement are identical to those provided by Martindale under the Previous Advisory Agreement. Under the Previous Advisory Agreement and New Advisory Agreement, Martindale is to provide a continuous investment program for each of the Governor Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds, subject to the supervision of the Board of Trustees of the Governor Funds. Under both the Previous Advisory Agreement and New Advisory Agreement, Martindale is to determine from time to time what securities and other investments are to be purchased, retained or sold with respect to the Governor Funds and is to implement such determinations through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as it may select. Martindale is to provide the services under both the Previous Advisory Agreement and New Advisory Agreement in accordance with each Governor Fund's investment objectives, policies and restrictions, as stated in the current prospectus of the Governor Funds and resolutions of the Board of Trustees of the Governor Funds.

      Under both the Previous Advisory Agreement and New Advisory Agreement, Martindale is to maintain all books and records with respect to the securities transactions of the Governor Funds and is to furnish the Board of Trustees such periodic and special reports as the Board may request. The Previous Advisory Agreement and the New Advisory Agreement also provide that, in making investment recommendations for the Governor Funds, Martindale's personnel will not inquire or take into consideration whether the issuers of securities proposed for purchase or sale for the account of the Governor
Funds are customers of Martindale or of its parents, subsidiaries or affiliates. In dealing with such customers, Martindale and its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of those customers are held by the Governor Funds.

SUB-ADVISERS

      Both the Previous Advisory Agreement and New Advisory Agreement provide that Martindale may from time to time employ or associate with itself such person or persons as Martindale believes to be fitted to assist it in the performance of the Agreement (each a "Sub-Adviser"); provided, however, that the compensation of such persons or persons shall be paid by Martindale and that Martindale shall be as fully responsible to the Governor Funds for the acts and omissions of any such person as it is for its own acts and omissions; and provided further, that the retention of any Sub-Adviser shall be approved as may be required by the 1940 Act. In the event that any
Sub-Adviser appointed hereunder is terminated, Martindale may provide investment advisory services pursuant to the relevant Agreement to the Governor Funds without further shareholder approval.

FEES

      The rate of investment advisory fees payable under the New Advisory Agreement by each Governor Fund is equal to the rate for such Fund payable under the Previous Advisory Agreement. See "Comparison of Operations - Investment Advisory Agreements" in Proposal 1 for a recital of those fees.

PAYMENT OF EXPENSES

      Under both the Previous Advisory Agreement and the New Advisory Agreement, Martindale is to pay all expenses incurred by it in connection with its activities under the relevant Agreement, other than the cost of securities (including brokerage commissions, if any) purchased for the Governor Funds.

BROKERAGE

      Under  the  Previous  Advisory  Agreement,  Martindale  agreed  to place orders  pursuant  to its  investment  determinations  for the  Governor  Funds either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, Martindale was to attempt to obtain prompt execution of orders in an effective manner at the most favorable price. In assessing the best execution available for any transaction, Martindale was required to consider all factors it deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Consistent with this obligation, Martindale was permitted, in its discretion and to the extent permitted by law, to purchase and sell portfolio securities to and from brokers and dealers who provided brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of the Governor Funds and/or other accounts over which Martindale exercised investment discretion. Subject to the review of the Board of Trustees from time to time with respect to the extent and continuation of the policy, Martindale was authorized to pay a broker or dealer who provided such brokerage and research services a commission for effecting a securities transaction for any of the Governor Funds that was in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Martindale determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of Martindale with respect to the accounts as to which it exercised investment discretion.

      In placing orders with brokers and dealers, consistent with applicable laws, rules and regulations, Martindale was permitted to consider the sale of shares of the Governor Funds. Except as otherwise permitted by applicable laws, rules and regulations, in no instance were portfolio securities to be purchased from or sold to BISYS, Martindale or any affiliated person of the Governor Funds, BISYS or Martindale. In executing portfolio transactions for any Governor Fund, Martindale was permitted, but was not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other Governor Funds and its other clients where such aggregation was not inconsistent with the policies set forth in the Governor Funds' registration statement. In such event, Martindale was to allocate the securities so purchased or sold, and the expenses incurred in the transaction, pursuant to any applicable law or regulation and in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Governor Funds and such other clients.

      The New Advisory Agreement contains identical provisions.

LIMITATION OF LIABILITY

      The Previous Advisory Agreement provided that Martindale shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Governor Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Martindale in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

      The New Advisory Agreement contains an identical provision.

CONTINUANCE

      As to a particular Governor Fund, if approved by shareholders at the Special Meeting, the New Advisory Agreement would continue until June 30, 2001, unless terminated. The New Advisory Agreement may be continued from year to year thereafter as to a particular Governor Fund by a majority vote of the Board of Trustees of the Governor Funds, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose, or by a vote of a majority of all votes attributable to the outstanding shares of that Fund. The New Advisory Agreement provides that, with respect to a particular Governor Fund, it will immediately terminate upon consummation of the Reorganization of that Governor Fund.

TERMINATION

      The Previous Advisory Agreement provided that it may be terminated as to a particular Governor Fund at any time on 60 days' written notice to the other party, without the payment of any penalty, by the Governor Funds (by vote of the Board of Trustees of the Governor Funds or by vote of a majority of the outstanding voting securities of such Governor Fund) or by
Martindale. The Previous Advisory Agreement also provided that it would immediately terminate in the event of its assignment.

      The New Advisory Agreement contains identical termination provisions and, in addition, provides that, as to a particular Governor Fund, it will immediately terminate upon consummation of the Reorganization of that Governor Fund.

      The Previous Advisory Agreement was dated November 16, 1998, and continuance of the Previous Advisory Agreement was most recently approved by the Trustees, including a majority of the Independent Trustees, with respect to each Governor Fund, on May 4, 2000. BISYS, as the initial shareholder of each Governor Fund, approved the Previous Advisory Agreement for each Governor Fund prior to the Fund's commencement of operations on February 1, 1999.

ADDITIONAL INFORMATION REGARDING MARTINDALE

      Prior to May 31, 2000, Governors Group Advisors, Inc. ("Governors Group"), a wholly-owned subsidiary of Keystone, served as the investment adviser to each Governor Fund and Martindale (formerly Martindale Andres & Company, Inc.) served as the sub-adviser to each Governor Fund, except the International Equity Fund. On May 31, 2000, Governors Group was reorganized into Martindale, with no resulting change of actual control or management. The reorganization of Governors Group resulted in Martindale assuming all of the obligations and responsibilities of Governors Group under the Previous Advisory Agreement with each Governor Fund and, with respect to the International Equity Fund, under the investment sub-advisory agreement with Brinson.

      Listed below is the name and principal occupation of the principal executive officer and each director of Martindale. The address of the principal executive officer and each director is the offices of Martindale at Four Falls Corporate Center, Suite 2000, West Conshohocken, Pennsylvania 19428.

          NAME                      TITLE             PRINCIPAL OCCUPATION

William F. Dwyer          President, Chief          Director, President and
                          Executive Officer and     Chief Executive Officer
                          Director                  of Martindale; and Chief
                                                    Investment Officer of
                                                    M&T Bank

Mark J. Czarnecki         Director                  Director and Chairman of
                                                    the Board of Directors
                                                    of Martindale; and
                                                    Division Head of
                                                    Investment Area of M&T
                                                    Bank

William C. Martindale,    Director                  Director and Vice
Jr.                                                 Chairman of the Board of
                                                    Directors of Martindale

Janice T. Lessman         Director                  Director of Martindale;
                                                    and Senior Pennsylvania
                                                    Account Servicing Head
                                                    of the Trust and
                                                    Investment Division of
                                                    M&T Bank

Alan R. Teraji            Director                  Director of Martindale;
                                                    and Senior Manager of
                                                    Institutional Services
                                                    of the Investment Group
                                                    of M&T Bank


      For  the  fiscal  year  ended  June  30,  2000,  Martindale  earned  and
voluntarily   waived  the  amounts   indicated   below  with  respect  to  the
sub-advisory services it provided to the Governor Funds pursuant to its sub-advisory agreement with Governors Group and the investment advisory services it provided pursuant to the Previous Advisory Agreement:

-------------------------------------------------------------------------------
                                                     FISCAL YEAR ENDED
GOVERNOR FUND                                          JUNE 30, 2000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                               FEES EARNED        FEES WAIVED
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Aggressive Growth Fund                           $1,191,144          $357,342
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Established Growth Fund                           1,669,608           333,924
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Intermediate Term Income Fund                     1,710,672           855,336
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International Equity Fund                                 0                 0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lifestyle Conservative Growth Fund                      230               148
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lifestyle Growth Fund                                   728               538
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lifestyle Moderate Growth Fund                          848               575
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Limited Duration Government Securities Fund         345,946           172,973
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund                    600,219           300,110
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Prime Money Market Fund                           1,191,581           595,791
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. Treasury Obligations Money Market Fund          83,746            41,873
-------------------------------------------------------------------------------

      For the fiscal period from July 1, 1999 through May 30, 2000, Governors Group, the investment adviser to the Governor Funds prior to May 31, 2000, earned and voluntarily waived the amounts indicated below with respect to its investment advisory services:

-------------------------------------------------------------------------------
GOVERNOR FUND                                        FISCAL PERIOD FROM
                                             JULY 1, 1999 THROUGH MAY 30, 2000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                               FEES EARNED        FEES WAIVED
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Aggressive Growth Fund                             $177,848           $53,354
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Established Growth Fund                             297,799            59,560
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Intermediate Term Income Fund                             0                 0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International Equity Fund                                 0                 0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lifestyle Conservative Growth Fund                      337               174
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lifestyle Growth Fund                                   909               529
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lifestyle Moderate Growth Fund                        1,201               654
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Limited Duration Government Securities Fund               0                 0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund                          0                 0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Prime Money Market Fund                                   0                 0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. Treasury Obligations Money Market Fund               0                 0
-------------------------------------------------------------------------------


      For  the  fiscal  year  ended  June  30,  2000,  Martindale  earned  and voluntarily waived the amounts indicated below with respect to the co-administrative services it provided (together with BISYS, whose fees are not included in the table below) to the Governor Funds pursuant to the Administration Agreement.

-------------------------------------------------------------------------------
GOVERNOR FUND                                        FISCAL YEAR ENDED
                                                       JUNE 30, 2000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                               FEES EARNED        FEES WAIVED
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Aggressive Growth Fund                              $26,785            $6,250
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Established Growth Fund                              51,324            11,976
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Intermediate Term Income Fund                        55,783            13,016
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International Equity Fund                             8,250             1,925
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lifestyle Conservative Growth Fund                        0                 0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lifestyle Growth Fund                                     0                 0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lifestyle Moderate Growth Fund                            0                 0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Limited Duration Government Securities Fund          11,281             2,632
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund                     19,573             4,567
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Prime Money Market Fund                              58,284            13,600
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. Treasury Obligations Money Market Fund           4,096               956
-------------------------------------------------------------------------------

PROPOSAL 3:         APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH BRINSON
                    (INTERNATIONAL EQUITY FUND SHAREHOLDERS ONLY)

INTRODUCTION

      At the Special Meeting, shareholders of the International Equity Fund will be asked to approve a New Sub-Advisory Agreement with Brinson, which is being submitted in connection with the Bank Merger between Keystone and M&T Corp. on October 6, 2000. Consummation of the Bank Merger caused a change in the ownership of Martindale, which automatically terminated the Previous Advisory Agreement then in effect between Martindale and the Governor Funds in accordance with its terms and as required by the 1940 Act. In turn, the investment sub-advisory agreement then in effect between Martindale and Brinson, relating to the management of the International Equity Fund ("Previous Sub-Advisory Agreement"), automatically terminated in accordance with its terms. There has been no change in ownership of Brinson. As discussed below, since the termination of the Previous Sub-Advisory Agreement, Brinson has been providing sub-advisory services to the International Equity Fund under the terms of an interim investment sub-advisory agreement with Martindale.

INTERIM SUB-ADVISORY AGREEMENT

      To assure the continued supervision of the investments of the International Equity Fund after the Bank Merger and the resulting termination of the Previous Sub-Advisory Agreement, the Board of Trustees (including a majority of the Independent Trustees) approved an interim investment sub-advisory agreement between Martindale and Brinson pursuant to Rule 15a-4 under the 1940 Act ("Interim Sub-Advisory Agreement") at an in-person meeting of the Board of Trustees of the Governor Funds held on September 14, 2000. As required by Rule 15a-4, the terms and conditions of the Interim Sub-Advisory Agreement are identical in all material respects to the Previous Sub-Advisory Agreement, including the rate of sub-advisory fee, except for its dates of effectiveness and termination and escrow provisions and other terms required by Rule 15a-4. Since the date of the Bank Merger, Brinson has provided sub-advisory services to the International Equity Fund under the Interim Sub-Advisory Agreement.

      The Interim Sub-Advisory Agreement became effective on the date of the Bank Merger (October 6, 2000) ("Interim Sub-Advisory Agreement Effective Date") and will terminate the earlier of 150 days from the Interim Sub-Advisory Agreement Effective Date or upon approval of a new investment sub-advisory agreement between Brinson and Martindale by the International Equity Fund shareholders. The Interim Sub-Advisory Agreement also provides that the Board of Trustees of the Governor Funds or a majority of the International Equity Fund's outstanding voting securities, as that term is defined in the 1940 Act, may terminate the Interim Sub-Advisory Agreement on 10 calendar days' written notice to Brinson or Martindale. The Interim Sub-Advisory Agreement terminates in the event of an assignment as that term is defined in the 1940 Act. The Previous Sub-Advisory Agreement provided for its termination in the event of the termination of the Previous Advisory Agreement between Martindale and the Governor Funds; the Interim Sub-Advisory Agreement contains a comparable provision in the event of the termination of the Interim Advisory Agreement between Martindale and the Governor Funds.

      Pursuant to the terms of the Interim Sub-Advisory Agreement, the maximum amount of compensation payable to Brinson during this interim period is no greater than that which would have been payable to Brinson under the Previous Sub-Advisory Agreement. The compensation to be paid to Brinson under the Interim Sub-Advisory Agreement is being held in an interest-bearing escrow account with State Street.

      In accordance with the provisions of Rule 15a-4, the Interim Sub-Advisory Agreement also provides that, if the International Equity Fund shareholders approve a new investment sub-advisory agreement between Brinson and Martindale no later than 150 days from the Interim Sub-Advisory Agreement Effective Date, Brinson is entitled to the compensation held in the interest-bearing escrow account (including interest earned on that amount). If the International Equity Fund shareholders do not approve a new investment sub-advisory agreement between Brinson and Martindale within that time period, the Interim Sub-Advisory Agreement provides that Brinson is entitled to be paid, out of the interest-bearing escrow account, the lesser of the total amount held in the interest-bearing escrow account (plus interest earned on that amount) or any costs incurred by Brinson in performing its duties under the Interim Sub-Advisory Agreement prior to its termination (plus interest earned on the amount while in the interest-bearing escrow account).

NEW SUB-ADVISORY AGREEMENT

      At the September 14, 2000 meeting, the Board also approved a New Sub-Advisory Agreement between Martindale and Brinson. The New Sub-Advisory Agreement is identical in all material respects to the Previous Sub-Advisory Agreement, including the rate of sub-advisory fee, except for its effective and termination dates. Specifically, the New Sub-Advisory Agreement provides for the Agreement to become effective on the date the shareholders of the International Equity Fund approve the New Sub-Advisory Agreement and would remain in effect until the earlier of June 30, 2001, or until the Closing of the Reorganization as to the International Equity Fund (currently anticipated to occur on or about December 18, 2000), unless otherwise terminated.

      As noted above and in accordance with Rule 15a-4 under the 1940 Act, shareholder approval of the New Sub-Advisory Agreement is necessary in order for Brinson to receive the amount of the sub-advisory fee it would have otherwise received under the Previous Sub-Advisory Agreement for managing the International Equity Fund under the Interim Sub-Advisory Agreement from the date the Previous Sub-Advisory Agreement terminated until the New Sub-Advisory Agreement is approved by shareholders of the International Equity Fund. The rate of sub-advisory fee under both the New Sub-Advisory Agreement and Interim Sub-Advisory Agreement is identical to the rate of sub-advisory fee under the Previous Sub-Advisory Agreement. Approval of the New Sub-Advisory Agreement would also permit Brinson to continue to serve as sub-adviser to the International Equity Fund until consummation of the Reorganization of that Fund.

      If shareholders of the International Equity Fund do not approve the New Sub-Advisory Agreement, Brinson will be entitled to receive from Martindale the lesser of the total amount held in the interest-bearing escrow account (plus interest earned) or any costs Brinson incurred in performing the Interim Sub-Advisory Agreement prior to its termination (plus interest earned on that amount while in the interest-bearing escrow account), on behalf of the International Equity Fund. Such amount will be released to Brinson from the interest-bearing escrow account. Any excess monies held in the interest-bearing escrow account will be returned to the International Equity Fund.

      If the shareholders of the International Equity Fund do not approve the New Sub-Advisory Agreement, the Board of Trustees of the Governor Funds will take appropriate action with respect to the Fund's sub-advisory arrangements.

BOARD CONSIDERATIONS

      In determining whether to approve the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement, the Board of Trustees, including a majority of the Independent Trustees, of the Governor Funds, determined that the scope and quality of services to be provided under both the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement were at least equivalent to those provided under the Previous Sub-Advisory Agreement. In addition, the Board was advised that there would be no changes in the personnel who provide the investment advisory services to the International Equity Fund during the terms of both the Interim Sub-Advisory Agreement and the New Sub-Advisory
Agreement. The Board considered the fact that there were no material differences between the terms and conditions of the Interim Sub-Advisory
Agreement and the New Sub-Advisory Agreement and the Previous Sub-Advisory Agreement, other than the dates of effectiveness and termination provisions and, with respect to the Interim Sub-Advisory Agreement, the escrow provisions and other terms required by Rule 15a-4. The Board of Trustees of the Governor Funds also considered both the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement as part of its overall approval of the Plan. The Board considered, among other things, the factors set forth above under "Information About the Reorganization - Considerations by the Board of Trustees of the Governor Funds."

      Based upon the considerations set forth above, the Trustees have determined that the New Sub-Advisory Agreement is in the best interest of the International Equity Fund and its shareholders. The Board believes that the International Equity Fund will receive sub-advisory services under the New Sub-Advisory Agreement equivalent to those that they received under the Previous Sub-Advisory Agreement, and at the same fee and expense levels.

COMPARISON OF THE PREVIOUS SUB-ADVISORY AGREEMENT
AND NEW SUB-ADVISORY AGREEMENT

SUB-ADVISORY SERVICES

      The sub-advisory services to be provided by Brinson under the New Sub-Advisory Agreement are identical to those provided by Brinson under the Previous Sub-Advisory Agreement. Under the Previous Sub-Advisory Agreement and New Sub-Advisory Agreement, Brinson is to provide a continuous investment program for the International Equity Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund, subject to the supervision of Martindale and the Board of Trustees of the Governor Funds. Under both the Previous Sub-Advisory Agreement and New Sub-Advisory Agreement, Brinson is to determine from time to time what securities and other investments are to be purchased, retained or sold with respect to the International Equity Fund and is to implement such determinations through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as it may select. Brinson is to provide the services under both the Previous Sub-Advisory Agreement and New Sub-Advisory Agreement in accordance with the International Equity Fund's investment objectives, policies and restrictions, as stated in its current prospectus and resolutions of the Board of Trustees of the Governor Funds.

      Under both the Previous Sub-Advisory Agreement and New Sub-Advisory Agreement, Brinson is to maintain all books and records with respect to the securities transactions of the International Equity Fund and is to furnish Martindale and the Board of Trustees such periodic and special reports as Martindale and the Board may request. The Previous Sub-Advisory Agreement and the New Sub-Advisory Agreement also provide that, in making investment recommendations for the International Equity Fund, Brinson's personnel will not inquire or take into consideration whether the issuers of securities proposed for purchase or sale for the account of the International Equity Fund are customers of Brinson or of its parents, subsidiaries or affiliates. In dealing with such customers, Brinson and its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of those customers are held by the Governor Funds.

FEES

      The Previous Sub-Advisory Agreement and the New Sub-Advisory Agreement provide that Martindale will pay Brinson an annual fee based on the average daily net assets of the International Equity Fund as follows: 0.40% of the first $50 million of the Fund's average daily net assets; 0.35% of the next $150 million of the Fund's average daily net assets; and 0.30% of the Fund's average daily net assets in excess of $200 million. The fee arrangement between Martindale and Brinson is identical in the Previous Sub-Advisory Agreement and the New Sub-Advisory Agreement.
PAYMENT OF EXPENSES

      Under both the Previous Sub-Advisory Agreement and the New Sub-Advisory Agreement, Brinson is to pay all expenses incurred by it in connection with its activities under the relevant Agreement, other than the cost of securities (including brokerage commissions, if any) purchased for the International Equity Fund.

BROKERAGE

      Under the Previous Sub-Advisory Agreement, Brinson agreed to place orders pursuant to its investment determinations for the International Equity Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, Brinson was to attempt to obtain prompt execution of orders in an effective manner at the most favorable price. In assessing the best execution available for any transaction, Brinson was required to consider all factors it deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Consistent with this obligation, Brinson was permitted, in its discretion and to the extent permitted by law, to purchase and sell portfolio securities to and from brokers and dealers who provided brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of the International Equity Fund and/or other accounts over which Brinson exercised investment discretion. Subject to the review of Martindale and the Board of Trustees from time to time with respect to the extent and continuation of the policy, Brinson was authorized to pay a broker or dealer who provided such brokerage and research services a commission for effecting a securities transaction for the International Equity Fund that was in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Brinson determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of Brinson with respect to the accounts as to which it exercised investment discretion.

      In placing orders with brokers and dealers, consistent with applicable laws, rules and regulations, Brinson was permitted to consider the sale of shares of the International Equity Fund. Except as otherwise permitted by applicable laws, rules and regulations, in no instance were portfolio securities to be purchased from or sold to BISYS, Martindale, Brinson or any affiliated person of the Governor Funds, BISYS, Martindale or Brinson. In executing portfolio transactions for the International Equity Fund, Brinson was permitted, but was not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other Governor Funds and its other clients where such aggregation was not inconsistent with the policies set forth in the Governor Funds' registration statement. In such event, Brinson was to allocate the securities so purchased or sold, and the expenses incurred in the transaction, pursuant to any applicable law or regulation and in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Governor Funds and such other clients.

      The New Sub-Advisory Agreement contains identical provisions.

LIMITATION OF LIABILITY

      The Previous Sub-Advisory Agreement provided that Brinson shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Governor Funds or Martindale in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Brinson in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

      The New Sub-Advisory Agreement contains an identical provision.

CONTINUANCE

      If approved by shareholders of the International Equity Fund at the Special Meeting, the New Sub-Advisory Agreement would continue until June 30, 2001, unless terminated. The New Sub-Advisory Agreement may be continued from year to year thereafter by a majority vote of the Board of Trustees of the Governor Funds, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose, or by a vote of a majority of all votes attributable to the outstanding shares of the International Equity Fund. The New Sub-Advisory Agreement provides that it will immediately terminate upon consummation of the Reorganization of the International Equity Fund.

TERMINATION

      The Previous Sub-Advisory Agreement provided that it may be terminated at any time on 60 days' written notice to the other party, without the payment of any penalty, by Martindale or the Governor Funds (by vote of the Board of Trustees of the Governor Funds or by vote of a majority of the outstanding voting securities of the International Equity Fund) or by Brinson.

      The New Sub-Advisory Agreement contains an identical provision.

      The  Previous  Sub-Advisory   Agreement  also  provided  that  it  would
immediately terminate in the event of its assignment and in the event of the termination of the Previous Advisory Agreement.

      The New Sub-Advisory Agreement provides that it will immediately terminate: (1) in the event of its assignment; (2) upon consummation of the Reorganization of the International Equity Fund; and (3) in the event of the termination of the investment advisory agreement with Martindale then in effect.

      The Previous Sub-Advisory Agreement was dated November 16, 1998, and continuance of the Previous Sub-Advisory Agreement was most recently approved by the Trustees, including a majority of the Independent Trustees, on May 4, 2000. BISYS, as the initial shareholder of the International Equity Fund, approved the Previous Sub-Advisory Agreement prior to the Fund's commencement of operations on February 1, 1999.

ADDITIONAL INFORMATION REGARDING BRINSON

      Brinson has served as the sub-adviser to the International Equity Fund since November 16, 1998. Listed below is the name and principal occupation of the principal executive officer and each director of Brinson. The address of the principal executive officer and each director is the offices of Brinson at 209 South LaSalle Street, Chicago, Illinois 60604.

NAME                      TITLE                PRINCIPAL OCCUPATION
----                      -----                --------------------
Benjamin F. Lenhardt, Jr. President, Chief     Director, President, Chief
                          Executive Officer    Executive Officer and
                          and Director         Managing Director of Brinson

Gary P. Brinson           Director             Director, Chairman of the
                                               Board of Directors and
                                               Managing Director of Brinson

Jeffrey J. Diermeier      Director             Director, Chief Investment
                                               Officer and Managing Director
                                               of Brinson

Nicholas C. Rassas        Director             Director, Vice President and
                                               Managing Director of Brinson

      For the fiscal year ended June 30, 2000, Brinson earned $168,658 with respect to its sub-investment advisory services pursuant to the Previous Sub-Advisory Agreement.

      Brinson acts as investment adviser to the following series of The Brinson Funds, a registered investment company with a similar investment objective to the International Equity Fund and Vision International Equity
Fund:

                                                   RATE OF
                                               MANAGEMENT FEE
                                                 PAYABLE TO        AMOUNT OF
                                                 BRINSON ON      WAIVER AND/OR
                              NET ASSETS AS    AVERAGE DAILY        EXPENSE
NAME OF BRINSON SERIES      OF JUNE 30, 2000     NET ASSSETS     REIMBURSEMENT*
----------------------      ----------------     -----------     -------------

International Equity Fund     $417,804,545          0.80%            1.00%

-----------------
* Brinson has irrevocably agreed to waive its fees and reimburse certain expenses so that the total operating expenses of the International Equity Fund do not exceed 1.00%.

VOTING INFORMATION

      This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Governor Funds of proxies for use at the Special Meeting to be held on December 13, 2000 at 2:00 p.m., Eastern Time at the principal offices of the Governor Funds, 3435 Stelzer Road, Columbus Ohio 43218, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated that may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Governor Funds an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by M&T Bank or one of its affiliates, and not by the Governor Funds or the Vision Funds. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the Governor Funds and M&T Bank. Such solicitations may be by telephone, telegraph or personal contact. M&T Bank or one of its affiliates will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      You may vote by completing and signing the enclosed proxy card(s) and mailing them in the enclosed postage paid envelope. You may also vote your shares by phone at 1-800-690-6903. Internet voting is also available at www.proxyvote.com. Neither the Governor Funds nor its shareholders will bear the costs for this proxy solicitation. If votes are recorded by telephone, the Governor Funds or its agents will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded.

OUTSTANDING SHARES AND VOTING REQUIREMENTS

      The Board of Trustees of the Governor Funds has fixed the close of business on October 16, 2000, as the record date for the determination of shareholders of the Governor Funds entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Holders of the S Shares class of the Prime Money Market Fund are entitled to notice of, but not entitled to vote on, the Reorganization since the Board of the Governor Funds determined at a meeting held on October 27, 2000 to liquidate the S Shares class of the Fund on December 1, 2000. The S Shares will not be counted as outstanding shares of the Prime Money Market Fund for purposes of determining a quorum. Each share of a Governor Fund is entitled to one vote and fractional shares have proportionate voting rights. Only shareholders of record as of the record date are entitled to vote on the proposal. As of the record date, each of the Governor Funds had the number of shares issued and outstanding listed below:

                                               TOTAL SHARES
FUND NAME                                      OUTSTANDING
---------                                      -----------
Aggressive Growth Fund                       11,978,335.397
Established Growth Fund                      19,642,158.89
Intermediate Term Income Fund                25,947,321.466
International Equity Fund                    3,946,929.089
Lifestyle Conservative Growth Fund            136,310.966
Lifestyle Growth Fund                          27,633.046
Lifestyle Moderate Growth Fund                120,081.652
Limited Duration Government Securities Fund  7,435,407.067
Pennsylvania Municipal Bond Fund             9,256,482.174
Prime Money Market Fund (Investor Shares)    189,150,699.27
Prime Money Market Fund (S Shares)           1,462,712.01
U.S. Treasury Obligations Money Market       15,004,877.850
Fund

      On the record date, the Trustees and officers of the Governor Funds individually, and as a group, owned less than 1% of the outstanding shares of each Governor Fund.

      To the best knowledge of the Governor Funds, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of the Investor Shares class of any Governor Fund.

                                                              PERCENT OF
                               NAME AND ADDRESS OF RECORD     OUTSTANDING
NAME OF GOVERNOR FUND          AND BENEFICIAL OWNER           SHARES
-----------------------------  -----------------------------  -----------------

Prime Money Market -           National Financial Services            18.1028%
Investor Shares                Corp.*
                               200 Liberty St.
                               New York, NY  10281

                               Altru Company**                        74.7164%
                               1315 11th Ave.
                               Altoona, PA  16601

Prime Money Market - S         Robert F. Rubright                      7.0967%
Shares                         Sally A. Rubright
                               1527 Pottsville Pike
                               Shoemakersville, PA  19555

                               Michael J. Hagan***                   27.4147%
                               Joyce L. Hagan
                               1629 Clydesdale Cir.
                               Yardley, PA  19067

                                                                      20.8623%
                               Digby D. MacDonald
                               1010 Greenbriar Dr.
                               State College, PA  16801

                               Betty Factor                           18.1017%
                               Marvin Factor
                               2607 Old Rodgers Rd.
                               Bristol, PA  19007

                               Paul M. Metzger                         5.8142%
                               600 Philadelphia Rd.
                               Joppa, MD  21085

US Treasury Obligations        National Financial Services            10.2965%
Money Market                   Corp.*
                               200 Liberty St.
                               New York, NY  10281

                               Altru Company**                        87.0015%
                               1315 11th Ave.
                               Altoona, PA  16601

Pennsylvania Municipal Bond    Altru Company**                        94.9350%
                               1315 11th Ave.
                               Altoona, PA  16601

Intermediate Term Income       Altru Company**                        62.6860%
                               1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        36.6428%
                               1315 11th Ave.
                               Altoona, PA  16601

Established Growth             Altru Company**                        50.9818%
                               1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        39.6110%
                               1315 11th Ave.
                               Altoona, PA  16601

Aggressive Growth              Altru Company**                         6.0800%
                               1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        42.5931%
                               1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        45.7868%
                               1315 11th Ave.
                               Altoona, PA  16601

Limited Duration Government    Altru Company**                        80.0701%
Securities                     1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        18.5761%
                               1315 11th Ave.
                               Altoona, PA  16601

International Equity Fund      Altru Company**                        57.0118%
                               1315 11th Ave.
                               Altoona, PA  16601

                               Altru Company**                        41.9275%
                               1315 11th Ave.
                               Altoona, PA  16601

Lifestyle Conservative         Robert Holsinger                       10.5919%
Growth Fund                    520 Barley St.
                               Roaring Spring, PA  16673

                               Earl E. Meily                           5.1971%
                               14 Cardinal Dr.
                               Milton, PA  17847

                               IRA Rollover                           14.2175%
                               RR 4 Box 117
                               Mifflinburg, PA  17844

                               Thomas P. McIntyre, Sr.                 7.0838%
                               1618 County Street
                               Laureldale, PA 19605

                               IRA Rollover                           14.2361%
                               2306 E. Allegheny Ave.
                               Philadelphia, AP  19134

                               IRA Rollover                            5.8140%
                               15600 Bank St.
                               Mt. Savage, MD  21545

                               Shirley Decker                         18.0783%
                               102 Highlands
                               Danville, PA  17821

                               IRA Rollover                            8.1908%
                               3303 Comfort Hill Rd.
                               Wellsburg, NY  14894

----------------
*  Denotes shares held of record only.
** Altru Company is the nominee name for M&T Bank under which M&T Bank holds shares for the benefit of its trust and/or fiduciary customers. M&T Bank may or may not exercise investment discretion or have voting authority with respect to such shares. M&T Bank has voting authority with respect to more than 25% of the voting securities of each Governor Fund and, therefore, M&T Bank possesses the ability to control the outcome of matters submitted for a shareholder vote of the Governor Funds or a particular Governor Fund.
*** Person is deemed to control the class within the meaning of the 1940 Act. Such person possesses the ability to control the outcome of matters submitted for the vote of shareholders of that class.


      As to each Vision Fund, on the record date, the Trustees and officers of the Vision Group of Funds as a group owned less than 1% of the outstanding shares of any class of a Vision Fund.

      To the best knowledge of the Vision Group of Funds, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of any Vision Fund.

                                                                PERCENT OF
NAME OF VISION FUND AND TITLE    NAME AND ADDRESS OF RECORD     OUTSTANDING
OF CLASS                         OWNER                          SHARES
-------------------------------  -----------------------------  ---------------

Vision Money Market Fund -       Manufacturers & Traders*                6.85%
Class A                          Tice & Co. , 8th Floor
                                 Attn: TR Dept. Cash Clerk
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Manufacturers & Traders*               13.47%
                                 Tice & Co., 8th Floor
                                 Attn: TR Dept. Cash Mgmt.
                                 Clerk
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 National Financial Services             9.35%
                                 Co. for the Exclusive
                                 Benefit of Our Customers
                                 PO Box 3752
                                 Church Street Station
                                 New York, NY  10008-3752

Vision Treasury Money Market     Manufacturers & Traders*               76.87%
Fund - Class A                   Tice & Co., 8th Floor
                                 Attn: TR Dept. Cash Mgmt.
                                 Clerk
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

Vision NY Tax-Free Money         Manufacturers & Traders TR             15.62%
Market Fund                      Co.*
                                 Tice & Co., 8th Floor
                                 Attn: TR Dept. Cash Mgmt.
                                 Clerk
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Manufacturers & Traders TR             27.39%
                                 Co.*
                                 Tice & Co., 8th Floor
                                 Attn: TR Dept. Cash Mgmt.
                                 Clerk
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 National Financial Services            20.31%
                                 Co. for the Exclusive
                                 Benefit of Our Customers
                                 PO Box 3752
                                 Church Street Station
                                 New York, NY  10008-3752

Vision Money Market Fund -       OSMOSE Inc.**                           7.75%
Class S                          980 Ellicott St.
                                 Buffalo, NY  14209-2398

                                 Health Solutions Limited**             13.75%
                                 210 Great Oaks Blvd.
                                 Albany, NY  12203-5962

Vision Treasury Money Market     University Hill Radiation               5.70%
Fund - Class S                   Oncology**
                                 Money Advantage Account
                                 60 Presidential Plz.
                                 Syracuse, NY  13203-2292

                                 United Radio Inc.**                     5.13%
                                 Money Advantage
                                 2949 Erie Blvd. E
                                 Syracuse, NY  13224-1493

Vision New York Municipal        Manufacturers & Traders TR             31.26%
Income FD - Class A              Co.*
                                 Krauss & Co.
                                 Attn: Trust Dept.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Tice & Co.*                            10.17%
                                 c/o Manufacturers & Traders
                                 TR Co.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 SEI Trust Company*                      6.97%
                                 c/o M&T Bank
                                 Attn: Mutual Fund
                                 Administrator
                                 One Freedom Valley Drive
                                 Oaks, PA  19456

Vision US Government             Krauss & Company*                      28.97%
Securities Fund - Class A        c/o Manufacturers & Traders
                                 TR Co.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Tice & Co.*                            14.73%
                                 c/o Manufacturers & Traders
                                 TR Co.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Manufacturers and Traders              11.58%
                                 Bank*
                                 REHO & Co.
                                 Attn: Trust Dept.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 SEI Trust Company*                     18.27%
                                 c/o M&T Bank
                                 Attn: Mutual Fund
                                 Administrator
                                 One Freedom Valley Drive
                                 Oaks, PA  19456
                                                                         8.49%
                                 SEI Trust Company*
                                 c/o M&T Investment Group
                                 One Freedom Valley Dr.
                                 Oaks, PA  19456

Vision Large Cap Value Fund -    Tice & Co.*                            16.80%
Class A                          c/o Manufacturers & Traders
                                 TR Co.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Krauss & Company*                      11.78%
                                 c/o Manufacturers & Traders
                                 Trust
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Manufacturers and Traders               5.80%
                                 Bank*
                                 REHO & Co.
                                 Attn: Trust Dept.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Manufacturers and Traders               6.59%
                                 Bank*
                                 REHO & Co.
                                 Attn: Trust Dept.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 SEI Trust Company*                     21.93%
                                 c/o M&T Bank
                                 Attn: Mutual Fund
                                 Administrator
                                 One Freedom Valley Drive
                                 Oaks, PA  19456

                                 SEI Trust Company*                     10.95%
                                 c/o M&T Investment Group
                                 One Freedom Valley Dr.
                                 Oaks, PA  19456

Vision Large Cap Growth Fund     Manufacturers & Traders TR              5.48%
- Class A                        Co.*
                                 Tice & Co.
                                 Attn: Trust Department
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Manufacturers & Traders TR              8.67%
                                 Co.*
                                 Tice & Co.
                                 Attn: Trust Department
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 Manufacturers and Traders              78.47%
                                 Bank*
                                 REHO & Co.
                                 Attn: Trust Dept.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

Vision Large Cap Growth Fund     NFSC/FMTC IRA**                         6.69%
- Class B                        FBO Carol Lee Spages
                                 23 Donald Ave.
                                 Newton, NJ  07860-2301

                                 NFSC FEBO**                            10.71%
                                 Carol J. McGee
                                 Donald J. McGee
                                 1072 Klem Road
                                 Webster, NY  14580-8601

                                 NFSC FEBO**                             5.81%
                                 William Norman Henderson
                                 Teresa E. Henderson
                                 4300 Graham Rd.
                                 Jamesville, NY  13078-9436

                                 Faustino Albano**                       9.19%
                                 Carol Albano  JTWROS
                                 90 Pine St.
                                 E. Rochester, NY  14445-1349

                                 Michael Buonaccorso C/F**              12.65%
                                 Michael Buonaccorso, Jr.
                                 UTMA NY 21
                                 50 Stone Island Ln.
                                 Penefield, NY  14526-1018

                                 Floyd C. Alles &**                      9.19%
                                 Winifred D. Alles  JTWROS
                                 3158 Oakmont Rd.
                                 Bloomfield, NY  14469-9704

                                 NFSC FEBO**                            15.56%
                                 Herbert K. Levin
                                 PMA Account
                                 18 Kirby Trl.
                                 Fairport, NY  14450-4128

Vision Large Cap Value Fund -    NFSC/FMTC Roth IRA**                    5.73%
Class B                          FBO Albert H. Arnold
                                 700 Cooper Rd.
                                 Jordan, NY  13080-9715

                                 NFSC/FMTC IRA Rollover**                9.86%
                                 FBO Basil J. Mancuso
                                 PO Box 11038
                                 Syracuse, NY  13218-1-38

                                 John A. Berra**                        11.09%
                                 47 Liddell St.
                                 Buffalo, NY  14212-1823

                                 Linda Fordyce Dehlinger**               6.34%
                                 22 Milton Street
                                 Tonawanda, NY  14150-3926

                                 Mary Ann Rizzo**                       42.04%
                                 800 Lebrun
                                 Amherst, NY  14226-4214

                                 Bernice E. Allen**                      6.85%
                                 3 Hopkins Rd #5
                                 Liverpool, NY  13088-5739

                                 Robert W. Wode**                       13.75%
                                 Mary T. Wode  JTWROS
                                 12906 Ontario St.
                                 Irving, NY  14081-9666

Vision Mid Cap Stock Fund -      Tice & Co.*                             7.13%
Class A                          c/o Manufacturers & Traders
                                 TR Co.
                                 PO Box 1377
                                 Buffalo, NY  14240-1377

                                 SEI Trust Company*                      6.79%
                                 c/o M&T Bank
                                 Attn: Mutual Fund
                                 Administrator
                                 One Freedom Valley Drive
                                 Oaks, PA  19456

                                 SEI Trust Company*                     32.16%
                                 c/o M&T Investment Group
                                 One Freedom Valley Dr.
                                 Oaks, PA  19456

Vision Mid Cap Stock Fund -      NFSC FEBO**                            13.05%
Class B                          NFSC/FMTC IRA Rollover
                                 FBO  Harold L. Thomas
                                 150 Surry Run
                                 Williamsville, NY
                                 14221-3322

                                 NFSC FEBO**                            15.07%
                                 M. Cesarie Sasala
                                 2025 Piney Point Rd.
                                 Troy, NY  12180-9505

                                 Barbara Strittmatter**                  7.23%
                                 3 Raymond Dr.
                                 Ashley, PA  18706-1731

                                 NFSC FEBO**                             7.21%
                                 Herbert I. Levin
                                 PMA Account
                                 18 Kirby Trl.
                                 Fairport, NY  14450-4128

----------------
* Denotes accounts for which M&T Bank holds shares for the benefit of its trust and/or fiduciary customers. M&T Bank may or may not exercise investment discretion or have voting authority with respect to such shares. M&T Bank has voting authority with respect to more than 25% of the voting securities of each Vision Fund and, therefore, M&T Bank possesses the ability to control the outcome of matters submitted for a shareholder vote of the Vision Group of Funds or a particular Vision Fund.

**  Denotes beneficial and record owner of shares.

      Approval of the Plan with respect to a Governor Fund requires the affirmative vote, in person or by proxy, of the lower of : (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy ("Majority Vote"). In the event that shareholders of one or more of the Governor Funds do not approve the Plan, the Reorganization will proceed with respect to those Governor Funds that have approved the Plan, subject to certain other conditions being met. The votes of shareholders of the Vision Funds are not being solicited since their approval is not required in order to effect the Reorganization.

      Approval of the New Advisory Agreement with respect to a Governor Fund requires a Majority Vote. In the event the shareholders of one or more of the Governor Funds do not approve the New Advisory Agreement, the New Advisory Agreement will only be in effect for those Governor Funds that have approved the New Advisory Agreement.

      With respect to the International Equity Fund, approval of the New Sub-Advisory Agreement requires a Majority Vote.

      Shareholders of each Governor Fund will vote separately on Proposals 1 and 2. The International Equity Fund shareholders will vote separately on Proposal 3. In order for the shareholder meeting to go forward for a Governor Fund, there must be a quorum. This means that at least one-third of that Fund's shares entitled to vote must be represented at the meeting -- either in person or by proxy. All returned proxies count toward a quorum, regardless of how they are voted. An abstention will be counted as shares present at the meeting in determining whether a proposal has been approved, and will have the same effect as a vote "against" the proposal. Broker non-votes will not be counted as present in calculating the vote on any proposal. (Broker non-votes are shares for which (a) the underlying owner has not voted and (b) the broker holding the shares does not have discretionary authority to vote on the particular matter.) If you sign and date your proxy, but do not specify instructions, your shares will be voted in favor of the proposals.

      If a quorum is not obtained or if sufficient votes to approve any of the proposals are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. In determining whether to adjourn the meeting, the following factors may be considered: the nature of the proposal; the percentage of votes actually cast; the percentage of negative votes actually cast; the nature of any further solicitation; and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

OTHER MATTERS

      Management of the Governor Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

      Governor Funds is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders of the Governor Funds (if any) should send their written proposals to the Governor Funds at 3435 Stelzer Road, Columbus, Ohio 43218,
ATTN: Secretary, so that they are received within a reasonable time before such meeting.

BOARD RECOMMENDATION

      After carefully considering the issues involved, the Board of Trustees of the Governor Funds has unanimously approved the proposed Reorganization, the New Advisory Agreement for each Governor Fund, and, with respect to the International Equity Fund, the New Sub-Advisory Agreement. The Board of Trustees of the Governor Funds recommends that you vote to approve the Plan, the New Advisory Agreement and, for shareholders of the International Equity Fund, the New Sub-Advisory Agreement. Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.


               EXHIBITS TO COMBINED PROSPECTUS/PROXY STATEMENT

EXHIBIT

A    Form of Agreement and Plan of Reorganization

B    Vision Fund Prospectus dated November 8, 2000 (enclosed)






A-19
                                                             Doc. #346126 v.08
                                                                     EXHIBIT A

                                   FORM OF
                     AGREEMENT AND PLAN OF REORGANIZATION


      AGREEMENT AND PLAN OF REORGANIZATION, made as of this ____ day of November, 2000, by and between Vision Group of Funds (the "Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, and Governor Funds (the "Governor Funds"), a business trust created under the laws of the State of Delaware, with its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43218.

                            PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the Trust on behalf of the Vision Portfolio (as hereinafter defined) of substantially all of the
property, assets and goodwill of the [                ]   Fund   series   (the
"Governor Portfolio") of the Governor Funds in exchange solely for Class A shares of beneficial interest, no par value ("Class A Shares"), of the [
] Fund series (the "Vision Portfolio") of the Trust, and the assumption by the Trust on behalf of the Vision Portfolio of all of the liabilities of the Governor Portfolio, (ii) the distribution of such shares of beneficial interest of the Vision Portfolio to the shareholders of the Governor Portfolio according to their respective interests, and (iii) the dissolution of the Governor Portfolio as soon as practicable after the closing (as referenced in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                  AGREEMENT

      In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

      1.    SALE AND  TRANSFER  OF ASSETS  AND  LIABILITIES,  LIQUIDATION  AND
            DISSOLUTION
            OF                 THE                  GOVERNOR
            PORTFOLIO

            (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Trust herein contained, and in consideration of the delivery by the Trust of the number of its Class A Shares of beneficial interest of the Vision Portfolio hereinafter provided, the Governor Funds, on behalf of the Governor Portfolio, agrees that it will sell, convey, transfer and deliver to the Trust on behalf of the Vision Portfolio at the Closing provided for in Section 3 all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the assets of the Governor Portfolio as of the close of business on the closing date (as referenced in Section 3, hereinafter called the "Closing Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Governor Portfolio may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of the Governor Portfolio's Liabilities on its books at the close of business on the Closing Date, including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the close of business on the Closing Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (2) to pay such contingent liabilities as the trustees of the Governor Funds shall reasonably deem to exist against the Governor Portfolio, if any, at the close of business on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of the Governor Portfolio (hereinafter "Net Assets"). The Governor Funds, on behalf of the Governor Portfolio, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date. The Governor Funds agree to use commercially reasonable best efforts to identify all Liabilities prior to the Closing Date and to discharge all known Liabilities on or prior to the Closing Date.

            (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Governor Funds herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Trust agrees at the Closing to assume the Liabilities and to deliver to the Governor Portfolio the number of Class A Shares of beneficial interest of the Vision Portfolio, no par value, determined by dividing the net asset value per share of beneficial interest of the Investor shares ("Investor Shares") of the Governor Portfolio as of the close of business on the Closing Date by the net asset value per share of beneficial interest of the Class A Shares of the Vision Portfolio as of the close of business on the Closing Date, which net asset value per share shall be identical to that determined to be the net asset value per share of the Investor Shares of the Governor Portfolio as of the close of business on the Closing Date, and multiplying the result by the number of outstanding shares of the Investor Shares of the Governor Portfolio as of the close of business on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

            (c) As soon as practicable following the Closing, the Governor Portfolio shall dissolve and distribute pro rata to its shareholders of record as of the close of business on the Closing Date the Class A Shares of beneficial interest of the Vision Portfolio received by the Governor Portfolio pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Vision Portfolio of the type and in the amounts due such shareholders based on their respective holdings of Investor Shares of the Governor Portfolio as of the close of business on the Closing Date. Fractional shares of beneficial interest of the Class A Shares of the Vision Portfolio shall be carried to the third decimal place. No certificates representing Class A Shares of beneficial interest will be issued to shareholders of the Investor Shares irrespective of whether such shareholders hold their Investor Shares in certificated form.

            (d) At the Closing, each shareholder of record of the Governor Portfolio as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to
Section 9(f) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Governor Portfolio that such person had on such Distribution Record Date.

      2.    VALUATION

            (a) The value of the Governor Portfolio's Net Assets to be acquired by the Vision Portfolio hereunder shall be computed as of the close of business (which shall be deemed to be the close of the New York Stock Exchange, Inc. ("NYSE")) on the Closing Date using the valuation procedures set forth in the Governor Portfolio's currently effective prospectus and statement of additional information.

            (b) The net asset value of a share of beneficial interest of the Class A Shares of the Vision Portfolio shall be identical to the net asset value per share of the Investor Shares of the Governor Portfolio at the close of business on the Closing Date, determined as set forth in subsection
(c) of Section 2.

            (c) The net asset value of a share of beneficial interest of the Investor Shares of the Governor Portfolio shall be determined to the nearest full cent as of the close of business (which shall be deemed to be the close of the NYSE) on the Closing Date, using the valuation procedures as set forth in the Governor Portfolio's currently effective prospectus and statement of additional information.

      3.    CLOSING AND CLOSING DATE

            The Closing Date shall be December 18, 2000, or such later date as the parties may mutually agree in writing. The Closing shall take place at the [principal office of the Trust, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010] at 9:00 a.m. Eastern Time on the first business day following the Closing Date. Notwithstanding anything herein to the contrary, in the event that on the Closing Date, (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust or Governor Funds, accurate appraisal of the value of the net assets of the Governor Portfolio or the Vision Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Governor Portfolio and the Vision Portfolio is practicable in the judgment of the Trust and Governor Funds. The Governor Funds shall have provided for delivery as of the Closing of those Net Assets of the Governor Portfolio to be transferred to the Trust's Custodian, State Street Bank and Trust Company, P.O. Box 8609, Boston, Massachusetts 02266-8609. Also, the Governor Funds shall deliver at the Closing a list of names and addresses of the shareholders of record of the Investor Shares of the Governor Portfolio and the number of Investor Shares of the Governor Portfolio owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the close of business on the Closing Date, certified by its transfer agent, or by its President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing Class A Shares of the Vision Portfolio to be delivered at the Closing to said transfer agent registered in such manner as the Governor Funds may request, or provide evidence satisfactory to the Governor Funds that such shares of beneficial interest of the Class A Shares of the Vision Portfolio have been registered in an open account on the books of the Vision Portfolio in such manner as the Governor Funds may request.

      4.    REPRESENTATIONS AND WARRANTIES BY THE GOVERNOR FUNDS

            The Governor Funds represents and warrants to the Trust that:

            (a) The Governor Funds is a business trust created under the laws of the State of Delaware on September 3, 1998, and is validly existing and in good standing under the laws of that state. The Governor Funds, of which the Governor Portfolio is a [diversified/non-diversified] separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

            (b) The Governor Funds is authorized to issue an unlimited number of shares of beneficial interest of the Governor Portfolio, par value $0.0001 per share. Each outstanding Investor Share is duly and validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable.

            (c) The financial statements appearing in the Governor Funds' Annual Report to Shareholders for the fiscal year ended June 30, 2000, audited by KPMG LLP, copies of which have been delivered to the Trust, fairly present the financial position of the Governor Funds and the Governor Portfolio as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

            (d) The books and records of the Governor Portfolio made available to the Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Governor Portfolio.

            (e) The Governor Funds has the necessary power and authority to conduct its business as such business is now being conducted.

            (f) The Governor Funds is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement and Plan of Reorganization.

            (g) The Governor Funds is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

            (h) The Governor Funds does not have any unamortized or unpaid organizational fees or expenses.

            (i) The Governor Portfolio satisfies, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.

      5.    REPRESENTATIONS AND WARRANTIES BY THE TRUST

            The Trust represents and warrants to the Governor Funds that:

            (a) The Trust is a business trust created under the laws of the State of Delaware on August 11, 2000, and is validly existing and in good standing under the laws of that state. The Trust, of which the Vision Portfolio is a [diversified/non-diversified] separate series, is duly registered under the 1940 Act, as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising the initial capital.

            (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Each outstanding share is fully paid, non-assessable and has full voting rights and except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable. The Class A Shares of beneficial interest of the Vision Portfolio to be issued pursuant to this Agreement will be fully paid, non-assessable, fully transferable and have full voting rights.

            (c) At the Closing, the Class A Shares of beneficial interest of the Vision Portfolio will be eligible for offering to the public in those states of the United States and jurisdictions in which the Investor Shares of the Governor Portfolio are presently eligible for offering to the public, and there are a sufficient number of such shares registered under the 1933 Act, to permit the transfers contemplated by this Agreement to be consummated.

            (d) The Trust has the necessary power and authority to conduct its business as such business is now being conducted.

            (e) The Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

            (f) Neither the Trust nor the Vision Portfolio is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

            (g)   The  Trust   does  not  have  any   unamortized   or  unpaid
organizational fees or expenses.

            (h) The books and records of the Vision Portfolio made available to the Governor Funds and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Vision Portfolio.

      6.    REPRESENTATIONS AND WARRANTIES BY THE GOVERNOR FUNDS AND THE TRUST
            ------------------------------------------------------------------

            The Governor Funds and the Trust each represents and warrants to the other that:

            (a) The statement of assets and liabilities to be furnished by it as of the close of business on the Closing Date for the purpose of determining the number of Class A Shares of beneficial interest of the Vision Portfolio to be issued pursuant to Section 1 of this Agreement will accurately reflect its Net Assets in the case of the Governor Portfolio and its net assets in the case of the Vision Portfolio, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

            (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (a) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

            (c) There are no legal, administrative or other proceedings or investigations against, or, to its knowledge threatened against, it which would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

            (d)   There   are  no  known   actual   or   proposed   deficiency
assessments with respect to any taxes payable by it.

            (e)   It has duly and  timely  filed  all Tax (as  defined  below)
returns and reports (including information returns), which are required to be filed by it, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by it. It has paid or made provision and properly accounted for all Taxes due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in its books and records as of the close of business on the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by it for any periods or fiscal years prior to or including the close of business on the Closing Date, including all Taxes imposed before or after the close of business on the Closing Date which are attributable to any such period or fiscal year. No return filed by it is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to its assets.

            (f) It has full power and authority to enter into and perform its obligations under this Agreement, subject with respect to the performance of its obligations by the Governor Funds and the Governor Portfolio, to approval of its shareholders. The execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

            (g) All information provided to the Governor Funds by the Trust and by the Governor Funds to the Trust for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement and Plan of Reorganization pursuant to which approval of the Governor Portfolio's shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

            (h) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

      7.    COVENANT OF THE TRUST

            The Class A Shares to be issued and delivered to the Governor Portfolio pursuant to the terms hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of the Vision Portfolio shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

      8.    COVENANTS OF THE GOVERNOR FUNDS AND THE TRUST
            ---------------------------------------------

            (a) The Governor Funds and the Trust each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

            (b) The Governor Funds undertakes that it will not acquire the Class A Shares of beneficial interest of the Vision Portfolio for the purpose of making distributions thereof other than to the Governor Portfolio's shareholders.

            (c) The Governor Funds and the Trust each agree that by the Closing, all of its federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

            (d) The Governor Funds will at the Closing provide the Trust with:

                  (1) A statement of the respective tax basis of all investments to be transferred by the Governor Portfolio to the Vision Portfolio certified by KPMG LLP.

                  (2) A copy of the shareholder ledger accounts for all the shareholders of record of the Investor Shares of the Governor Portfolio as of the close of business on the Closing Date, who are to become holders of the Class A Shares of the Vision Portfolio as a result of the transfer of assets which is the subject of this Agreement, certified by its transfer agent or its President to the best of their knowledge and belief.

            (e) The Governor Funds agrees to mail to each shareholder of record of the Investor Shares of the Governor Portfolio entitled to vote at the meeting of shareholders at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

            (f) The Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the Class A Shares of beneficial interest of the Vision Portfolio issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Governor Portfolio's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

            (g) The Governor Funds and the Trust each shall supply to the other, at the closing, the statement of assets and liabilities described in
Section 6(a) of this Agreement in conformity with the requirements described in such Section.

      9.    CONDITIONS  PRECEDENT TO BE  FULFILLED BY THE GOVERNOR  FUNDS AND
            ------------------------------------------------------------------
THE TRUST
---------

            The obligations of the Governor Funds and the Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

            (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

            (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

            (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

            (d) The reorganization of the Vision Group of Funds, Inc. with and into the Trust shall have been completed no later than the Closing.

            (e) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by holders of at least a majority of the Investor Shares of the Governor Portfolio voted at a special meeting to be held no later than February 28, 2001 or other such date as the parties may agree.

            (f) That the Governor Portfolio shall have declared a distribution or distributions prior to the Closing Date which, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the close of business on the Closing Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

            (g) That prior to or at the Closing, the Governor Funds and the Trust shall receive an opinion from Stradley, Ronon, Stevens & Young LLP, special counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the Governor Funds and the Trust in certificates delivered to special counsel to the Trust:

                  (1) The acquisition by the Vision Portfolio of all of the assets and the assumption of the liabilities of the Governor Portfolio in exchange for the Vision Portfolio shares will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Vision Portfolio and the Governor Portfolio will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                  (2) No gain or loss will be recognized by the Governor Portfolio upon the transfer of all of its assets to and the assumption of its liabilities by the Vision Portfolio in exchange solely for shares of the Vision Portfolio pursuant to Section 361(a) and Section 357(a) of the Code;

                  (3)   No gain  or loss  will  be  recognized  by the  Vision
            Portfolio upon the receipt by it of all of the assets and the assumption of the liabilities of the Governor Portfolio in exchange solely for shares of the Vision Portfolio pursuant to
            Section 1032(a) of the Code;

                  (4) The basis of the assets of the Governor Portfolio received by the Vision Portfolio will be the same as the basis of such assets to the Governor Portfolio immediately prior to the exchange pursuant to Section 362(b) of the Code;

                  (5) The holding period of the assets of the Governor Portfolio received by the Vision Portfolio will include the period during which such assets were held by the Governor Portfolio pursuant to Section 1223(2) of the Code;

                  (6) No gain or loss will be recognized by the shareholders of the Governor Portfolio upon the exchange of their shares in the Governor Portfolio for voting shares of the Vision Portfolio (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

                  (7) The basis of the Vision Portfolio's shares received by the Governor Portfolio shareholders (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Governor Portfolio exchanged therefor pursuant to Section 358(a)(1) of the Code;

                  (8) The holding period of the Vision Portfolio's shares received by the Governor Portfolio's shareholders (including fractional shares to which they may be entitled) will include the holding period of the Governor Portfolio's shares surrendered in exchange therefor, provided that the Governor Portfolio shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(l) of the Code; and

                  (9) The Vision Portfolio will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Governor Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code, and the Treasury Regulations thereunder.

            (h) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from Drinker, Biddle & Reath LLP, counsel to the Governor Funds, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                  (1) The Governor Funds was created as a business trust under the laws of the State of Delaware on September 3, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

                  (2) The Governor Funds is authorized to issue an unlimited number of shares of beneficial interest, par value $0.0001. Assuming that the initial shares of beneficial interest of the Investor Shares of the Governor Portfolio were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Governor Funds, and that all other such outstanding shares of the Governor Portfolio were sold, issued and paid for in accordance with the terms of the Governor Portfolio's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable and has full voting rights;

                  (3) The Governor Funds is an open-end, investment company of the management type registered as such under the 1940 Act;

                  (4) Except as disclosed in the Governor Portfolio's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Governor Funds, the unfavorable outcome of which would materially and adversely affect the Governor Funds or the Governor Portfolio;

                  (5) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Governor Funds of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

                  (6) Neither the execution, delivery nor performance of this Agreement by the Governor Funds violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Governor Funds is a party or by which the Governor Funds is otherwise bound; and

                  (7) This Agreement has been duly and validly authorized, executed and delivered by the Governor Funds and represents the legal, valid and binding obligation of the Governor Funds and is enforceable against Governor Funds in accordance with its terms.

            In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Governor Funds with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Governor Funds.

            (i) That the Governor Funds shall have received an opinion in form and substance reasonably satisfactory to it from Stradley, Ronon, Stevens & Young LLP, special counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency: arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                  (1) The Trust was created as a business trust under the laws of the State of Delaware on August 11, 2000, and is validly existing and in good standing under the laws of the State of Delaware;

                  (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Assuming that the initial Class A Shares of beneficial interest of the Vision Portfolio were issued in accordance with the 1940 Act and the Trust's Agreement and Declaration of Trust and By-laws, and that all other such outstanding shares of the Vision Portfolio were sold, issued and paid for in accordance with the terms of the Vision Portfolio's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

                  (3) The Trust is an open-end investment company of the management type registered as such under the 1940 Act;

                  (4) Except as disclosed in the Vision Portfolio's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust or the Vision Portfolio;

                  (5) The shares of beneficial interest of the Vision Portfolio to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by the Trust or the Vision Portfolio, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

                  (6) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

                  (7) Neither the execution, delivery nor performance of this Agreement by the Trust violates any provision of its
            Agreement and Declaration of Trust, its By-laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and

                  (8) This Agreement has been duly and validly authorized, executed and delivered by the Trust and represents the legal, valid and binding obligation of the Trust and is enforceable against the Trust in accordance with its terms.

            In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

            (j) That the Trust's Registration Statement with respect to the Class A Shares of beneficial interest of the Vision Portfolio to be delivered to the Governor Portfolio's shareholders in accordance with this Agreement shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

            (k) That the Class A Shares of beneficial interest of the Vision Portfolio to be delivered hereunder shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Governor Portfolio shareholder.

            (l) That at the Closing, the Governor Funds transfers to the Vision Portfolio aggregate Net Assets of the Governor Portfolio comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Governor Portfolio on the Closing Date.

            (m) The Trust, the Governor Funds and Manufacturers and Traders Trust Company shall have received an order from the Securities Exchange Commission exempting the transactions contemplated by the Plan of Reorganization from Section 17(a) of the 1940 Act.

            (n) The Trust and Governor Portfolio shall have received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of the termination of the Governor Portfolio's service contracts at the Closing.

            (o) As of the Closing Date, the Trustees and officers of the Governor Funds shall be covered by a trustee and officer liability insurance policy offering coverage substantially comparable to that provided to such Trustees and officers in such capacities by the Governor Funds as of the date hereof with respect to errors or omissions for their service as such on or prior to the Closing Date, such coverage to commence on the Closing Date and to terminate six years after the Closing Date. In addition, as of the Closing Date, Manufacturers and Traders Trust Company shall have agreed to provide or cause to be provided such waivers of fees payable by, and/or reimbursements of expenses of, the Vision Portfolio as set forth on Exhibit A hereto.

      10.   BROKERAGE FEES AND EXPENSES; OTHER AGREEMENTS

            (a) The Governor Funds and the Trust each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

            (b) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne exclusively by Manufacturers and Traders Trust Company and not by the Trust or the Governor Funds.

            (c) Any other provision of this Agreement to the contrary notwithstanding, any liability of the Governor Funds under this Agreement with respect to any series of the Governor Funds, or in connection with the transactions contemplated herein with respect to any series of the Governor Funds, shall be discharged only out of the assets of that series of the Governor Funds, and no other series of the Governor Funds shall be liable with respect thereto.

      11.   TERMINATION; WAIVER; ORDER

            (a)   Anything   contained  in  this  Agreement  to  the  contrary
notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Governor Portfolio) prior to the Closing as follows:

                  (1) by mutual consent of the Governor Funds and the Trust in writing;

                  (2) by the Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Trust in writing; or

                  (3) by the Governor Funds if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Governor Funds in writing.

            An election by the Governor Funds or the Trust to terminate this Agreement and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Trustees of the Governor Funds or the Board of Trustees of the Trust.

            (b) If the transactions contemplated by this Agreement have not been consummated by March 31, 2001, this Agreement shall automatically terminate on that date, unless a later date is agreed to in writing by both the Governor Funds and the Trust.

            (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Governor Funds or the Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

            (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Governor Funds or the Trust, respectively (whichever is entitled to the benefit thereof), by action taken by the Board of Trustees of the Governor Funds or the Board of Trustees of the Trust, if, in the judgment of the Board of Trustees of the Governor Funds or the Board of Trustees of the Trust (as the case may be), such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the holders of shares of the Governor Portfolio or the Vision Portfolio, on behalf of which such action is taken.

            (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

            (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions which are determined by action of the Board of Trustees of the Governor Funds or the Board Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Governor Portfolio, unless such further vote is required by applicable law or such terms and conditions shall result in a change in the method of computing the number of Class A Shares of beneficial interest of the Vision Portfolio to be issued to the Governor Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Governor Portfolio prior to the meeting at which the transactions contemplated by this Agreement shall have been approved, this Agreement shall not be consummated and shall terminate unless the Governor Funds shall promptly call a special meeting of shareholders of the Governor Portfolio at which such conditions so imposed shall be submitted for approval.

      12.   INDEMNIFICATION BY THE TRUST AND THE VISION PORTFOLIO
            -----------------------------------------------------

            The Trust and the Vision Portfolio hereby agree to indemnify and hold the Trustees of the Governor Funds (each an "Indemnified Party") harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) not covered by the insurance to be provided to the Trustees of the Governor Funds as described in the first sentence of Section 9(o) hereof, which any Indemnified Party may incur or sustain by reason of the fact that (i) any representations or warranties made by the Trust in Sections 5 or 7 hereof should prove false or erroneous in any material respect, (ii) any covenant has been breached by the Trust or the Vision Portfolio in any material respect, or (iii) any claim is made alleging that (a) the Combined Proxy Statement and Prospectus delivered to the shareholders of the Governor Portfolio in connection with this transaction or (b) the Registration Statement on Form N-14 of which such Combined Proxy Statement and Prospectus forms a part, included any untrue statement of a material fact or omitted to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished to the Trust by the Governor Funds, its investment adviser or distributor.

      13.   NOTICE OF CLAIM OF INDEMNIFICATION

            In the event that any claim is made against any Indemnified Party in respect of which indemnity may be sought by an Indemnified Party under
Section 12 of this Agreement, the Indemnified Party seeking indemnification shall, with reasonable promptness and before payment of such claim, give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after giving notice hereunder, then, the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of the claim is established (i) to the satisfaction of the Indemnifying Party, or
(ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement and Plan of Reorganization, or (iii) with respect to any Tax claims, within seven (7) calendar days following the earlier of (A) an agreement between the Governor Funds and the Trust that an indemnity amount is payable, (B) an assessment of a Tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section 13, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party shall promptly investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

      14.   FINAL TAX RETURNS AND FORMS 1099 OF THE GOVERNOR PORTFOLIO

            (a) After the Closing, the Governor Funds shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Governor Funds with respect to the Governor Portfolio's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

            (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the Governor Funds or the Governor Portfolio (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Governor Portfolio to the extent such expenses have been or should have been accrued by the Governor Portfolio in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by a third party other than the Trust or the Governor Funds or their respective series at the time such Tax returns and Forms 1099 are prepared.

      15.   COOPERATION AND EXCHANGE OF INFORMATION

            The Trust and the Governor Funds will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Such cooperation and information shall include providing copies of relevant Tax returns or portions thereof, together with accompanying schedules and related work papers and documents relating to rulings or other determinations by taxing authorities. Each party shall make its employees and officers available on a mutually convenient basis to provide explanations of any documents or information provided hereunder to the extent, if any, that such party's employees are familiar with such documents or information. Each party or their respective agents will retain for a period of six (6) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to Tax matters of the Governor Portfolio and Vision Portfolio for its taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this Section 15 shall be kept confidential except as may be otherwise necessary in connection with the filing of returns or claims for refund.

      16.   ENTIRE AGREEMENT AND AMENDMENTS

            This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

      17.   COUNTERPARTS

            This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

      18.   NOTICES

            Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to
the Governor Funds at                                                   ,
Attention:                    , with  copies to  Michael  P.  Malloy,  Drinker
Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, or to the Trust, at 5800 Corporate Drive, Pittsburgh, PA 15237-7010, Attention: Secretary as the case may be.

      19.   GOVERNING LAW

            This Agreement shall be governed by and carried out in accordance with the internal laws of the State of Delaware.

      20.   EFFECT OF FACSIMILE SIGNATURE.
            -----------------------------

            A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

            IN WITNESS WHEREOF, the Governor Funds and the Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                               GOVERNOR FUNDS, ON BEHALF OF THE [
                                                                 --------------
                                          ] FUND SERIES
Attest:


By:                                       By:
      ------------                              ------------
Title:      Secretary                           Title:
                                                            ------------


                                          VISION GROUP OF FUNDS, ON BEHALF OF
                                          THE [             ] FUND SERIES

Attest:


By:                                       By:
Title:      Secretary                           Title:


                                          MANUFACTURERS AND TRADERS
                                          TRUST COMPANY (ONLY WITH RESPECT
                                          TO THE COMMITMENT SET FORTH IN
                                          SECTION 10(B) AND 14(B))
Attest:


By:                                       By:
Title:  Secretary                         Title:



                                      B-2                    Doc. #359522 v.02
                                           Doc. #359522 v.03 11/09/00 12:43 PM
                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the U.S. TREASURY OBLIGATIONS MONEY MARKET FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the U.S. Treasury Obligations Money Market Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Treasury Money Market Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the ESTABLISHED GROWTH FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Established Growth Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Large Cap Core Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.


                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the PRIME MONEY MARKET FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Prime Money Market Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Institutional Prime Money Market Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the AGGRESSIVE GROWTH FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Aggressive Growth Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Small Cap Stock Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.


                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the INTERNATIONAL EQUITY FUND (the "Governor Fund"), a
series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1, 2 AND 3 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1, 2 and 3.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the International Equity Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision International Equity Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC ("Martindale").

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To approve a new investment sub-advisory agreement between Martindale, with respect to the management of the International Equity Fund, and Brinson Partners, Inc.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      4. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.


                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the INTERMEDIATE TERM INCOME FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Intermediate Term Income Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Intermediate Term Bond Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.


                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the LIMITED DURATION GOVERNMENT SECURITIES FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Limited Duration Government Securities Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Institutional Limited Duration U.S. Government Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.


                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the PENNSYLVANIA MUNICIPAL BOND FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Pennsylvania Municipal Bond Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Pennsylvania Municipal Income Fund series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.


                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the LIFESTYLE CONSERVATIVE GROWTH FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Lifestyle Conservative Growth Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Managed Allocation Fund - Conservative Growth series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.


                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the LIFESTYLE MODERATE GROWTH FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Lifestyle Moderate Growth Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Managed Allocation Fund - Moderate Growth series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.


                                GOVERNOR FUNDS
                              3435 Stelzer Road
                             Columbus, Ohio 43218

                                    PROXY

              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                          TRUSTEES OF GOVERNOR FUNDS

            Revoking any such prior appointments, the undersigned appoints Messrs. Michael Gruenwald and Dave Buttke, and Ms. Sue Walters and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the LIFESTYLE GROWTH FUND (the "Governor Fund"), a series of shares of the Governor Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Governor Funds (the "Special Meeting") to be held at the offices of the Governor Funds, 3435 Stelzer Road, Columbus, Ohio 43218-3035, on December 13, 2000, at 2:00 p.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSALS 1 AND 2 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Governor Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposals 1 and 2.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between the Governor Funds, on behalf of the Lifestyle Growth Fund series (the "Governor Fund"), and the Vision Group of Funds, on behalf of the Vision Managed Allocation Fund - Aggressive Growth series ("Vision Fund"), whereby the Vision Fund would acquire all or substantially all of the assets and liabilities of the Governor Fund in exchange solely for the Vision Fund's shares, to be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To approve a new investment advisory agreement between the Governor Funds, on behalf of the Governor Fund, and Martindale Andres & Company LLC.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      3. PROPOSAL: To grant the proxies the authority to vote upon such other business as may properly come before the Special Meeting or any adjournment thereof.

            GRANT_______      WITHHOLD _______  ABSTAIN _______
                 -------               -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on December 13, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

YOU MAY ALSO VOTE YOUR SHARES BY TOUCHTONE TELEPHONE BY CALLING
1-800-690-6903 OR THROUGH THE INTERNET AT WWW.PROXYVOTE.COM.

                     STATEMENT OF ADDITIONAL INFORMATION
                               NOVEMBER 9, 2000

                            VISION GROUP OF FUNDS
                             5800 CORPORATE DRIVE
                          PITTSBURGH, PA 15237-7000
                                1-800-341-7400

          VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND
                  VISION PENNSYLVANIA MUNICIPAL INCOME FUND
                                CLASS A SHARES
                 VISION INSTITUTIONAL PRIME MONEY MARKET FUND
                         VISION SMALL CAP STOCK FUND
                                CLASS A SHARES
                      VISION INTERMEDIATE TERM BOND FUND
                                CLASS A SHARES
                       VISION INTERNATIONAL EQUITY FUND
                                CLASS A SHARES
                          VISION LARGE CAP CORE FUND
                                CLASS A SHARES
              VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH
                                CLASS A SHARES
             VISION MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH
                                CLASS A SHARES
               VISION MANAGED ALLOCATION FUND - MODERATE GROWTH
                                CLASS A SHARES
                      VISION TREASURY MONEY MARKET FUND
                                CLASS A SHARES

                            TO ACQUIRE THE ASSETS OF:

                                  GOVERNOR FUNDS
                                3435 STELZER ROAD
                               COLUMBUS, OHIO 43218
                                  1-800-766-3960

     This Statement of Additional Information relates specifically to the reorganizations of certain mutual funds that are series of the Governor Funds (each a "Governor Fund") into the above-referenced mutual funds that are series of the Vision Group of Funds (each a "Vision Fund"). Pursuant to each reorganization, each Vision Fund would acquire all or substantially all of the assets and assume all of the liabilities of the Governor Fund that has identical or substantially similar investment objectives, and Vision Fund shares would be distributed pro rata by the Governor Fund to the holders of its shares, in complete liquidation of the Governor Fund. For the name of the Vision Fund into which your Governor Fund would be reorganized, see the "Summary - About the Proposed Reorganization" in the Prospectus/Proxy Statement dated November 9, 2000.

       This Statement of Additional Information dated November 9, 2000 is not a prospectus. A Prospectus/Proxy Statement dated November 9, 2000, related to the above-referenced matter may be obtained from the Vision Group of Funds at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


14
Doc. #360501 v.01


       This Statement of Additional Information consists of the following described documents, each of which is incorporated by reference herein:

 ......1.  Statement of Additional  Information  of U.S.  Treasury  Obligations
Money  Market  Fund,   Established  Growth  Fund,  Prime  Money  Market  Fund,
Aggressive Growth Fund, International Equity Fund, Intermediate Term Income Fund, Limited Duration Government Securities Fund, Pennsylvania Municipal Bond Fund, Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth
Fund,  and  Lifestyle  Growth  Fund,  each a series of Governor  Funds,  dated
October  30,  2000,  included  in  Post-Effective   Amendment  No.  3  to  the
Registration Statement on Form N-1A of Governor Funds (1933 Act File No. 333-65213 and 1940 Act File No. 811-9029), previously filed on EDGAR, Accession Number 0000950152-00-001223.

 ......2. Statements of Additional  Information of Vision  Institutional  Prime
Money Market Fund, Vision Institutional Limited Duration U.S. Government Fund, Vision Treasury Money Market Fund, Vision Large Cap Core Fund, Vision Intermediate Term Bond Fund, Vision Pennsylvania Municipal Income Fund,
Vision  Managed  Allocation  Fund  -  Conservative   Growth,   Vision  Managed
Allocation  Fund  -  Moderate  Growth,   Vision  Managed   Allocation  Fund  -
Aggressive Growth, Vision Small Cap Stock Fund, and Vision International Equity Fund, each a series of Vision Group of Funds dated November 8, 2000, included in Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Vision Group of Funds (1933 Act File No. 33-20673 and 1940 Act
File   No.   5514)    previously    filed   on   EDGAR,    Accession    Number
0000830744-00-000021.

 ......3. The audited financial  statements of U.S. Treasury  Obligations Money
Market  Fund,  Established  Growth Fund,  Prime Money Market Fund,  Aggressive
Growth Fund, International Equity Fund, Intermediate Term Income Fund, Limited Duration Government Securities Fund, Pennsylvania Municipal Bond Fund, Lifestyle Conservative Growth Fund, Lifestyle Moderate Growth Fund, and Lifestyle Growth Fund, each a series of the Governor Funds, and accompanying audit report of KPMG LLP, included in the Annual Report to Shareholders of the Governor Funds for the fiscal year ended June 30, 2000, previously filed on EDGAR, Accession Number 0000950152-00-006371.

 ......4. The audited  financial  statements  of Vision  Treasury  Money Market
Fund, a series of Vision Group of Funds, included in the Annual Report to Shareholders of Vision Group of Funds, Inc. (predecessor to the Vision Group of Funds) for the fiscal year ended April 30, 2000, previously filed on EDGAR, Accession Number 0000830744-00-000011.

 ......No Pro Forma  Financial  Statements are provided for any of the proposed reorganized Funds because of the following reasons:
o.....Aggressive  Growth  Fund  (Acquired  Fund) is to be  acquired  by Vision
            Small Cap Stock Fund, which is a shell fund requiring no pro forma financial statements.
o     Established  Growth  Fund  (Acquired  Fund) is to be  acquired by Vision
            Large Cap Core Fund, which is a shell fund requiring no pro forma financial statements.
o     Intermediate  Term  Income  Fund  (Acquired  Fund) is to be  acquired by
            Vision Intermediate Term Bond Fund, which is a shell fund requiring no pro forma financial statements.
o     International  Equity  Fund  (Acquired  Fund) is to is to be acquired by
            Vision International Equity Fund, which is a shell fund requiring no pro forma financial statements.
o     Lifestyle  Conservative Growth Fund (Acquired Fund) is to be acquired by
            Vision Managed Allocation Fund - Conservative Growth, which is a shell fund requiring no pro forma financial statements.
o     Lifestyle  Growth  Fund  (Acquired  Fund) is to be  acquired  by  Vision
            Managed Allocation Fund - Aggressive Growth, which is a shell fund requiring no pro forma financial statements.
o     Lifestyle  Moderate  Growth  Fund  (Acquired  Fund) is to be acquired by
            Vision Managed Allocation Fund - Moderate Growth, which is a shell fund requiring no pro forma financial statements.
o     Limited  Duration  Government  Securities  Fund (Acquired Fund) is to be
            acquired by Vision Institutional Limited Duration U.S. Government Fund, which is a shell fund requiring no pro forma financial statements.
o     Pennsylvania  Municipal Bond Fund  (Acquired  Fund) is to be acquired by
            Vision Pennsylvania Municipal Income Fund, which is a shell fund requiring no pro forma financial statements.
o     Prime  Money  Market  Fund  (Acquired  Fund) is to be acquired by Vision
            Institutional Prime Money Market Fund, which is a shell fund requiring no pro forma financial Statements.
o     U.S.  Treasury  Obligation  Money Market Fund (Acquired Fund) has assets that total less than 10% of the total assets of the Vision Treasury Money Market Fund (Acquiring Fund).

                                    PART C

                              OTHER INFORMATION

Item 15.    Indemnification

            Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 4 of Article VII of the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"). The Registrant's officers and Trustees are also entitled to purchase with Trust property coverage under an Errors & Omissions Policy pursuant to Section 7 of Article VII of the Declaration of Trust.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the 1933 Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended (the "1940 Act"), for Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the SEC as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that, in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not "interested persons" of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees, or independent legal counsel in a written opinion, makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.    Exhibits

      (1)   Copies of the Charter of the Registrant as now in effect.

            (a) Form of Certificate of Trust of the Registrant, is incorporated by reference to Registrant's Post-Effective Amendment No.43 on Form N-1A filed electronically with the SEC on August 25, 2000 (File Nos. 33-20673 and 811-5514).

            (b) Form of Agreement and Declaration of Trust of the Registrant, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 43 on Form N-1A filed electronically with the SEC on August 25, 2000 (File Nos. 33-20673 and 811-5514).

      (2)   By-Laws.

            By-Laws of the Registrant, are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 43 on Form N-1A filed electronically with the SEC on August 25, 2000 (File Nos. 33-20673 and 811-5514).

      (3)   Voting Trust Agreement.

            Not applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

            Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Combined Prospectus/Proxy Statement.

      (5)   Instruments defining the rights of security holders.

            The rights of security holders of the Registrant are defined in the following sections of the Registrant's Agreement and Declaration of Trust and By-Laws:

            (a)   Agreement and Declaration of Trust.
                  See Article III, "Shares," Section 4 and Section 6; Article V, "Shareholders' Voting Powers and Meetings," Section 1; and Article VI, "Net Asset Value, Distributions and Redemptions," Section 2.

            (b)   By-Laws.
                  See Article II, "Meetings of Shareholders," Section 6 and
                  Section 9.

      (6)   Investment Advisory Contracts.

            (a) Conformed copy of Investment Advisory Contract of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed electronically with the SEC on December 27, 1993 (File Nos. 33-20673 and 811-5514).

            (b) Conformed copy of Exhibit B to Investment Advisory Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on June 27, 1996. (File Nos. 33-20673 and 811-5514).

          (c) Conformed copy of Exhibit C to Investment Advisory Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed electronically with the SEC on September 24, 1997 (File Nos. 33-20673 and 811-5514).

          (d) Conformed copy of Sub-advisory Agreement for the Vision New York Tax-Free Money Market Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed electronically with the SEC on March 12, 1999, (File Nos. 33-20673 and 811-5514).

          (e) Conformed copy of Investment Advisory Contract for the Vision New York Tax-Free Money Market Fund including Exhibit A is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed electronically with the SEC on March 12, 1999, (File Nos. 33-20673 and 811-5514).

            (f) Conformed copy of Exhibit D to the Investment Advisory Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

            (g) Conformed copy of Exhibit E to the Investment Advisory Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

            (h) Conformed copy of Assignment of Sub-Advisory Agreement for Vision New York Tax-Free Money Market Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

            (i) Conformed copy of Subadvisory Agreement for the Vision Mid Cap Stock Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

            (j) Conformed copy of Subadvisory Agreement for the Vision Large Cap Growth Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed electronically with the SEC on April 14, 2000 (File Nos. 33-20673 and 811-5514).

      (7)   Underwriting or Distribution Contracts.

            (a) Conformed copy of Distributor's Contract of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed electronically with the SEC on December 27, 1993 (File Nos. 33-20673 and 811-5514).

            (b) Conformed copy of Exhibit C to Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on June 27, 1996 (File Nos. 33-20673 and 811-5514).

            (c) Conformed copy of Exhibit D to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed electronically with the SEC on December 22, 1997 (File Nos. 33-20673 and 811-5514).

            (d) Conformed copy of Exhibit E to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

            (e) Conformed Copy of Exhibit F to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed electronically with the SEC on June 23, 1999 (File Nos. 33-20673 and 811-5514).

            (f) Conformed Copy of Exhibits G & H to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

            (g) Conformed copy of Exhibit I to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

      (8)   Bonus, Profit Sharing, Pension or other similar contracts.

            Not Applicable.

      (9)   Custodian Agreements.

            (a) Conformed copy of Custodian Contract of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed electronically with the SEC on June 26, 1995 (File Nos. 33-20673 and 811-5514).

            (b) Copy of Amendment No. 2 to Exhibit A to Custodian Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on June 27, 1996 (File Nos. 33-20673 and 811-5514).

            (c) Copy of Amendment No. 3 to Exhibit A to Custodian Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed electronically with the SEC on August 6, 1997 (File Nos. 33-20673 and 811-5514).

            (d)   Conformed copy of State Street Domestic Custody Fee
                  Schedule is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed electronically with the SEC on December 22, 1997 (File Nos. 33-20673 and 811-5514).

            (e) Conformed copy of Amendment No. 4 to Exhibit A to Custodian Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed electronically with the SEC on June 23, 1999 (File Nos. 33-20673 and 811-5514).

            (f) Conformed copy of Amendment No. 5 to Exhibit A to Custodian Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

      (10)  Rule 12b-1 Plan and Rule 18f-3 Plan.

            (a)   Rule 12b-1 Plan

                  (i) Copy of Rule 12b-1 Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed electronically with the SEC on June 17, 19993 (File Nos. 33-20673 and 811-5514).

                  (ii) Conformed copy of 12b-1 Plan for Class B Shares and Exhibit A is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

                  (iii) Conformed copy of Exhibit B to Rule 12b-1 Plan is
                        incorporated by reference to Registrant's
                        Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on June 27, 1996 (File Nos. 33-20673 and 811-5514).

                  (iv) Conformed copy of Exhibit C to Rule 12b-1 Plan is incorporated by reference to Registrant's
                        Post-Effective Amendment No. 30 on Form N-1A filed electronically with the SEC on December 22, 1997 (File Nos. 33-20673 and 811-5514).

                  (v) Conformed copy of Exhibit D to Rule 12b-1 Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

                  (vi) Copy of Rule 12b-1 Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed electronically with the SEC on June 17, 1993 (File Nos. 33-20673 and 811-5514).

                  (vii) Copy of Exhibit B to Rule 12b-1 Agreement is
                        incorporated by reference to Registrant's
                        Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on June 27, 1996 (File Nos. 33-20673 and 811-5514).

                  (viii)      Copy of Exhibit C to Rule 12b-1 Agreement is
                        incorporated by reference to Registrant's
                        Post-Effective Amendment No. 28 on Form N-1A filed electronically with the SEC on August 6, 1997 (File Nos. 33-20673 and 811-5514).

                  (ix) Amended and Restated Plan with conformed copy of Exhibit D is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

                  (x) Copy of Dealer (Sales) Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed electronically with the SEC on June 17, 1993 (File Nos. 33-20673 and 811-5514).

                  (xi) Conformed copy of Exhibit E to Rule 12b-1 Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed electronically with the SEC on June 11, 1999 (File Nos. 33-20673 and 811-5514).
                  (xii)       Conformed copy of Exhibit F to Rule 12b-1 Plan
                        is incorporated by reference to Registrant's
                        Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

                  (xiii)      Conformed copy of Exhibit B to the Class B
                        Shares Rule 12b-1 Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

            (b)   Rule 18f-3 Plan

                  (i) Conformed copy of the Registrant's Multiple Class Plan with conformed copies of Exhibits A and B is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

                  (ii) Conformed copy of Exhibit C to the Multiple Class Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

                  (iii) Conformed copy of Exhibit D to the Multiple Class
                        Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

      (11)  Opinion of Counsel.

            Conformed copy of Opinion and Consent of Counsel as to the legality of the securities being registered, is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed electronically with the SEC on June 27, 1994 (File Nos. 33-20673 and 811-5514) .

      (12) Opinion of Counsel supporting the tax matters and consequences to shareholders.

            (a) Form of Tax opinion of Stradley, Ronon, Stevens & Young, LLP, special counsel to Federated Services Company, the administrator for the Registrant, supporting the tax matters and consequences to shareholders for the reorganizations pursuant to Section 368(a)(1)(F) of the Internal Revenue Code discussed in the Prospectus/Proxy Statement for the Reorganization, is filed electronically herewith as Exhibit No. EX-99.(12)(a).

            (b) Form of Tax opinion of Stradley, Ronon, Stevens & Young, LLP, special counsel to Federated Services Company, the administrator for the Registrant, supporting the tax matters and consequences to shareholders for the reorganization pursuant to Section 368(a)(1)(C) of the Internal Revenue Code discussed in the Prospectus/Proxy Statement for the Reorganization, is filed electronically herewith as Exhibit No. EX-99.(12)(b).

      (13)  Other material contracts.

            (a) Fund Accounting Services, Administrative Services and Transfer Agency Agreements

                  (i) Conformed copy of Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed electronically with the SEC on June 20, 1997 (File Nos. 33-20673 and 811-5514).

                  (ii) Copy of Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed electronically with the SEC on August 6, 1997 (File Nos. 33-20673 and 811-5514).

                  (iii) Conformed copy of Amendment to Administrative
                        Services Agreement and the Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed electronically with the SEC on December 22, 1997 (File Nos. 33-20673 and 811-5514).

                  (iv) Conformed copy of Amendment No. 1 to Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

                  (v) Conformed copy of Amendment #2 to Exhibit 1 to the Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed electronically with the SEC on June 11, 1999 (File Nos. 33-20673 and 811-5514).

                  (vi) Conformed copy of Amendment #3 to Exhibit 1 to the Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

                  (vii) Conformed copy of Recordkeeping Agreement including
                        exhibits A-C is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed electronically with the SEC on March 12, 1999 (File Nos. 33-20673 and 811-5514).

                  (viii)      Conformed copy of Amendment #1 to Exhibit A to
                        the Recordkeeping Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

                  (ix) Conformed copy of Sub-Transfer Agency Agreement is incorporated by reference to Registrant's
                        Post-Effective Amendment No. 34 on Form N-1A filed electronically with the SEC on March 12, 1999 (File Nos. 33-20673 and 811-5514).

                  (x) Conformed copy of Amendment No. 1 to Exhibit A of the Sub-Transfer Agency Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

                  (xi) Conformed copy of Amendment No. 2 to Exhibit A to the Recordkeeping Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed electronically with the SEC on October 22, 1999 (File Nos. 33-20673 and 811-5514).

                  (xii) Conformed copy of Amendment No. 4 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer Agency Services is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

                  (xiii)      Conformed copy of Amendment No. 2 to Exhibit A
                        to the Sub-Transfer Agency Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed electronically with the SEC on June 28, 2000 (File Nos. 33-20673 and 811-5514).

                  (xiv) Copy of Exhibit B to the Sub-Transfer Agency
                        Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed electronically with the SEC on June 28, 2000 (File Nos. 33-20673 and 811-5514).

            (b)   Shareholder Services Agreement

                  (i) Conformed copy of Administrative Services Agreement of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed electronically with the SEC on December 27, 1993 (File Nos. 33-20673 and 811-5514).

                  (ii) Conformed copy of Shareholder Services Plan of Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed electronically with the SEC on December 27, 1993 (File Nos. 33-20673 and 811-5514).

                  (iii) Conformed copy of Exhibit A to Amended and Restated
                        Shareholder Services Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed electronically with the SEC on July 8, 1998 (File Nos. 33-20673 and 811-5514).

                  (iv) Conformed copy of Amendment #2 to Exhibit A to Amended and Restated Shareholder Services Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed electronically with the SEC on August 20, 1999 (File Nos. 33-20673 and 811-5514).

                  (v) Conformed copy of Amended and Restated Shareholder Services Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed electronically with the SEC on May 3, 1996 (File Nos. 33-20673 and 811-5514).

                  (vi) Copy of Amendment No. 1 to Exhibit A to Shareholder Services Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed electronically with the SEC on electronically with the SEC on June 27, 1996 (File Nos. 33-20673 and 811-5514).

                  (vii) Conformed Copy of Amendment No. 2 to Exhibit A to
                        Shareholder Services Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

                  (viii)      Conformed copy of Amendment No. 1 to Exhibit A
                        to Amended and Restated Shareholder Services Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed electronically with the SEC on June 11, 1999 (File Nos. 33-20673 and 811-5514).

                  (ix) Conformed copy of Amendment No. 3 to Exhibit A to Shareholder Services Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

                  (x) Conformed copy of Amendment No. 4 to Exhibit A to Shareholder Services Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

                  (xi) Conformed copy of Exhibit I to the Distributor's Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

                  (xii) Conformed copy of Amendment No. 3 to Exhibit A to
                        Amended and Restated Shareholder Services Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed electronically with the SEC on February 29, 2000 (File Nos. 33-20673 and 811-5514).

      (14)  Other opinions and consents.

            (a) Consent of Ernst & Young LLP, independent auditors to the Registrant, is filed electronically herewith as Exhibit No. EX-99.(14)(a).

            (b) Consent of KPMG LLP, independent auditors to the Governor Funds, is filed electronically herewith as Exhibit No. EX-99.(14)(b).

      (15)  Omitted financial statements.

            Not Applicable.

      (16)  Power of Attorney.

            Power-of-Attorney appointing C. Todd Gibson as attorney-in-fact and agent, is filed electronically herewith as Exhibit No. EX-99.(16).

Item 17.    Undertakings

      (1) The undersigned registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion."



                                  SIGNATURES
      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, Commonwealth of Pennsylvania, on the 9th day of November, 2000.


                                    VISION GROUP OF FUNDS


                                    By: /s/C. Todd Gibson
                                        -----------------
                                       C. Todd Gibson, Secretary
                                       Attorney in Fact for Edward C. Gonzales

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity and on the dates indicated.

NAME:                            TITLE:                  DATE:


/s/ C. Todd Gibson               Attorney in Fact for    November 9, 2000
                                 the Persons Listed
                                 Below
---------------------------------
C. Todd Gibson

                                 President and
                                 Treasurer (Chief
                                 Executive Officer and
                                 Principal Financial
                                 and Accounting Officer)
---------------------------------
Edward C. Gonzales*

                                 Trustee
---------------------------------
Randall I. Benderson*

                                 Trustee
---------------------------------
Joseph J. Castiglia*

                                 Trustee
---------------------------------
Daniel R. Gernatt, Jr.*

                                 Trustee
---------------------------------
George K. Hambleton, Jr.*

                                 Trustee
---------------------------------
Mark J. Czarnecki*

* By Power of Attorney

                                EXHIBIT INDEX
                                                                  Sequentially
Exhibit No.     Document                                          Numbered Page
-----------     --------                                          -------------

EX-99.(12)(a)   Form of Tax Opinion of Stradley, Ronon, Stevens
                & Young, LLP for the reorganizations pursuant to Section 368(a)(1)(F) of the Internal Revenue
                Code

EX-99.(12)(b)   Form of Tax Opinion of Stradley, Ronon, Stevens
                & Young, LLP for the reorganization pursuant to
                Section 368(a)(1)(C) of the Internal Revenue
                Code

EX-99.(14)(a)   Consent of Ernst & Young LLP, independent
                auditors to Registrant

EX-99.(14)(b)   Consent of KPMG LLP, independent auditors to
                Governor Funds

EX-99.(16)      Power of Attorney

3
Doc. #360501 v.01

                                                               [EX-99.(12)(A)]

10/5/00 DRAFT
                                 _________________, 2000


Board of Trustees
Governor Funds
3435 Stelzer Road
Columbus, Ohio 43219

Board of Trustees
Vision Group of Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

            Re:   AGREEMENTS AND PLANS OF REORGANIZATION DATED
            [               ],
                  2000 (THE "PLANS") BETWEEN GOVERNOR FUNDS, A DELAWARE
                  BUSINESS TRUST (THE "FUNDS") AND VISION GROUP OF FUNDS, A
                  DELAWARE BUSINESS TRUST (THE "TRUST")__________________


Ladies and Gentlemen:

      You have requested our opinion concerning certain federal income tax consequences of the reorganization of the Funds and the Trust (the "Reorganization"). The Reorganization will involve the transfer of all of the assets of each of ten separate series of shares of the Funds to a recently created, corresponding series of shares of the Trust (as such series is set forth in Appendix A to this opinion) and the assumption of the liabilities of each separate series of shares of the Funds by the corresponding series of shares of the Trust. On the date of the Reorganization, shares of each corresponding series of the will be credited to shareholders of the related series of shares of the Funds, following which the Fund will be dissolved. References in this opinion to a "Portfolio" refer to each of the separate series of shares of the Funds, as set forth in Appendix A, and references in this opinion to a "Series" refer to each of the corresponding separate series of shares of beneficial interest of the Trust, as set forth in Appendix A.

      In rendering our opinion, we have reviewed and relied upon:  (a) the
Agreements and Plans of Reorganization dated [                  ], 2000 (the
"Plans"), made by the Funds and the Trust; (b) the proxy materials provided to shareholders of the Funds in connection with the Special Meeting of Shareholders held on ______________, 2000; (c) certain representations concerning the Reorganization made to us by the Funds and the Trust in a letter dated ________________, 2000 (the "Representation Letter"); (d) all other documents, financial and other reports and corporate minutes that we deemed relevant or appropriate; and (e) such statutes, regulations, rulings and decisions as we deemed material in rendering this opinion. All terms used herein, unless otherwise defined, are used as defined in the Plans.


      For purposes of this opinion, we have assumed that each Portfolio of the Funds on the date of the Reorganization, satisfies, and immediately following the Reorganization, each Series of the Trust will satisfy, the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

      Under regulations to be prescribed by the Secretary of the Treasury (the "Secretary") under Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under
Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under Section 361(a) of the Code where a bond is transferred in an exchange qualifying as a tax-free reorganization. As of the date hereof, the Secretary has not issued any such regulations under Section 1276(d) of the Code.

      Based on the foregoing and provided the Reorganization is carried out in accordance with the applicable laws of the State of Delaware, the Plans, and the Representation Letter, it is our opinion that:

      1. The transfer by each Portfolio of all of its assets subject to its liabilities in exchange for shares of the corresponding Series will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Portfolio and the Series will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

      2. No gain or loss will be recognized by a Portfolio upon the transfer of all of its assets subject to its liabilities to the corresponding Series in exchange solely for shares of such Series pursuant to Section 361(a) and Section 357(a) of the Code.


      3. No gain or loss will be recognized by a Series upon the receipt by it of all of the assets of the corresponding Portfolio subject to its liabilities in exchange solely for shares of such Series pursuant to Section 1032(a) of the Code.

      4. The basis of the assets of a Portfolio received by the corresponding Series will be the same as the basis of such assets to such Portfolio immediately prior to the exchange pursuant to Section 362(b) of the Code.

      5. The holding period of the assets of a Portfolio received by the corresponding Series will include the period during which such assets were held by such Portfolio pursuant to Section 1223(2) of the Code.

      6. No gain or loss will be recognized by the shareholders of a Portfolio upon the exchange of their shares in such Portfolio for shares of beneficial interest in the corresponding Series (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

      7. The basis of the shares of beneficial interest in a Series received by the shareholders of a corresponding Portfolio (including fractional shares to which they may be entitled) will be the same as the basis of the shares of such Portfolio exchanged therefor pursuant to Section 358(a)(1) of the Code.

      8. The holding period of the shares of beneficial interest in a Series received by the shareholders of a corresponding Portfolio (including fractional shares to which they may be entitled) will include the holding period of the shares of such Portfolio surrendered in exchange therefor, provided that the shares of such Portfolio were held as a capital asset on the date of the Reorganization, pursuant to Section 1223(1) of the Code.

      9. Each Series will succeed to and take into account as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the Secretary (regulations issued by the Secretary are hereafter referred to as "Treasury Regulations"), the items of a corresponding Portfolio described in Section 381(c) of the Code, as provided in Section
1.381(b)-1(a)(2) of the Treasury Regulations.

      Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this opinion.

      Our opinion is conditioned upon the performance by the Funds and the Trust of their undertakings in the Plans and the Representation Letter.

      This opinion is being rendered to the Funds and the Trust and may be relied upon only by the Funds and the Trust and the shareholders, respectively, of each.



                        Very truly yours,

                        STRADLEY, RONON, STEVENS & YOUNG, LLP




By:
   ---
                        By: ________________________________________


                                  APPENDIX A

      GOVERNOR
FUNDS
VISION FUNDS
-------------------------------------------------------------------------------
  Aggressive Growth Fund          would be        Vision Small Cap Stock Fund
     (Investor Shares)        reorganized into         (Class A Shares)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Established Growth Fund         would be        Vision Large Cap Core Fund
     (Investor Shares)        reorganized into         (Class A Shares)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Intermediate Term Income         would be         Vision Intermediate Term
           Fund               reorganized into             Bond Fund
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Equity Fund        would be        Vision International Equity
     (Investor Shares)        reorganized into               Fund
                                                       (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Lifestyle Conservative          would be         Vision Managed Allocation
        Growth Fund           reorganized into    Fund - Conservative Growth
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Lifestyle Growth Fund          would be         Vision Managed Allocation
     (Investor Shares)        reorganized into     Fund - Aggressive Growth
                                                       (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Lifestyle Moderate Growth        would be         Vision Managed Allocation
           Fund               reorganized into      Fund - Moderate Growth
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     Limited Duration             would be       Vision Institutional Limited
Government Securities Fund    reorganized into   Duration U.S. Government Fund
     (Investor Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Pennsylvania Municipal          would be            Vision Pennsylvania
         Bond Fund            reorganized into       Municipal Income Fund
     (Investor Shares)                                 (Class A Shares)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Prime Money Market Fund         would be        Vision Institutional Prime
     (Investor Shares)        reorganized into         Money Market Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


Board of Trustees, Governor Funds
Board of Trustees, Vision Group of Funds
_________________, 2000
Page 3

                                                               [EX-99.(12)(B)]
10/5/00 DRAFT                                              _____________, 2000

Board of Trustees
Governor Funds
3435 Stelzer Road
Columbus, Ohio 43219

Board of Trustees
Vision Group of Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

            RE: AGREEMENT AND PLAN OF REORGANIZATION DATED _________, 2000 (THE "PLAN"), MADE BY GOVERNOR FUNDS (THE "FUNDS"), ON BEHALF OF ITS SERIES, U.S. TREASURY OBLIGATIONS MONEY
                  MARKET FUND (THE "ACQUIRED FUND") AND VISION GROUP OF FUNDS (THE "TRUST"), ON BEHALF OF ITS SERIES, VISION TREASURY OBLIGATIONS MONEY MARKET FUND (THE "ACQUIRING FUND")
                                                    --------------------------
                  ------------------------------

Ladies and Gentlemen:

      You have requested our opinion concerning certain federal income tax consequences of the reorganization of the Acquired Fund and the Acquiring Fund, which will consist of: (i) the acquisition, by the Acquiring Fund, of substantially all of the property, assets and goodwill of the Acquired Fund, in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund (the "Acquiring Fund Shares") and the assumption of the Acquired Fund's liabilities; (ii) the distribution by the Acquired Fund of the Acquiring Fund Shares [and any remaining assets to the shareholders of the Acquired Fund] in complete liquidation of the Acquired Fund; and (iii) the subsequent dissolution of the Acquired Fund, as soon as practicable after the closing (the "Reorganization"), all upon and subject to the terms and conditions of the Plan.

      In rendering our opinion, we have reviewed and relied upon:  (a) the
Plan, dated    ____________,  2000, made by the Funds and the Trust; (b) the proxy materials provided to shareholders of the Acquired Fund in connection with the Special Meeting of Shareholders of the Acquired Fund held on _______________, 2000]; (c) certain representations concerning the Reorganization made to us by the Funds and the Trust in a letter dated [___________], 2000 (the "Representation Letter"); (d) all other documents, financial and other reports and corporate minutes we deemed relevant or appropriate; and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Plan.

      For purposes of this opinion, we have assumed that the Acquired Fund, on the date of the Reorganization, satisfies, and immediately following the Reorganization, the Acquiring Fund will satisfy, the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

      Under regulations to be prescribed by the Secretary of the Treasury (the "Secretary") under Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under
Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under Section 361(a) of the Code where a bond is transferred in an exchange qualifying as a tax-free reorganization. As of the date hereof, the Secretary has not issued any regulations under Section 1276(d) of the Code.

      Based on the foregoing, and provided the Reorganization is carried out in accordance with the applicable laws of the State of Delaware, the Plan and the Representation Letter, it is our opinion that:

      1. The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Fund and the Acquiring Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

      2. No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities pursuant to Section 361(a) and Section 357(a) of the Code.

      3. No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.
Board of Trustees, Governor Funds

      4. No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares to its shareholders in liquidation of the Acquired Fund under Section 361(c)(1) of the Code.

                  5. The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the reorganization pursuant to Section 362(b) of the Code.
      6. The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.

      7. No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund (the "Acquired Fund Shares") for the Acquiring Fund Shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

      8. The basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

      9. The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the date of the Reorganization, pursuant to
Section 1223(1) of the Code.

      10. The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the Secretary (regulations issued by the Secretary are hereafter referred to as "Treasury Regulations"), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

      Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this opinion.

      Our opinion is conditioned upon the performance by the Acquiring Fund and the Acquired Fund of their undertakings in the Plan and the Representation Letter.

      This opinion is being rendered to the Acquiring Fund and the Acquired Fund, and may be relied upon only by such Funds and the shareholders of each.

                              Very truly yours,

                              STRADLEY, RONON, STEVENS & YOUNG, LLP


                              By:  ______________________________________


Doc. #360501 v.01

                                                               [EX-99.(14)(A)]

CONSENT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

We consent to the references to our firm under the caption "Financial Highlights" in the Prospectuses, "Independent Auditors" in the Statement of Additional Information, and to the use of our report dated June 13, 2000 on the annual report dated April 30, 2000 incorporated by reference in the Statement of Additional Information dated June 30, 2000 of the Vision Group of Funds, Inc. which are incorporation by reference in the Prospectus/Proxy Statement dated November 9, 2000 included in this Registration Statement. In addition, we consent to the incorporation by reference of our report dated June 13, 2000 with respect to the financial statements of the Vision Treasury Money Market Fund for the year ended April 30, 2000 in the Statement of Additional Information included in this Registration Statement.




                                       ERNST & YOUNG LLP


Boston, Massachusetts
November 8, 2000



                                                               [EX-99.(14)(B)]

                      CONSENT OF INDEPENDENT ACCOUNTANTS



The Board of Trustees of the Governor Funds:



     WE CONSENT TO THE INCORPORATION BY REFERENCE IN THE REGISTRATION STATEMENT ON FORM N-14 (THE "REGISTRATION STATEMENT") OF OUR REPORT DATED AUGUST 15, 2000 ON OUR AUDITS OF THE FINANCIAL STATEMENTS OF THE GOVERNOR FUNDS COMPRISED OF THE ESTABLISHED GROWTH FUND, AGGRESSIVE GROWTH FUND, INTERNATIONAL EQUITY FUND, INTERMEDIATE TERM INCOME FUND, LIMITED DURATION GOVERNMENT SECURITIES FUND, PENNSYLVANIA MUNICIPAL BOND FUND, LIFESTYLE CONSERVATIVE GROWTH FUND, LIFESTYLE MODERATE GROWTH FUND, LIFESTYLE GROWTH FUND, U.S. TREASURY OBLIGATIONS MONEY MARKET FUND, AND PRIME MONEY MARKET FUND (COLLECTIVELY HEREAFTER REFERRED TO AS THE "FUNDS") WHICH REPORT IS INCLUDED IN THE JUNE 30, 2000 ANNUAL REPORT TO SHAREHOLDERS FOR THE FUNDS INCORPORATED BY REFERENCE IN THE STATEMENT OF ADDITIONAL INFORMATION IN THE REGISTRATION STATEMENT AND TO THE REFERENCE TO OUR FIRM IN THE STATEMENT OF ADDITIONAL INFORMATION AND FORM OF AGREEMENT AND PLAN OF ORGANIZATION FILED AS AN EXHIBIT TO THE REGISTRATION STATEMENT.



KPMG LLP



Columbus, OH
November 9, 2000





                                                             Doc. #346126 v.08
                                                                  [EX-99.(16)]

                              POWER OF ATTORNEY

 ......Each  person  whose  signature  appears  below  hereby  constitutes  and appoints the Secretary, Assistant Secretary(ies) of VISION GROUP OF FUNDS and Senior Corporate Counsel, Mutual Fund Services and each of them, their true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution for them and in their names, place and stead, in any and all capacities, to sign any and all documents to be filed with the Securities and Exchange Commission pursuant to the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, by means of the Securities and Exchange Commission's electronic disclosure system known as EDGAR; and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to sign and perform each and every act and thing requisite and necessary to be done in connection therewith, as fully to all intents and purposes as each of them might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.


SIGNATURES                          TITLE                                 DATE
----------                          -----                                 ----


/s/Edward C. Gonzales               President & Treasurer      August 11, 2000
---------------------------------
Edward C. Gonzales                  (Chief Executive Officer & Chief
                                    Financial and Accounting Officer)



/s/Randall I. Benderson             Trustee                    August 11, 2000
---------------------------------
Randall I. Benderson



/s/Joseph J. Castiglia              Trustee                    August 11, 2000
---------------------------------
Joseph J. Castiglia



/s/Daniel R. Gernatt,  Jr.          Trustee                    August 11, 2000
---------------------------------
Daniel R. Gernatt, Jr.



/s/George K. Hambleton, Jr.         Trustee                    August 11, 2000
---------------------------------
George K. Hambleton, Jr.


/s/Mark J. Czarnecki                Trustee                    August 11, 2000
---------------------------------
Mark J. Czarnecki




Sworn to and subscribed before me this 11th day of August, 2000




/s/Janice L. Vandenberg
---------------------------------
Notarial Seal
Janice L. Vandenberg, Notary Public
Pittsburgh, Allegheny County
My Commission Expires July 4, 2002
Member, Pennsylvania Association of Notaries